FINANCIAL STATEMENTS OF

THE GUARDIAN SEPARATE ACCOUNT N

The Guardian Separate Account N

STATEMENTS OF ASSETS AND LIABILITIES

	Victory RS Large Cap Alpha VIP Series	Victory 500 Index VIP	Victory High Yield VIP Series

	12/31/2020	12/31/2020	12/31/2020

Assets:
Shares owned in underlying fund	128,776	717,442	65,783
Net asset value per share (NAV)	44.49	17.71	7.42

Total Assets ( Shares x NAV)	$5,729,247	$12,705,897	$488,114

Liabilities:
Due to The Guardian Insurance & Annuity Company, Inc.	—	—	—

Net Assets	$5,729,247	$12,705,897	$488,114

Net Assets: Total
Contract value in accumulation period	$5,729,247	$12,705,897	$488,114

Net Assets	$5,729,247	$12,705,897	$488,114

Total Units Outstanding	248,007	345,237	13,998

Unit Value (Accumulation)	$23.10	$36.80	$34.87

Cost of Shares in Underlying Fund	$5,999,455	$13,073,186	$465,324

(1)Portfolio liquidated as of April 24, 2019. (2)Portfolio liquidated as of April 26, 2019. Underlying fund names could be abbreviated. Refer to footnotes for full fund name. STATEMENTS OF OPERATIONS

	Victory RS Large Cap Alpha VIP Series	Victory 500 Index VIP	Victory High Yield VIP Series

	1/1/2020 to 12/31/2020	1/1/2020 to 12/31/2020	1/1/2020 to 12/31/2020

2020 Investment Income
Income:
Reinvested dividends	$70,711	$227,230	$31,984
Expenses:
Mortality and expense risk charges	—	—	—

Net investment income/(expense)	70,711	227,230	31,984

2020 Realized and Unrealized Gain/(Loss) from Investments
Realized gain/(loss) from investments:
Net realized gain/(loss) from sale of investments	(206,380)	672,334	4,619
Reinvested realized gain distributions	350,748	2,810,626	—

Net realized gain/(loss) on investments	144,368	3,482,960	4,619
Net change in unrealized appreciation/(depreciation) of investments	(314,335)	(1,826,615)	(5,025)

Net realized and unrealized gain/(loss) from investments	(169,967)	1,656,345	(406)

2020 Net Increase/(Decrease) in Net Assets Resulting from Operations	$(99,256)	$1,883,575	$31,578

(1)	Portfolio liquidated as of April 24, 2019.
(2)	Portfolio liquidated as of April 26, 2019.

Underlying fund names could be abbreviated. Refer to footnotes for full fund name.

See notes to financial statements.

B-16

Investment Options
Victory INCORE Low Duration Bond VIP Series	Victory INCORE Investment Quality Bond VIP Series	Victory RS International VIP Series	Victory Sophus Emerging Markets VIP Series	Victory RS Small Cap Growth Equity VIP Series	Gabelli Capital Asset	Value Line Centurion Fund

12/31/2020	12/31/2020	12/31/2020	12/31/2020	12/31/2020	12/31/2020	12/31/2020

75,281	182,056	139,042	164,120	398,799	124,208	20,127
10.63	13.16	17.60	17.77	19.91	17.99	31.77

$800,237	$2,395,862	$2,447,143	$2,916,405	$7,940,090	$2,234,499	$639,429

—	—	—	—	—	—	—

$800,237	$2,395,862	$2,447,143	$2,916,405	$7,940,090	$2,234,499	$639,429

$800,237	$2,395,862	$2,447,143	$2,916,405	$7,940,090	$2,234,499	$639,429

$800,237	$2,395,862	$2,447,143	$2,916,405	$7,940,090	$2,234,499	$639,429

51,082	85,350	108,888	53,604	105,416	49,586	25,697

$15.67	$28.07	$22.47	$54.41	$75.32	$45.06	$24.88

$781,057	$2,247,705	$2,338,341	$2,511,101	$6,761,591	$2,403,398	$421,409

Investment Options
Victory INCORE Low Duration Bond VIP Series	Victory INCORE Investment Quality Bond VIP Series	Victory RS International VIP Series	Victory Sophus Emerging Markets VIP Series	Victory RS Small Cap Growth Equity VIP Series	Gabelli Capital Asset	Value Line Centurion Fund

1/1/2020 to 12/31/2020	1/1/2020 to 12/31/2020	1/1/2020 to 12/31/2020	1/1/2020 to 12/31/2020	1/1/2020 to 12/31/2020	1/1/2020 to 12/31/2020	1/1/2020 to 12/31/2020

$20,063	$69,459	$60,885	$51,199	$—	$3,231	$449

—	—	—	—	—	—	—

20,063	69,459	60,885	51,199	—	3,231	449

7,372	20,318	24,975	33,136	(41,015)	(110,242)	11,572
—	—	66,252	23,153	1,091,899	124,105	100,809

7,372	20,318	91,227	56,289	1,050,884	13,863	112,381
6,923	107,222	(8,902)	273,753	1,108,336	105,298	(17,064)

14,295	127,540	82,325	330,042	2,159,220	119,161	95,317

$34,358	$196,999	$143,210	$381,241	$2,159,220	$122,392	$95,766

B-17

The Guardian Separate Account N

STATEMENTS OF ASSETS AND LIABILITIES

	Value Line Strategic Asset Management Trust	Invesco V.I. American Franchise Series I	Invesco V.I. Managed Volatility Series I

	12/31/2020	12/31/2020	12/31/2020

Assets:
Shares owned in underlying fund	94,665	10,884	28,315
Net asset value per share (NAV)	23.26	89.10	11.68

Total Assets ( Shares x NAV)	$2,201,901	$969,787	$330,719

Liabilities:
Due to The Guardian Insurance & Annuity Company, Inc.	—	—	—

Net Assets	$2,201,901	$969,787	$330,719

Net Assets: Total
Contract value in accumulation period	$2,201,901	$969,787	$330,719

Net Assets	$2,201,901	$969,787	$330,719

Total Units Outstanding	57,693	35,046	15,527

Unit Value (Accumulation)	$38.17	$27.67	$21.30

Cost of Shares in Underlying Fund	$1,960,503	$690,251	$329,727

(1)Portfolio liquidated as of April 24, 2019. (2)Portfolio liquidated as of April 26, 2019. Underlying fund names could be abbreviated. Refer to footnotes for full fund name. STATEMENTS OF OPERATIONS

	Value Line Strategic Asset Management Trust	Invesco V.I. American Franchise Series I	Invesco V.I. Managed Volatility Series I

	1/1/2020 to 12/31/2020	1/1/2020 to 12/31/2020	1/1/2020 to 12/31/2020

2020 Investment Income
Income:
Reinvested dividends	$9,667	$569	$6,827
Expenses:
Mortality and expense risk charges	—	—	—

Net investment income/(expense)	9,667	569	6,827

2020 Realized and Unrealized Gain/(Loss) from Investments
Realized gain/(loss) from investments:
Net realized gain/(loss) from sale of investments	(53)	15,054	(2,563)
Reinvested realized gain distributions	153,552	59,315	7,401

Net realized gain/(loss) on investments	153,499	74,369	4,838
Net change in unrealized appreciation/(depreciation) of investments	175,786	203,949	(21,047)

Net realized and unrealized gain/(loss) from investments	329,285	278,318	(16,209)

2020 Net Increase/(Decrease) in Net Assets Resulting from Operations	$338,952	$278,887	$(9,382)

(1)	Portfolio liquidated as of April 24, 2019.
(2)	Portfolio liquidated as of April 26, 2019.

Underlying fund names could be abbreviated. Refer to footnotes for full fund name.

See notes to financial statements.

B-18

Investment Options
Invesco V.I. Core Equity Series I	Invesco V.I. Core Equity Series II	Invesco V.I. Government Securities Series II	Invesco V.I. Mid Cap Core Equity Series II	Invesco V.I. Managed Volatility Series II	Invesco V.I. Growth and Income Series II	Invesco V.I. American Franchise Series II

12/31/2020	12/31/2020	12/31/2020	12/31/2020	12/31/2020	12/31/2020	12/31/2020

23,632	1,929	80,847	16,946	717	10,562	114
30.43	30.28	11.92	10.24	11.54	18.70	84.31

$719,128	$58,418	$963,701	$173,530	$8,269	$197,514	$9,599

—	—	—	—	—	—	—

$719,128	$58,418	$963,701	$173,530	$8,269	$197,514	$9,599

$719,128	$58,418	$963,701	$173,530	$8,269	$197,514	$9,599

$719,128	$58,418	$963,701	$173,530	$8,269	$197,514	$9,599

32,901	2,370	66,772	7,896	454	7,791	287

$21.86	$24.65	$14.43	$21.98	$18.23	$25.35	$33.49

$781,893	$58,704	$968,707	$172,290	$8,659	$163,821	$7,213

Investment Options
Invesco V.I. Core Equity Series I	Invesco V.I. Core Equity Series II	Invesco V.I. Government Securities Series II	Invesco V.I. Mid Cap Core Equity Series II	Invesco V.I. Managed Volatility Series II	Invesco V.I. Growth and Income Series II	Invesco V.I. American Franchise Series II

1/1/2020 to 12/31/2020	1/1/2020 to 12/31/2020	1/1/2020 to 12/31/2020	1/1/2020 to 12/31/2020	1/1/2020 to 12/31/2020	1/1/2020 to 12/31/2020	1/1/2020 to 12/31/2020

$8,573	$566	$24,339	$732	$142	$3,818	$—

—	—	—	—	—	—	—

8,573	566	24,339	732	142	3,818	—

(18,016)	(10,905)	25,507	(32,570)	(9)	(31,357)	98
147,890	12,243	—	31,630	181	3,223	548

129,874	1,338	25,507	(940)	172	(28,134)	646
(57,169)	498	(12,710)	616	(418)	30,244	1,886

72,705	1,836	12,797	(324)	(246)	2,110	2,532

$81,278	$2,402	$37,136	$408	$(104)	$5,928	$2,532

B-19

The Guardian Separate Account N

STATEMENTS OF ASSETS AND LIABILITIES

	Alger Capital Appreciation Class S	AB VPS Value Class B	AB VPS Growth and Income Class B

	12/31/2020	(2)	12/31/2020

Assets:
Shares owned in underlying fund	8,391		37,785
Net asset value per share (NAV)	92.48		28.43

Total Assets ( Shares x NAV)	$776,041	$	$1,074,214

Liabilities:
Due to The Guardian Insurance & Annuity Company, Inc.	—		—

Net Assets	$776,041	$	$1,074,214

Net Assets: Total
Contract value in accumulation period	$776,041	$	$1,074,214

Net Assets	$776,041	$	$1,074,214

Total Units Outstanding	14,964		31,683

Unit Value (Accumulation)	$51.86	$	$33.90

Cost of Shares in Underlying Fund	$626,206	$	$1,118,443

(1)Portfolio liquidated as of April 24, 2019. (2)Portfolio liquidated as of April 26, 2019. Underlying fund names could be abbreviated. Refer to footnotes for full fund name. STATEMENTS OF OPERATIONS

	Alger Capital Appreciation Class S	AB VPS Value Class B	AB VPS Growth and Income Class B

	1/1/2020 to 12/31/2020	(2)	1/1/2020 to 12/31/2020

2020 Investment Income
Income:
Reinvested dividends	$—	$	$12,875
Expenses:
Mortality and expense risk charges	—		—

Net investment income/(expense)	—		12,875

2020 Realized and Unrealized Gain/(Loss) from Investments
Realized gain/(loss) from investments:
Net realized gain/(loss) from sale of investments	23,730		(31,594)
Reinvested realized gain distributions	105,975		52,711

Net realized gain/(loss) on investments	129,705		21,117
Net change in unrealized appreciation/(depreciation) of investments	112,457		(24,930)

Net realized and unrealized gain/(loss) from investments	242,162		(3,813)

2020 Net Increase/(Decrease) in Net Assets Resulting from Operations	$242,162	$	$9,062

(1)	Portfolio liquidated as of April 24, 2019.
(2)	Portfolio liquidated as of April 26, 2019.

Underlying fund names could be abbreviated. Refer to footnotes for full fund name.

See notes to financial statements.

B-20

Investment Options
AB VPS Large Cap Growth Class B	AB VPS Global Thematic Growth Class B	AB VPS Real Estate Investment Class B		American Century VP Capital Appreciation Class I	American Century VP Mid Cap Value Class I	American Century VP Mid Cap Value Class II	BlackRock Global Allocation V.I. Class III

12/31/2020	12/31/2020		(1)	12/31/2020	12/31/2020	12/31/2020	12/31/2020

15,118	10,794			9,414	24,169	4,760	19,663
71.51	40.54			19.27	20.54	20.57	16.29

$1,081,070	$437,582	$		$181,401	$496,439	$97,907	$320,307

—	—			—	—	—	—

$1,081,070	$437,582	$		$181,401	$496,439	$97,907	$320,307

$1,081,070	$437,582	$		$181,401	$496,439	$97,907	$320,307

$1,081,070	$437,582	$		$181,401	$496,439	$97,907	$320,307

17,916	13,086			4,620	15,389	4,986	14,442

$60.34	$33.44	$		$39.27	$32.26	$19.64	$22.18

$855,803	$321,012	$		$127,844	$450,168	$95,819	$275,063

Investment Options
AB VPS Large Cap Growth Class B	AB VPS Global Thematic Growth Class B	AB VPS Real Estate Investment Class B		American Century VP Capital Appreciation Class I	American Century VP Mid Cap Value Class I	American Century VP Mid Cap Value Class II	BlackRock Global Allocation V.I. Class III

1/1/2020 to 12/31/2020	1/1/2020 to 12/31/2020		(1)	1/1/2020 to 12/31/2020	1/1/2020 to 12/31/2020	1/1/2020 to 12/31/2020	1/1/2020 to 12/31/2020

$—	$1,659	$		$—	$8,417	$1,380	$3,663

—	—			—	—	—	—

—	1,659			—	8,417	1,380	3,663

34,384	34,014			(802)	(76,131)	(1,130)	(57,389)
71,013	34,923			17,442	—	—	18,082

105,397	68,937			16,640	(76,131)	(1,130)	(39,307)
121,526	53,394			46,291	10,694	2,201	33,013

226,923	122,331			62,931	(65,437)	1,071	(6,294)

$226,923	$123,990	$		$62,931	$(57,020)	$2,451	$(2,631)

B-21

The Guardian Separate Account N

STATEMENTS OF ASSETS AND LIABILITIES

	Davis Financial	Davis Real Estate	Davis Value

	12/31/2020	12/31/2020	12/31/2020

Assets:
Shares owned in underlying fund	62,416	158,520	477,885
Net asset value per share (NAV)	11.74	14.05	9.17

Total Assets ( Shares x NAV)	$732,763	$2,227,200	$4,382,205

Liabilities:
Due to The Guardian Insurance & Annuity Company, Inc.	—	—	—

Net Assets	$732,763	$2,227,200	$4,382,205

Net Assets: Total
Contract value in accumulation period	$732,763	$2,227,200	$4,382,205

Net Assets	$732,763	$2,227,200	$4,382,205

Total Units Outstanding	23,215	43,618	127,229

Unit Value (Accumulation)	$31.56	$51.06	$34.44

Cost of Shares in Underlying Fund	$837,153	$2,305,282	$4,396,116

(1)Portfolio liquidated as of April 24, 2019. (2)Portfolio liquidated as of April 26, 2019. Underlying fund names could be abbreviated. Refer to footnotes for full fund name. STATEMENTS OF OPERATIONS

	Davis Financial	Davis Real Estate	Davis Value

	1/1/2020 to 12/31/2020	1/1/2020 to 12/31/2020	1/1/2020 to 12/31/2020

2020 Investment Income
Income:
Reinvested dividends	$9,837	$42,069	$27,756
Expenses:
Mortality and expense risk charges	—	—	—

Net investment income/(expense)	9,837	42,069	27,756

2020 Realized and Unrealized Gain/(Loss) from Investments
Realized gain/(loss) from investments:
Net realized gain/(loss) from sale of investments	(53,372)	(41,095)	(220,192)
Reinvested realized gain distributions	42,822	9,890	111,024

Net realized gain/(loss) on investments	(10,550)	(31,205)	(109,168)
Net change in unrealized appreciation/(depreciation) of investments	(63,154)	(227,905)	507,503

Net realized and unrealized gain/(loss) from investments	(73,704)	(259,110)	398,335

2020 Net Increase/(Decrease) in Net Assets Resulting from Operations	$(63,867)	$(217,041)	$426,091

(1)	Portfolio liquidated as of April 24, 2019.
(2)	Portfolio liquidated as of April 26, 2019.

Underlying fund names could be abbreviated. Refer to footnotes for full fund name.

See notes to financial statements.

B-22

Investment Options
Delaware VIP Limited-Term Diversified Income Service Class	Delaware VIP Diversified Income Service Class	Delaware VIP Emerging Markets Service Class	Wells Fargo VT International Equity Class II	Fidelity VIP Contrafund Service Class 2	Fidelity VIP Equity- Income Service Class 2	Fidelity VIP Growth Opportunities Service Class 2

12/31/2020	12/31/2020	12/31/2020	12/31/2020	12/31/2020	12/31/2020	12/31/2020

22,075	35,320	7,347	—	181,184	62,612	31,390
10.00	11.47	29.31	1.92	46.73	23.18	76.09

$220,745	$405,120	$215,327	$—	$8,466,730	$1,451,352	$2,388,475

—	—	—	—	—	—	—

$220,745	$405,120	$215,327	$—	$8,466,730	$1,451,352	$2,388,475

$220,745	$405,120	$215,327	$—	$8,466,730	$1,451,352	$2,388,475

$220,745	$405,120	$215,327	$—	$8,466,730	$1,451,352	$2,388,475

15,301	20,967	10,597	—	161,007	42,496	38,142

$14.43	$19.32	$20.32	$18.26	$52.59	$34.15	$62.62

$217,074	$398,577	$155,172	$—	$6,059,880	$1,300,481	$1,116,390

Investment Options
Delaware VIP Limited-Term Diversified Income Service Class	Delaware VIP Diversified Income Service Class	Delaware VIP Emerging Markets Service Class	Wells Fargo VT International Equity Class II	Fidelity VIP Contrafund Service Class 2	Fidelity VIP Equity- Income Service Class 2	Fidelity VIP Growth Opportunities Service Class 2

1/1/2020 to 12/31/2020	1/1/2020 to 12/31/2020	1/1/2020 to 12/31/2020	1/1/2020 to 12/31/2020	1/1/2020 to 12/31/2020	1/1/2020 to 12/31/2020	1/1/2020 to 12/31/2020

$2,552	$4,242	$912	$—	$5,346	$21,410	$—

—	—	—	—	—	—	—

2,552	4,242	912	—	5,346	21,410	—

385	(8,491)	(41,088)	—	135,556	(34,322)	203,221
—	—	3,423	—	36,561	64,852	106,905

385	(8,491)	(37,665)	—	172,117	30,530	310,126
3,672	4,704	27,419	—	1,811,487	21,285	731,202

4,057	(3,787)	(10,246)	—	1,983,604	51,815	1,041,328

$6,609	$455	$(9,334)	$—	$1,988,950	$73,225	$1,041,328

B-23

The Guardian Separate Account N

STATEMENTS OF ASSETS AND LIABILITIES

	Fidelity VIP High Income Service Class 2	Fidelity VIP Mid Cap Service Class 2	Fidelity VIP Freedom 2020 Service Class 2

	12/31/2020	12/31/2020	12/31/2020

Assets:
Shares owned in underlying fund	25,270	177,365	4,958
Net asset value per share (NAV)	5.09	37.29	14.92

Total Assets ( Shares x NAV)	$128,623	$6,613,945	$73,972

Liabilities:
Due to The Guardian Insurance & Annuity Company, Inc.	—	—	—

Net Assets	$128,623	$6,613,945	$73,972

Net Assets: Total
Contract value in accumulation period	$128,623	$6,613,945	$73,972

Net Assets	$128,623	$6,613,945	$73,972

Total Units Outstanding	6,244	100,035	3,285

Unit Value (Accumulation)	$20.60	$66.12	$22.52

Cost of Shares in Underlying Fund	$125,014	$5,521,012	$66,350

(1)Portfolio liquidated as of April 24, 2019. (2)Portfolio liquidated as of April 26, 2019. Underlying fund names could be abbreviated. Refer to footnotes for full fund name. STATEMENTS OF OPERATIONS

	Fidelity VIP High Income Service Class 2	Fidelity VIP Mid Cap Service Class 2	Fidelity VIP Freedom 2020 Service Class 2

	1/1/2020 to 12/31/2020	1/1/2020 to 12/31/2020	1/1/2020 to 12/31/2020

2020 Investment Income
Income:
Reinvested dividends	$5,714	$21,873	$703
Expenses:
Mortality and expense risk charges	—	—	—

Net investment income/(expense)	5,714	21,873	703

2020 Realized and Unrealized Gain/(Loss) from Investments
Realized gain/(loss) from investments:
Net realized gain/(loss) from sale of investments	(3,543)	(263,344)	(3,734)
Reinvested realized gain distributions	—	—	6,408

Net realized gain/(loss) on investments	(3,543)	(263,344)	2,674
Net change in unrealized appreciation/(depreciation) of investments	3,571	1,127,524	3,679

Net realized and unrealized gain/(loss) from investments	28	864,180	6,353

2020 Net Increase/(Decrease) in Net Assets Resulting from Operations	$5,742	$886,053	$7,056

(1)	Portfolio liquidated as of April 24, 2019.
(2)	Portfolio liquidated as of April 26, 2019.

Underlying fund names could be abbreviated. Refer to footnotes for full fund name.

See notes to financial statements.

B-24

Investment Options
Fidelity VIP Freedom 2030 Service Class 2	Fidelity VIP Government Money Market Service Class 2	Fidelity VIP Index 500 Initial Class	Templeton Growth VIP Class 2	Templeton Global Bond VIP Class 2	Templeton Foreign VIP Class 2	Franklin Mutual Shares VIP Class 2

12/31/2020	12/31/2020	12/31/2020	12/31/2020	12/31/2020	12/31/2020	12/31/2020

6,716	4,812,731	3,971	7,467	926	1,388	30,924
16.73	1.00	371.59	11.17	13.82	13.28	16.59

$112,362	$4,812,731	$1,475,556	$83,411	$12,792	$18,429	$513,025

—	—	—	—	—	—	—

$112,362	$4,812,731	$1,475,556	$83,411	$12,792	$18,429	$513,025

$112,362	$4,812,731	$1,475,556	$83,411	$12,792	$18,429	$513,025

$112,362	$4,812,731	$1,475,556	$83,411	$12,792	$18,429	$513,025

4,562	366,761	56,572	4,717	991	1,651	21,690

$24.63	$13.12	$26.08	$17.68	$12.91	$11.17	$23.65

$95,617	$4,812,731	$1,157,392	$77,756	$13,739	$16,795	$535,646

Investment Options
Fidelity VIP Freedom 2030 Service Class 2	Fidelity VIP Government Money Market Service Class 2	Fidelity VIP Index 500 Initial Class	Templeton Growth VIP Class 2	Templeton Global Bond VIP Class 2	Templeton Foreign VIP Class 2	Franklin Mutual Shares VIP Class 2

1/1/2020 to 12/31/2020	1/1/2020 to 12/31/2020	1/1/2020 to 12/31/2020	1/1/2020 to 12/31/2020	1/1/2020 to 12/31/2020	1/1/2020 to 12/31/2020	1/1/2020 to 12/31/2020

$988	$9,352	$21,553	$2,155	$1,995	$456	$11,812

—	—	—	—	—	—	—

988	9,352	21,553	2,155	1,995	456	11,812

882	—	30,759	(16,153)	(3,539)	(6,434)	(9,383)
6,544	—	3,382	—	—	—	16,422

7,426	—	34,141	(16,153)	(3,539)	(6,434)	7,039
3,774	—	181,282	16,317	(755)	1,738	(45,675)

11,200	—	215,423	164	(4,294)	(4,696)	(38,636)

$12,188	$9,352	$236,976	$2,319	$(2,299)	$(4,240)	$(26,824)

B-25

The Guardian Separate Account N

STATEMENTS OF ASSETS AND LIABILITIES

	Franklin Small Cap Value VIP Class 2	Morningstar Balanced ETF Asset Allocation Class II	Morningstar Growth ETF Asset Allocation Class II

	12/31/2020	12/31/2020	12/31/2020

Assets:
Shares owned in underlying fund	25,622	117	3,431
Net asset value per share (NAV)	14.50	11.24	11.46

Total Assets ( Shares x NAV)	$371,518	$1,319	$39,324

Liabilities:
Due to The Guardian Insurance & Annuity Company, Inc.	—	—	—

Net Assets	$371,518	$1,319	$39,324

Net Assets: Total
Contract value in accumulation period	$371,518	$1,319	$39,324

Net Assets	$371,518	$1,319	$39,324

Total Units Outstanding	13,852	60	1,591

Unit Value (Accumulation)	$26.82	$21.84	$24.70

Cost of Shares in Underlying Fund	$429,454	$1,278	$39,618

(1)Portfolio liquidated as of April 24, 2019. (2)Portfolio liquidated as of April 26, 2019. Underlying fund names could be abbreviated. Refer to footnotes for full fund name. STATEMENTS OF OPERATIONS

	Franklin Small Cap Value VIP Class 2	Morningstar Balanced ETF Asset Allocation Class II	Morningstar Growth ETF Asset Allocation Class II

	1/1/2020 to 12/31/2020	1/1/2020 to 12/31/2020	1/1/2020 to 12/31/2020

2020 Investment Income
Income:
Reinvested dividends	$4,314	$19	$722
Expenses:
Mortality and expense risk charges	—	—	—

Net investment income/(expense)	4,314	19	722

2020 Realized and Unrealized Gain/(Loss) from Investments
Realized gain/(loss) from investments:
Net realized gain/(loss) from sale of investments	69,218	2,643	(36,963)
Reinvested realized gain distributions	18,350	12	1,033

Net realized gain/(loss) on investments	87,568	2,655	(35,930)
Net change in unrealized appreciation/(depreciation) of investments	(81,562)	(2,703)	(4,817)

Net realized and unrealized gain/(loss) from investments	6,006	(48)	(40,747)

2020 Net Increase/(Decrease) in Net Assets Resulting from Operations	$10,320	$(29)	$(40,025)

(1)	Portfolio liquidated as of April 24, 2019.
(2)	Portfolio liquidated as of April 26, 2019.

Underlying fund names could be abbreviated. Refer to footnotes for full fund name.

See notes to financial statements.

B-26

Investment Options
Morningstar Income and Growth ETF Asset Allocation Class II	Ivy VIP Small Cap Growth Class II	Ivy VIP Mid Cap Growth Class II	Janus Henderson Enterprise Institutional Shares	Janus Henderson Forty Institutional Shares	Janus Henderson Research Institutional Shares	Janus Henderson Global Research Institutional Shares

12/31/2020	12/31/2020	12/31/2020	12/31/2020	12/31/2020	12/31/2020	12/31/2020

2,310	4,568	12,002	36,657	72,011	28,081	31,194
11.02	12.08	17.48	94.21	57.00	49.35	63.62

$25,460	$55,186	$209,848	$3,453,459	$4,104,604	$1,385,796	$1,984,579

—	—	—	—	—	—	—

$25,460	$55,186	$209,848	$3,453,459	$4,104,604	$1,385,796	$1,984,579

$25,460	$55,186	$209,848	$3,453,459	$4,104,604	$1,385,796	$1,984,579

$25,460	$55,186	$209,848	$3,453,459	$4,104,604	$1,385,796	$1,984,579

1,381	1,505	6,524	109,505	73,486	44,721	102,179

$18.42	$36.70	$32.16	$31.54	$55.86	$30.99	$19.42

$24,445	$43,816	$149,119	$2,365,805	$2,717,131	$992,408	$1,437,730

Investment Options
Morningstar Income and Growth ETF Asset Allocation Class II	Ivy VIP Small Cap Growth Class II	Ivy VIP Mid Cap Growth Class II	Janus Henderson Enterprise Institutional Shares	Janus Henderson Forty Institutional Shares	Janus Henderson Research Institutional Shares	Janus Henderson Global Research Institutional Shares

1/1/2020 to 12/31/2020	1/1/2020 to 12/31/2020	1/1/2020 to 12/31/2020	1/1/2020 to 12/31/2020	1/1/2020 to 12/31/2020	1/1/2020 to 12/31/2020	1/1/2020 to 12/31/2020

$505	$—	$—	$3,345	$24,048	$6,076	$13,335

—	—	—	—	—	—	—

505	—	—	3,345	24,048	6,076	13,335

1,405	(79)	1,637	211,228	78,305	39,004	53,246
283	—	9,895	208,916	226,450	87,512	82,213

1,688	(79)	11,532	420,144	304,755	126,516	135,459
315	15,243	55,487	84,749	835,164	205,407	139,071

2,003	15,164	67,019	504,893	1,139,919	331,923	274,530

$2,508	$15,164	$67,019	$508,238	$1,163,967	$337,999	$287,865

B-27

The Guardian Separate Account N

STATEMENTS OF ASSETS AND LIABILITIES

	Janus Henderson Forty Portfolio Service Shares	Janus Henderson Research Portfolio Service Shares	Janus Henderson Enterprise Portfolio Service Shares

	12/31/2020	12/31/2020	12/31/2020

Assets:
Shares owned in underlying fund	9,476	8,707	3,439
Net asset value per share (NAV)	52.96	47.78	87.46

Total Assets ( Shares x NAV)	$501,846	$416,011	$300,772

Liabilities:
Due to The Guardian Insurance & Annuity Company, Inc.	—	—	—

Net Assets	$501,846	$416,011	$300,772

Net Assets: Total
Contract value in accumulation period	$501,846	$416,011	$300,772

Net Assets	$501,846	$416,011	$300,772

Total Units Outstanding	11,307	10,277	6,842

Unit Value (Accumulation)	$44.38	$40.48	$43.96

Cost of Shares in Underlying Fund	$381,680	$328,136	$244,849

(1)Portfolio liquidated as of April 24, 2019. (2)Portfolio liquidated as of April 26, 2019. Underlying fund names could be abbreviated. Refer to footnotes for full fund name. STATEMENTS OF OPERATIONS

	Janus Henderson Forty Portfolio Service Shares	Janus Henderson Research Portfolio Service Shares	Janus Henderson Enterprise Portfolio Service Shares

	1/1/2020 to 12/31/2020	1/1/2020 to 12/31/2020	1/1/2020 to 12/31/2020

2020 Investment Income
Income:
Reinvested dividends	$2,134	$1,027	$97
Expenses:
Mortality and expense risk charges	—	—	—

Net investment income/(expense)	2,134	1,027	97

2020 Realized and Unrealized Gain/(Loss) from Investments
Realized gain/(loss) from investments:
Net realized gain/(loss) from sale of investments	7,124	(105)	2,483
Reinvested realized gain distributions	24,169	22,834	16,481

Net realized gain/(loss) on investments	31,293	22,729	18,964
Net change in unrealized appreciation/(depreciation) of investments	92,730	64,301	33,394

Net realized and unrealized gain/(loss) from investments	124,023	87,030	52,358

2020 Net Increase/(Decrease) in Net Assets Resulting from Operations	$126,157	$88,057	$52,455

(1)	Portfolio liquidated as of April 24, 2019.
(2)	Portfolio liquidated as of April 26, 2019.

Underlying fund names could be abbreviated. Refer to footnotes for full fund name.

See notes to financial statements.

B-28

Investment Options
Janus Henderson Mid Cap Value Portfolio Service Shares	Janus Henderson Balanced Portfolio Service Shares	Janus Henderson Global Research Portfolio Service Shares	MFS Growth Initial Class	MFS Investors Trust Initial Class	MFS New Discovery Initial Class	MFS Research Initial Class

12/31/2020	12/31/2020	12/31/2020	12/31/2020	12/31/2020	12/31/2020	12/31/2020

19,149	93	796	20,611	12,523	89,692	7,035
15.42	46.10	62.00	73.81	36.57	26.96	32.87

$295,277	$4,277	$49,341	$1,521,299	$457,975	$2,418,092	$231,240

—	—	—	—	—	—	—

$295,277	$4,277	$49,341	$1,521,299	$457,975	$2,418,092	$231,240

$295,277	$4,277	$49,341	$1,521,299	$457,975	$2,418,092	$231,240

$295,277	$4,277	$49,341	$1,521,299	$457,975	$2,418,092	$231,240

12,417	56	1,773	42,570	12,642	43,051	6,848

$23.78	$75.96	$27.82	$35.74	$36.23	$56.17	$33.77

$280,506	$3,349	$40,077	$937,114	$353,082	$1,674,771	$205,872

Investment Options
Janus Henderson Mid Cap Value Portfolio Service Shares	Janus Henderson Balanced Portfolio Service Shares	Janus Henderson Global Research Portfolio Service Shares	MFS Growth Initial Class	MFS Investors Trust Initial Class	MFS New Discovery Initial Class	MFS Research Initial Class

1/1/2020 to 12/31/2020	1/1/2020 to 12/31/2020	1/1/2020 to 12/31/2020	1/1/2020 to 12/31/2020	1/1/2020 to 12/31/2020	1/1/2020 to 12/31/2020	1/1/2020 to 12/31/2020

$2,912	$88	$278	$—	$2,571	$—	$1,521

—	—	—	—	—	—	—

2,912	88	278	—	2,571	—	1,521

(82,580)	128	(1,942)	136,002	25,562	(55,904)	12,616
5,779	40	2,350	82,124	12,299	175,848	8,386

(76,801)	168	408	218,126	37,861	119,944	21,002
(13,982)	288	8,787	121,631	15,816	666,506	11,082

(90,783)	456	9,195	339,757	53,677	786,450	32,084

$(87,871)	$544	$9,473	$339,757	$56,248	$786,450	$33,605

B-29

The Guardian Separate Account N

STATEMENTS OF ASSETS AND LIABILITIES

	MFS Total Return Initial Class	MFS Growth Service Class	MFS VIT II Income Series Service Class

	12/31/2020	12/31/2020	12/31/2020

Assets:
Shares owned in underlying fund	134,947	11,406	1,847
Net asset value per share (NAV)	26.02	70.23	10.43

Total Assets ( Shares x NAV)	$3,511,309	$801,026	$19,261

Liabilities:
Due to The Guardian Insurance & Annuity Company, Inc.	—	—	—

Net Assets	$3,511,309	$801,026	$19,261

Net Assets: Total
Contract value in accumulation period	$3,511,309	$801,026	$19,261

Net Assets	$3,511,309	$801,026	$19,261

Total Units Outstanding	94,974	16,150	996

Unit Value (Accumulation)	$36.97	$49.60	$19.34

Cost of Shares in Underlying Fund	$3,182,583	$606,445	$18,437

(1)Portfolio liquidated as of April 24, 2019. (2)Portfolio liquidated as of April 26, 2019. Underlying fund names could be abbreviated. Refer to footnotes for full fund name. STATEMENTS OF OPERATIONS

	MFS Total Return Initial Class	MFS Growth Service Class	MFS VIT II Income Series Service Class

	1/1/2020 to 12/31/2020	1/1/2020 to 12/31/2020	1/1/2020 to 12/31/2020

2020 Investment Income
Income:
Reinvested dividends	$74,934	$—	$566
Expenses:
Mortality and expense risk charges	—	—	—

Net investment income/(expense)	74,934	—	566

2020 Realized and Unrealized Gain/(Loss) from Investments
Realized gain/(loss) from investments:
Net realized gain/(loss) from sale of investments	25,694	64,272	92
Reinvested realized gain distributions	86,835	46,078	—

Net realized gain/(loss) on investments	112,529	110,350	92
Net change in unrealized appreciation/(depreciation) of investments	120,166	76,207	647

Net realized and unrealized gain/(loss) from investments	232,695	186,557	739

2020 Net Increase/(Decrease) in Net Assets Resulting from Operations	$307,629	$186,557	$1,305

(1)	Portfolio liquidated as of April 24, 2019.
(2)	Portfolio liquidated as of April 26, 2019.

Underlying fund names could be abbreviated. Refer to footnotes for full fund name.

See notes to financial statements.

B-30

Investment Options
MFS Research Service Class	MFS Total Return Service Class	MFS Investors Trust Service Class	MFS New Discovery Service Class	Invesco Oppenheimer Global Fund	PIMCO Real Return Advisor Class	PIMCO Total Return Advisor Class

12/31/2020	12/31/2020	12/31/2020	12/31/2020	12/31/2020	12/31/2020	12/31/2020

12,740	16,624	374	5,410	9,315	6,329	50,382
32.34	25.50	35.99	23.61	51.36	13.92	11.59

$412,024	$423,921	$13,468	$127,723	$478,434	$88,098	$583,925

—	—	—	—	—	—	—

$412,024	$423,921	$13,468	$127,723	$478,434	$88,098	$583,925

$412,024	$423,921	$13,468	$127,723	$478,434	$88,098	$583,925

$412,024	$423,921	$13,468	$127,723	$478,434	$88,098	$583,925

11,660	18,236	574	4,255	13,129	5,530	36,264

$35.34	$23.25	$23.45	$30.02	$36.44	$15.93	$16.10

$359,874	$359,081	$11,154	$98,176	$381,412	$82,743	$552,806

Investment Options
MFS Research Service Class	MFS Total Return Service Class	MFS Investors Trust Service Class	MFS New Discovery Service Class	Invesco Oppenheimer Global Fund	PIMCO Real Return Advisor Class	PIMCO Total Return Advisor Class

1/1/2020 to 12/31/2020	1/1/2020 to 12/31/2020	1/1/2020 to 12/31/2020	1/1/2020 to 12/31/2020	1/1/2020 to 12/31/2020	1/1/2020 to 12/31/2020	1/1/2020 to 12/31/2020

$1,937	$7,923	$43	$—	$1,735	$1,003	$10,221

—	—	—	—	—	—	—

1,937	7,923	43	—	1,735	1,003	10,221

(1,484)	(151)	81	(41)	(10,981)	1,571	12,952
14,657	10,317	307	9,465	14,389	—	6,096

13,173	10,166	388	9,424	3,408	1,571	19,048
39,099	57,333	937	30,213	92,845	4,496	20,108

52,272	67,499	1,325	39,637	96,253	6,067	39,156

$54,209	$75,422	$1,368	$39,637	$97,988	$7,070	$49,377

B-31

The Guardian Separate Account N

STATEMENTS OF ASSETS AND LIABILITIES

	ClearBridge Variable Appreciation Class II	ClearBridge Variable Mid Cap Core Class II	ClearBridge Variable Small Cap Growth Class II

	12/31/2020	12/31/2020	12/31/2020

Assets:
Shares owned in underlying fund	2,122	380	10,196
Net asset value per share (NAV)	51.26	25.48	34.46

Total Assets ( Shares x NAV)	$108,757	$9,686	$351,344

Liabilities:
Due to The Guardian Insurance & Annuity Company, Inc.	—	—	—

Net Assets	$108,757	$9,686	$351,344

Net Assets: Total
Contract value in accumulation period	$108,757	$9,686	$351,344

Net Assets	$108,757	$9,686	$351,344

Total Units Outstanding	1,595	263	5,399

Unit Value (Accumulation)	$68.20	$36.89	$65.07

Cost of Shares in Underlying Fund	$100,750	$7,623	$264,826

(1)Portfolio liquidated as of April 24, 2019. (2)Portfolio liquidated as of April 26, 2019. Underlying fund names could be abbreviated. Refer to footnotes for full fund name. STATEMENTS OF OPERATIONS

	ClearBridge Variable Appreciation Class II	ClearBridge Variable Mid Cap Core Class II	ClearBridge Variable Small Cap Growth Class II

	1/1/2020 to 12/31/2020	1/1/2020 to 12/31/2020	1/1/2020 to 12/31/2020

2020 Investment Income
Income:
Reinvested dividends	$805	$3	$—
Expenses:
Mortality and expense risk charges	—	—	—

Net investment income/(expense)	805	3	—

2020 Realized and Unrealized Gain/(Loss) from Investments
Realized gain/(loss) from investments:
Net realized gain/(loss) from sale of investments	3,829	13	75,255
Reinvested realized gain distributions	2,817	70	27,046

Net realized gain/(loss) on investments	6,646	83	102,301
Net change in unrealized appreciation/(depreciation) of investments	1,875	1,130	29,589

Net realized and unrealized gain/(loss) from investments	8,521	1,213	131,890

2020 Net Increase/(Decrease) in Net Assets Resulting from Operations	$9,326	$1,216	$131,890

(1)	Portfolio liquidated as of April 24, 2019.
(2)	Portfolio liquidated as of April 26, 2019.

Underlying fund names could be abbreviated. Refer to footnotes for full fund name.

See notes to financial statements.

B-32

Investment Options
Columbia Variable Portfolio- Small Cap Value Class 2	Putnam VT Multi Cap Core Fund Class IB	Pioneer Equity Income VCT Class II

12/31/2020	12/31/2020	12/31/2020

1,970	484	3,423
16.06	21.56	15.79

$31,632	$10,444	$54,050

—	—	—

$31,632	$10,444	$54,050

$31,632	$10,444	$54,050

$31,632	$10,444	$54,050

1,736	536	2,808

$18.23	$19.48	$19.25

$29,945	$8,634	$61,436

Investment Options
Columbia Variable Portfolio- Small Cap Value Class 2	Putnam VT Multi Cap Core Fund Class IB	Pioneer Equity Income VCT Class II

1/1/2020 to 12/31/2020	1/1/2020 to 12/31/2020	1/1/2020 to 12/31/2020

$73	$65	$1,080

—	—	—

73	65	1,080

(1,236)	48	(4,281)
938	285	1,700

(298)	333	(2,581)
3,419	1,224	2,712

3,121	1,557	131

$3,194	$1,622	$1,211

B-33

The Guardian Separate Account N

STATEMENTS OF CHANGES IN NET ASSETS

	Victory RS Large Cap Alpha VIP Series	Victory 500 Index VIP	Victory High Yield VIP Series

	1/1/2019 to 12/31/2020	1/1/2019 to 12/31/2020	1/1/2019 to 12/31/2020

2019 Increase/(Decrease) from Operations
Net investment income/(expense)	$60,960	$228,803	$32,252
Net realized gain/(loss) from sale of investments	53,637	634,804	8,375
Reinvested realized gain distributions	888,143	1,338,446	—
Net change in unrealized appreciation/(depreciation) of investments	634,307	816,642	18,703

Net increase/(decrease) resulting from operations	1,637,047	3,018,695	59,330

2019 Policy Transactions
Net policy purchase payments	368,837	388,371	38,619
Transfers on account of death, surrenders and withdrawals	(782,878)	(1,146,525)	(16,590)
Transfers of policy loans	98,586	40,208	(162)
Transfers of cost of insurance and policy fees	(296,134)	(359,124)	(21,090)
Transfers between investment divisions, net	(159,942)	1,190,584	26,907
Transfers–other	(4,579)	(5,854)	428

Net increase/(decrease) from policy transactions	(776,110)	107,660	28,112

Total Increase/(Decrease) in Net Assets	860,937	3,126,355	87,442
Net Assets at December 31, 2018	5,206,075	9,001,138	362,300

Net Assets at December 31, 2019	$6,067,012	$12,127,493	$449,742

2020 Increase/(Decrease) from Operations
Net investment income/(expense)	$70,711	$227,230	$31,984
Net realized gain/(loss) from sale of investments	(206,380)	672,334	4,619
Reinvested realized gain distributions	350,748	2,810,626	—
Net change in unrealized appreciation/(depreciation) of investments	(314,335)	(1,826,615)	(5,025)

Net increase/(decrease) resulting from operations	(99,256)	1,883,575	31,578

2020 Policy Transactions
Net policy purchase payments	359,484	230,656	36,603
Transfers on account of death, surrenders and withdrawals	(209,181)	(541,469)	(7,439)
Transfers of policy loans	(52,657)	48,698	502
Transfers of cost of insurance and policy fees	(290,785)	(366,360)	(20,199)
Transfers between investment divisions, net	(48,138)	(677,501)	(3,409)
Transfers–other	2,768	805	736

Net increase/(decrease) from policy transactions	(238,509)	(1,305,171)	6,794

Total Increase/(Decrease) in Net Assets	(337,765)	578,404	38,372
Net Assets at December 31, 2019	6,067,012	12,127,493	449,742

Net Assets at December 31, 2020	$5,729,247	$12,705,897	$488,114

Underlying fund names could be abbreviated. Refer to footnotes for full fund name.

See notes to financial statements.

B-34

Investment Options
Victory INCORE Low Duration Bond VIP Series	Victory INCORE Investment Quality Bond VIP Series	Victory RS International VIP Series	Victory Sophus Emerging Markets VIP Series	Victory RS Small Cap Growth Equity VIP Series	Gabelli Capital Asset	Value Line Centurion Fund

1/1/2019 to 12/31/2020	1/1/2019 to 12/31/2020	1/1/2019 to 12/31/2020	1/1/2019 to 12/31/2020	1/1/2019 to 12/31/2020	1/1/2019 to 12/31/2020	1/1/2019 to 12/31/2020

$16,084	$69,725	$45,766	$25,486	$—	$7,304	$346
1,323	(5,862)	45,630	19,178	136,892	(54,109)	60,107
—	—	124,921	125,317	1,228,515	180,326	35,476
12,115	122,132	229,167	314,910	554,930	224,870	57,531

29,522	185,995	445,484	484,891	1,920,337	358,391	153,460

138,185	231,602	182,857	245,269	338,749	113,700	19,510
(13,536)	(341,825)	(346,198)	(168,017)	(1,244,333)	(56,590)	(79,472)
21,301	1,770	26,764	29,151	(47,888)	(6,223)	(333)
(78,569)	(105,220)	(72,770)	(97,134)	(210,821)	(105,940)	(13,052)
(1,078)	61,779	(193,698)	(236,084)	8,889	(3,785)	—
(5)	(103)	(1,969)	(576)	(4,907)	863	(264)

66,298	(151,997)	(405,014)	(227,391)	(1,160,311)	(57,975)	(73,611)

95,820	33,998	40,470	257,500	760,026	300,416	79,849
718,975	2,396,100	2,005,257	2,165,694	5,080,639	1,858,012	470,361

$814,795	$2,430,098	$2,045,727	$2,423,194	$5,840,665	$2,158,428	$550,210

$20,063	$69,459	$60,885	$51,199	$—	$3,231	$449
7,372	20,318	24,975	33,136	(41,015)	(110,242)	11,572
—	—	66,252	23,153	1,091,899	124,105	100,809
6,923	107,222	(8,902)	273,753	1,108,336	105,298	(17,064)

34,358	196,999	143,210	381,241	2,159,220	122,392	95,766

116,630	185,997	183,880	226,691	289,903	100,445	14,589
(103,043)	(215,906)	(128,198)	(107,651)	(165,215)	(40,149)	(10,198)
41,111	39,651	32,293	45,811	38,925	2,264	(217)
(83,205)	(100,039)	(65,068)	(86,254)	(218,542)	(101,437)	(10,721)
(20,379)	(140,820)	234,381	31,827	(6,307)	(8,325)	—
(30)	(118)	918	1,546	1,441	881	—

(48,916)	(231,235)	258,206	111,970	(59,795)	(46,321)	(6,547)

(14,558)	(34,236)	401,416	493,211	2,099,425	76,071	89,219
814,795	2,430,098	2,045,727	2,423,194	5,840,665	2,158,428	550,210

$800,237	$2,395,862	$2,447,143	$2,916,405	$7,940,090	$2,234,499	$639,429

B-35

The Guardian Separate Account N

STATEMENTS OF CHANGES IN NET ASSETS

	Value Line Strategic Asset Management Trust	Invesco V.I. American Franchise Series I	Invesco V.I. Managed Volatility Series I

	1/1/2019 to 12/31/2020	1/1/2019 to 12/31/2020	1/1/2019 to 12/31/2020

2019 Increase/(Decrease) from Operations
Net investment income/(expense)	$11,905	$—	$4,750
Net realized gain/(loss) from sale of investments	(5,005)	93,600	(5,923)
Reinvested realized gain distributions	171,747	82,995	13,270
Net change in unrealized appreciation/(depreciation) of investments	241,050	20,956	47,908

Net increase/(decrease) resulting from operations	419,697	197,551	60,005

2019 Policy Transactions
Net policy purchase payments	77,867	30,621	29,791
Transfers on account of death, surrenders and withdrawals	(33,579)	(114,681)	(36,525)
Transfers of policy loans	3,105	(57,251)	86
Transfers of cost of insurance and policy fees	(59,420)	(21,817)	(21,805)
Transfers between investment divisions, net	(6,036)	—	(7,574)
Transfers–other	60	(9,369)	(4)

Net increase/(decrease) from policy transactions	(18,003)	(172,497)	(36,031)

Total Increase/(Decrease) in Net Assets	401,694	25,054	23,974
Net Assets at December 31, 2018	1,521,829	627,504	337,622

Net Assets at December 31, 2019	$1,923,523	$652,558	$361,596

2020 Increase/(Decrease) from Operations
Net investment income/(expense)	$9,667	$569	$6,827
Net realized gain/(loss) from sale of investments	(53)	15,054	(2,563)
Reinvested realized gain distributions	153,552	59,315	7,401
Net change in unrealized appreciation/(depreciation) of investments	175,786	203,949	(21,047)

Net increase/(decrease) resulting from operations	338,952	278,887	(9,382)

2020 Policy Transactions
Net policy purchase payments	75,746	27,972	24,031
Transfers on account of death, surrenders and withdrawals	(63,057)	(23,843)	(8,893)
Transfers of policy loans	1,142	57,295	(10,086)
Transfers of cost of insurance and policy fees	(60,650)	(24,397)	(20,054)
Transfers between investment divisions, net	(14,067)	—	(6,422)
Transfers–other	312	1,315	(71)

Net increase/(decrease) from policy transactions	(60,574)	38,342	(21,495)

Total Increase/(Decrease) in Net Assets	278,378	317,229	(30,877)
Net Assets at December 31, 2019	1,923,523	652,558	361,596

Net Assets at December 31, 2020	$2,201,901	$969,787	$330,719

Underlying fund names could be abbreviated. Refer to footnotes for full fund name.

See notes to financial statements.

B-36

Investment Options
Invesco V.I. Core Equity Series I	Invesco V.I. Core Equity Series II	Invesco V.I. Government Securities Series II	Invesco V.I. Mid Cap Core Equity Series II	Invesco V.I. Managed Volatility Series II	Invesco V.I. Growth and Income Series II	Invesco V.I. American Franchise Series II

1/1/2019 to 12/31/2020	1/1/2019 to 12/31/2020	1/1/2019 to 12/31/2020	1/1/2019 to 12/31/2020	1/1/2019 to 12/31/2020	1/1/2019 to 12/31/2020	1/1/2019 to 12/31/2020

$5,673	$90	$7,979	$408	$83	$7,226	$—
5,267	1,355	(1,853)	(16,962)	43	(47,656)	58
68,942	6,212	—	20,915	289	51,122	649
69,296	721	14,459	33,192	783	82,064	573

149,178	8,378	20,585	37,553	1,198	92,756	1,280

43,478	9,216	56,981	23,849	1,532	14,085	1,811
(11,451)	—	(41,162)	(7,105)	(140)	(259,626)	—
(16,743)	—	—	—	—	—	—
(36,150)	(1,873)	(2,588)	(2,317)	(1,089)	(5,589)	(359)
—	(13,082)	(47,286)	58,424	—	5,181	—
275	37	18	38	—	(3,339)	—

(20,591)	(5,702)	(34,037)	72,889	303	(249,288)	1,452

128,587	2,676	(13,452)	110,442	1,501	(156,532)	2,732
521,125	28,335	363,380	118,736	6,435	388,538	3,321

$649,712	$31,011	$349,928	$229,178	$7,936	$232,006	$6,053

$8,573	$566	$24,339	$732	$142	$3,818	$—
(18,016)	(10,905)	25,507	(32,570)	(9)	(31,357)	98
147,890	12,243	—	31,630	181	3,223	548
(57,169)	498	(12,710)	616	(418)	30,244	1,886

81,278	2,402	37,136	408	(104)	5,928	2,532

38,657	373	—	12,941	1,454	—	1,407
(43,387)	—	(6,969)	(1,262)	—	(42,575)	—
33,083	—	—	—	—	—	—
(40,580)	(2,709)	(6,119)	(3,429)	(1,017)	(1,975)	(393)
—	27,341	589,731	(64,308)	—	4,141	—
365	—	(6)	2	—	(11)	—

(11,862)	25,005	576,637	(56,056)	437	(40,420)	1,014

69,416	27,407	613,773	(55,648)	333	(34,492)	3,546
649,712	31,011	349,928	229,178	7,936	232,006	6,053

$719,128	$58,418	$963,701	$173,530	$8,269	$197,514	$9,599

B-37

The Guardian Separate Account N

STATEMENTS OF CHANGES IN NET ASSETS

	Alger Capital Appreciation Class S	AB VPS Value Class B	AB VPS Growth and Income Class B

	1/1/2019 to 12/31/2020	1/1/2019 to 4/26/2019	1/1/2019 to 12/31/2020

2019 Increase/(Decrease) from Operations
Net investment income/(expense)	$—	$2,076	$11,074
Net realized gain/(loss) from sale of investments	127,648	(3,407)	(5,009)
Reinvested realized gain distributions	80,037	14,896	116,406
Net change in unrealized appreciation/(depreciation) of investments	138,120	6,985	74,528

Net increase/(decrease) resulting from operations	345,805	20,550	196,999

2019 Policy Transactions
Net policy purchase payments	65,811	2,833	53,036
Transfers on account of death, surrenders and withdrawals	(556,399)	—	(88,895)
Transfers of policy loans	5,848	—	(709)
Transfers of cost of insurance and policy fees	(15,186)	(1,680)	(31,477)
Transfers between investment divisions, net	(309,947)	(176,727)	171,097
Transfers–other	(3,377)	12	1,685

Net increase/(decrease) from policy transactions	(813,250)	(175,562)	104,737

Total Increase/(Decrease) in Net Assets	(467,445)	(155,012)	301,736
Net Assets at December 31, 2018	1,163,186	155,012	797,049

Net Assets at December 31, 2019	$695,741	$—	$1,098,785

2020 Increase/(Decrease) from Operations
Net investment income/(expense)	$—	$—	$12,875
Net realized gain/(loss) from sale of investments	23,730	—	(31,594)
Reinvested realized gain distributions	105,975	—	52,711
Net change in unrealized appreciation/(depreciation) of investments	112,457	—	(24,930)

Net increase/(decrease) resulting from operations	242,162	—	9,062

2020 Policy Transactions
Net policy purchase payments	14,435	—	46,306
Transfers on account of death, surrenders and withdrawals	(2,349)	—	(2,671)
Transfers of policy loans	(59,075)	—	(581)
Transfers of cost of insurance and policy fees	(13,501)	—	(27,875)
Transfers between investment divisions, net	(100,857)	—	(49,572)
Transfers–other	(515)	—	760

Net increase/(decrease) from policy transactions	(161,862)	—	(33,633)

Total Increase/(Decrease) in Net Assets	80,300	—	(24,571)
Net Assets at December 31, 2019	695,741	—	1,098,785

Net Assets at December 31, 2020	$776,041	$—	$1,074,214

Underlying fund names could be abbreviated. Refer to footnotes for full fund name.

See notes to financial statements.

B-38

Investment Options
AB VPS Large Cap Growth Class B	AB VPS Global Thematic Growth Class B	AB VPS Real Estate Investment Class B	American Century VP Capital Appreciation Class I	American Century VP Mid Cap Value Class I	American Century VP Mid Cap Value Class II	BlackRock Global Allocation V.I. Class III

1/1/2019 to 12/31/2020	1/1/2019 to 12/31/2020	1/1/2019 to 4/24/2019	1/1/2019 to 12/31/2020	1/1/2019 to 12/31/2020	1/1/2019 to 12/31/2020	1/1/2019 to 12/31/2020

$—	$510	$18,946	$—	$20,624	$1,343	$9,955
5,645	6,214	(37,710)	24,397	(29,464)	(32)	21,664
93,631	17,853	53,059	21,874	109,726	6,874	31,735
104,975	54,685	43,653	20,266	183,960	9,065	67,243

204,251	79,262	77,948	66,537	284,846	17,250	130,597

96,291	7,849	4,261	1,011	23,103	18,931	107,061
(9,701)	(6,847)	—	—	(546,692)	(867)	(77,127)
1,295	(1,852)	—	—	3,599	—	—
(34,860)	(5,481)	(4,462)	(6,397)	(12,346)	(5,009)	(13,269)
40,267	14,703	(560,198)	(240,743)	(71,899)	—	(89,827)
(1)	14	6	(25)	(5,859)	—	(125)

93,291	8,386	(560,393)	(246,154)	(610,094)	13,055	(73,287)

297,542	87,648	(482,445)	(179,617)	(325,248)	30,305	57,310
579,255	268,907	482,445	316,930	996,470	55,577	750,628

$876,797	$356,555	$—	$137,313	$671,222	$85,882	$807,938

$—	$1,659	$—	$—	$8,417	$1,380	$3,663
34,384	34,014	—	(802)	(76,131)	(1,130)	(57,389)
71,013	34,923	—	17,442	—	—	18,082
121,526	53,394	—	46,291	10,694	2,201	33,013

226,923	123,990	—	62,931	(57,020)	2,451	(2,631)

98,405	4,015	—	957	1,281	15,045	1,146
(1,145)	(11,949)	—	(1,132)	—	(759)	(42,831)
(381)	(7,753)	—	—	(27,918)	—	—
(37,877)	(5,356)	—	(6,527)	(8,762)	(4,710)	(11,749)
(81,668)	(21,923)	—	(12,244)	(82,172)	1	(431,566)
16	3	—	103	(192)	(3)	—

(22,650)	(42,963)	—	(18,843)	(117,763)	9,574	(485,000)

204,273	81,027	—	44,088	(174,783)	12,025	(487,631)
876,797	356,555	—	137,313	671,222	85,882	807,938

$1,081,070	$437,582	$—	$181,401	$496,439	$97,907	$320,307

B-39

The Guardian Separate Account N

STATEMENTS OF CHANGES IN NET ASSETS

	Davis Financial	Davis Real Estate	Davis Value

	1/1/2019 to 12/31/2020	1/1/2019 to 12/31/2020	1/1/2019 to 12/31/2020

2019 Increase/(Decrease) from Operations
Net investment income/(expense)	$12,107	$21,584	$61,586
Net realized gain/(loss) from sale of investments	(10,440)	99,992	(96,636)
Reinvested realized gain distributions	49,352	77,163	193,882
Net change in unrealized appreciation/(depreciation) of investments	135,964	227,011	829,150

Net increase/(decrease) resulting from operations	186,983	425,750	987,982

2019 Policy Transactions
Net policy purchase payments	60,403	135,578	134,713
Transfers on account of death, surrenders and withdrawals	(87,245)	(177,457)	(157,492)
Transfers of policy loans	(484)	(30,302)	77,424
Transfers of cost of insurance and policy fees	(38,968)	(86,164)	(93,871)
Transfers between investment divisions, net	(45,686)	601,742	—
Transfers–other	(1,191)	6,520	(513)

Net increase/(decrease) from policy transactions	(113,171)	449,917	(39,739)

Total Increase/(Decrease) in Net Assets	73,812	875,667	948,243
Net Assets at December 31, 2018	763,913	1,480,823	3,173,745

Net Assets at December 31, 2019	$837,725	$2,356,490	$4,121,988

2020 Increase/(Decrease) from Operations
Net investment income/(expense)	$9,837	$42,069	$27,756
Net realized gain/(loss) from sale of investments	(53,372)	(41,095)	(220,192)
Reinvested realized gain distributions	42,822	9,890	111,024
Net change in unrealized appreciation/(depreciation) of investments	(63,154)	(227,905)	507,503

Net increase/(decrease) resulting from operations	(63,867)	(217,041)	426,091

2020 Policy Transactions
Net policy purchase payments	59,126	148,501	97,210
Transfers on account of death, surrenders and withdrawals	(73)	(61,147)	(181,450)
Transfers of policy loans	725	(10,914)	(143)
Transfers of cost of insurance and policy fees	(38,150)	(80,421)	(92,310)
Transfers between investment divisions, net	(62,976)	91,598	2,768
Transfers–other	253	134	8,051

Net increase/(decrease) from policy transactions	(41,095)	87,751	(165,874)

Total Increase/(Decrease) in Net Assets	(104,962)	(129,290)	260,217
Net Assets at December 31, 2019	837,725	2,356,490	4,121,988

Net Assets at December 31, 2020	$732,763	$2,227,200	$4,382,205

Underlying fund names could be abbreviated. Refer to footnotes for full fund name.

See notes to financial statements.

B-40

Investment Options
Delaware VIP Limited-Term Diversified Income Service Class	Delaware VIP Diversified Income Service Class	Delaware VIP Emerging Markets Service Class	Wells Fargo VT International Equity Class II	Fidelity VIP Contrafund Service Class 2	Fidelity VIP Equity- Income Service Class 2	Fidelity VIP Growth Opportunities Service Class 2

1/1/2019 to 12/31/2020	1/1/2019 to 12/31/2020	1/1/2019 to 12/31/2020	1/1/2019 to 12/31/2020	1/1/2019 to 12/31/2020	1/1/2019 to 12/31/2020	1/1/2019 to 12/31/2020

$6,498	$10,841	$2,395	$—	$13,606	$26,245	$—
1,258	23,575	60,861	—	(80,068)	(16,467)	38,555
—	—	13,062	—	732,292	98,755	114,345
4,206	5,944	31,485	—	1,005,526	244,527	310,840

11,962	40,360	107,803	—	1,671,356	353,060	463,740

5,211	27,355	15,260	—	380,181	88,943	72,827
(309,896)	(701,754)	(230,463)	—	(619,587)	(201,561)	(31,874)
—	—	2,699	—	(66,471)	23	(607)
(3,435)	(10,708)	(3,894)	—	(249,179)	(80,403)	(47,872)
107,118	461,206	(90,725)	—	(352,176)	(11,954)	—
236	1,821	(7,528)	—	361	1,194	(207)

(200,766)	(222,080)	(314,651)	—	(906,871)	(203,758)	(7,733)

(188,804)	(181,720)	(206,848)	—	764,485	149,302	456,007
369,347	400,892	548,119	—	5,618,107	1,374,370	1,150,496

$180,543	$219,172	$341,271	$—	$6,382,592	$1,523,672	$1,606,503

$2,552	$4,242	$912	$—	$5,346	$21,410	$—
385	(8,491)	(41,088)	—	135,556	(34,322)	203,221
—	—	3,423	—	36,561	64,852	106,905
3,672	4,704	27,419	—	1,811,487	21,285	731,202

6,609	455	(9,334)	—	1,988,950	73,225	1,041,328

—	—	961	—	437,594	77,187	84,562
—	(10,176)	—	—	(351,015)	(129,205)	(173,779)
—	—	(20,356)	—	113,072	943	22
(2,849)	(6,533)	(1,716)	—	(277,634)	(66,427)	(55,758)
36,442	202,202	(95,105)	—	170,841	(24,393)	(114,891)
—	—	(394)	—	2,330	(3,650)	488

33,593	185,493	(116,610)	—	95,188	(145,545)	(259,356)

40,202	185,948	(125,944)	—	2,084,138	(72,320)	781,972
180,543	219,172	341,271	—	6,382,592	1,523,672	1,606,503

$220,745	$405,120	$215,327	$—	$8,466,730	$1,451,352	$2,388,475

B-41

The Guardian Separate Account N

STATEMENTS OF CHANGES IN NET ASSETS

	Fidelity VIP High Income Service Class 2	Fidelity VIP Mid Cap Service Class 2	Fidelity VIP Freedom 2020 Service Class 2

	1/1/2019 to 12/31/2020	1/1/2019 to 12/31/2020	1/1/2019 to 12/31/2020

2019 Increase/(Decrease) from Operations
Net investment income/(expense)	$30,346	$41,824	$2,200
Net realized gain/(loss) from sale of investments	5,382	(191,463)	(881)
Reinvested realized gain distributions	—	684,058	8,352
Net change in unrealized appreciation/(depreciation) of investments	40,176	711,007	16,274

Net increase/(decrease) resulting from operations	75,904	1,245,426	25,945

2019 Policy Transactions
Net policy purchase payments	27,679	363,616	—
Transfers on account of death, surrenders and withdrawals	(544,680)	(648,064)	—
Transfers of policy loans	—	(88,311)	—
Transfers of cost of insurance and policy fees	(4,308)	(261,706)	(718)
Transfers between investment divisions, net	(48,241)	(179,515)	(42,914)
Transfers–other	(2,213)	(3,797)	—

Net increase/(decrease) from policy transactions	(571,763)	(817,777)	(43,632)

Total Increase/(Decrease) in Net Assets	(495,859)	427,649	(17,687)
Net Assets at December 31, 2018	556,100	5,524,297	145,061

Net Assets at December 31, 2019	$60,241	$5,951,946	$127,374

2020 Increase/(Decrease) from Operations
Net investment income/(expense)	$5,714	$21,873	$703
Net realized gain/(loss) from sale of investments	(3,543)	(263,344)	(3,734)
Reinvested realized gain distributions	—	—	6,408
Net change in unrealized appreciation/(depreciation) of investments	3,571	1,127,524	3,679

Net increase/(decrease) resulting from operations	5,742	886,053	7,056

2020 Policy Transactions
Net policy purchase payments	—	320,606	—
Transfers on account of death, surrenders and withdrawals	(207)	(143,465)	—
Transfers of policy loans	—	87,954	—
Transfers of cost of insurance and policy fees	(550)	(245,448)	(459)
Transfers between investment divisions, net	63,397	(242,052)	(59,999)
Transfers–other	—	(1,649)	—

Net increase/(decrease) from policy transactions	62,640	(224,054)	(60,458)

Total Increase/(Decrease) in Net Assets	68,382	661,999	(53,402)
Net Assets at December 31, 2019	60,241	5,951,946	127,374

Net Assets at December 31, 2020	$128,623	$6,613,945	$73,972

Underlying fund names could be abbreviated. Refer to footnotes for full fund name.

See notes to financial statements.

B-42

Investment Options
Fidelity VIP Freedom 2030 Service Class 2	Fidelity VIP Government Money Market Service Class 2	Fidelity VIP Index 500 Initial Class	Templeton Growth VIP Class 2	Templeton Global Bond VIP Class 2	Templeton Foreign VIP Class 2	Franklin Mutual Shares VIP Class 2

1/1/2019 to 12/31/2020	1/1/2019 to 12/31/2020	1/1/2019 to 12/31/2020	1/1/2019 to 12/31/2020	1/1/2019 to 12/31/2020	1/1/2019 to 12/31/2020	1/1/2019 to 12/31/2020

$2,812	$67,609	$16,667	$1,388	$73,675	$615	$10,663
3,164	—	26,780	(1,048)	(65,796)	15	(33,624)
7,332	—	10,900	9,532	—	367	57,016
28,433	—	153,596	(1,611)	(9,030)	3,738	83,939

41,741	67,609	207,943	8,261	(1,151)	4,735	117,994

9,399	235,391	342,674	10,208	9,581	7,032	12,317
—	(641,001)	(851)	—	(154,657)	(251)	(311,871)
9,447	(1,542)	—	900	900	900	—
(2,305)	(240,286)	(123,725)	(493)	(8,916)	(1,503)	(6,725)
(87,461)	1,145,491	(1)	24,673	(862,909)	(1,089)	259,246
—	(345)	178	17	292	—	(3,415)

(70,920)	497,708	218,275	35,305	(1,015,709)	5,089	(50,448)

(29,179)	565,317	426,218	43,566	(1,016,860)	9,824	67,546
199,854	3,889,521	595,110	35,951	1,030,406	34,894	436,870

$170,675	$4,454,838	$1,021,328	$79,517	$13,546	$44,718	$504,416

$988	$9,352	$21,553	$2,155	$1,995	$456	$11,812
882	—	30,759	(16,153)	(3,539)	(6,434)	(9,383)
6,544	—	3,382	—	—	—	16,422
3,774	—	181,282	16,317	(755)	1,738	(45,675)

12,188	9,352	236,976	2,319	(2,299)	(4,240)	(26,824)

3,363	260,955	379,125	1,180	320	4,807	—
—	(804,154)	(5,544)	—	—	(2,286)	—
1,822	(472,239)	(2,681)	(603)	(514)	(473)	—
(2,191)	(242,472)	(154,079)	(565)	(1,442)	(1,066)	(5,726)
(73,495)	1,606,832	—	1,574	3,182	(23,021)	41,159
—	(381)	431	(11)	(1)	(10)	—

(70,501)	348,541	217,252	1,575	1,545	(22,049)	35,433

(58,313)	357,893	454,228	3,894	(754)	(26,289)	8,609
170,675	4,454,838	1,021,328	79,517	13,546	44,718	504,416

$112,362	$4,812,731	$1,475,556	$83,411	$12,792	$18,429	$513,025

B-43

The Guardian Separate Account N

STATEMENTS OF CHANGES IN NET ASSETS

	Franklin Small Cap Value VIP Class 2	Morningstar Balanced ETF Asset Allocation Class II	Morningstar Growth ETF Asset Allocation Class II

	1/1/2019 to 12/31/2020	1/1/2019 to 12/31/2020	1/1/2019 to 12/31/2020

2019 Increase/(Decrease) from Operations
Net investment income/(expense)	$7,113	$807	$5,283
Net realized gain/(loss) from sale of investments	(125,697)	5,899	(14,918)
Reinvested realized gain distributions	113,312	807	13,585
Net change in unrealized appreciation/(depreciation) of investments	148,005	9,719	52,702

Net increase/(decrease) resulting from operations	142,733	17,232	56,652

2019 Policy Transactions
Net policy purchase payments	26,406	11,849	1,737
Transfers on account of death, surrenders and withdrawals	(390,892)	—	(84,636)
Transfers of policy loans	—	—	—
Transfers of cost of insurance and policy fees	(9,308)	(1,851)	(2,404)
Transfers between investment divisions, net	65,192	(128,783)	(20,304)
Transfers–other	(6,075)	(225)	(408)

Net increase/(decrease) from policy transactions	(314,677)	(119,010)	(106,015)

Total Increase/(Decrease) in Net Assets	(171,944)	(101,778)	(49,363)
Net Assets at December 31, 2018	513,931	143,233	280,385

Net Assets at December 31, 2019	$341,987	$41,455	$231,022

2020 Increase/(Decrease) from Operations
Net investment income/(expense)	$4,314	$19	$722
Net realized gain/(loss) from sale of investments	69,218	2,643	(36,963)
Reinvested realized gain distributions	18,350	12	1,033
Net change in unrealized appreciation/(depreciation) of investments	(81,562)	(2,703)	(4,817)

Net increase/(decrease) resulting from operations	10,320	(29)	(40,025)

2020 Policy Transactions
Net policy purchase payments	9,639	9,568	—
Transfers on account of death, surrenders and withdrawals	(28,635)	(458)	(3,267)
Transfers of policy loans	—	—	—
Transfers of cost of insurance and policy fees	(6,417)	(339)	(889)
Transfers between investment divisions, net	42,442	(48,895)	(147,635)
Transfers–other	2,182	17	118

Net increase/(decrease) from policy transactions	19,211	(40,107)	(151,673)

Total Increase/(Decrease) in Net Assets	29,531	(40,136)	(191,698)
Net Assets at December 31, 2019	341,987	41,455	231,022

Net Assets at December 31, 2020	$371,518	$1,319	$39,324

Underlying fund names could be abbreviated. Refer to footnotes for full fund name.

See notes to financial statements.

B-44

Investment Options
Morningstar Income and Growth ETF Asset Allocation Class II	Ivy VIP Small Cap Growth Class II	Ivy VIP Mid Cap Growth Class II	Janus Henderson Enterprise Institutional Shares	Janus Henderson Forty Institutional Shares	Janus Henderson Research Institutional Shares	Janus Henderson Global Research Institutional Shares

1/1/2019 to 12/31/2020	1/1/2019 to 12/31/2020	1/1/2019 to 12/31/2020	1/1/2019 to 12/31/2020	1/1/2019 to 12/31/2020	1/1/2019 to 12/31/2020	1/1/2019 to 12/31/2020

$571	$—	$—	$6,223	$4,437	$4,269	$16,670
(8,214)	(100)	1,334	131,115	30,641	52,098	163,641
636	3,094	13,259	181,509	229,010	96,867	97,854
28,060	5,052	9,188	590,666	629,772	131,339	166,298

21,053	8,046	23,781	909,513	893,860	284,573	444,463

5,211	—	38,431	98,705	128,555	42,032	117,558
—	—	(913)	(144,542)	(104,325)	(170,384)	(219,169)
—	—	—	14,316	(30,930)	(111)	(46,019)
(1,618)	(1,229)	(8,629)	(85,489)	(110,969)	(28,894)	(62,105)
(213,354)	—	—	(3,615)	(7,699)	(6,565)	(85,762)
20	—	(3)	(749)	(271)	(8,353)	(597)

(209,741)	(1,229)	28,886	(121,374)	(125,639)	(172,275)	(296,094)

(188,688)	6,817	52,667	788,139	768,221	112,298	148,369
217,018	34,644	55,036	2,591,966	2,435,437	897,061	1,623,989

$28,330	$41,461	$107,703	$3,380,105	$3,203,658	$1,009,359	$1,772,358

$505	$—	$—	$3,345	$24,048	$6,076	$13,335
1,405	(79)	1,637	211,228	78,305	39,004	53,246
283	—	9,895	208,916	226,450	87,512	82,213
315	15,243	55,487	84,749	835,164	205,407	139,071

2,508	15,164	67,019	508,238	1,163,967	337,999	287,865

—	—	49,953	90,720	119,088	40,250	101,537
—	—	(4,355)	(355,258)	(140,628)	(22,309)	(103,058)
—	—	—	5,164	7,103	2,541	58,965
(508)	(1,439)	(10,469)	(78,718)	(108,352)	(30,434)	(57,440)
(4,870)	—	—	(106,541)	(127,937)	47,802	(73,558)
—	—	(3)	9,749	(12,295)	588	(2,090)

(5,378)	(1,439)	35,126	(434,884)	(263,021)	38,438	(75,644)

(2,870)	13,725	102,145	73,354	900,946	376,437	212,221
28,330	41,461	107,703	3,380,105	3,203,658	1,009,359	1,772,358

$25,460	$55,186	$209,848	$3,453,459	$4,104,604	$1,385,796	$1,984,579

B-45

The Guardian Separate Account N

STATEMENTS OF CHANGES IN NET ASSETS

	Janus Henderson Forty Portfolio Service Shares	Janus Henderson Research Portfolio Service Shares	Janus Henderson Enterprise Portfolio Service Shares

	1/1/2019 to 12/31/2020	1/1/2019 to 12/31/2020	1/1/2019 to 12/31/2020

2019 Increase/(Decrease) from Operations
Net investment income/(expense)	$50	$599	$81
Net realized gain/(loss) from sale of investments	2,739	14,147	2,672
Reinvested realized gain distributions	17,071	19,808	8,705
Net change in unrealized appreciation/(depreciation) of investments	40,711	47,913	27,885

Net increase/(decrease) resulting from operations	60,571	82,467	39,343

2019 Policy Transactions
Net policy purchase payments	63,105	15,215	67,619
Transfers on account of death, surrenders and withdrawals	(3,801)	—	—
Transfers of policy loans	(4,377)	—	—
Transfers of cost of insurance and policy fees	(16,298)	(8,825)	(13,592)
Transfers between investment divisions, net	25,200	(227,466)	—
Transfers–other	(19)	(7)	1

Net increase/(decrease) from policy transactions	63,810	(221,083)	54,028

Total Increase/(Decrease) in Net Assets	124,381	(138,616)	93,371
Net Assets at December 31, 2018	135,860	365,394	96,966

Net Assets at December 31, 2019	$260,241	$226,778	$190,337

2020 Increase/(Decrease) from Operations
Net investment income/(expense)	$2,134	$1,027	$97
Net realized gain/(loss) from sale of investments	7,124	(105)	2,483
Reinvested realized gain distributions	24,169	22,834	16,481
Net change in unrealized appreciation/(depreciation) of investments	92,730	64,301	33,394

Net increase/(decrease) resulting from operations	126,157	88,057	52,455

2020 Policy Transactions
Net policy purchase payments	90,621	14,276	74,291
Transfers on account of death, surrenders and withdrawals	(8,195)	(2,027)	(389)
Transfers of policy loans	(45)	—	(1,026)
Transfers of cost of insurance and policy fees	(21,482)	(10,018)	(14,967)
Transfers between investment divisions, net	54,545	98,945	(1)
Transfers–other	4	—	72

Net increase/(decrease) from policy transactions	115,448	101,176	57,980

Total Increase/(Decrease) in Net Assets	241,605	189,233	110,435
Net Assets at December 31, 2019	260,241	226,778	190,337

Net Assets at December 31, 2020	$501,846	$416,011	$300,772

Underlying fund names could be abbreviated. Refer to footnotes for full fund name.

See notes to financial statements.

B-46

Investment Options
Janus Henderson Mid Cap Value Portfolio Service Shares	Janus Henderson Balanced Portfolio Service Shares	Janus Henderson Global Research Portfolio Service Shares	MFS Growth Initial Class	MFS Investors Trust Initial Class	MFS New Discovery Initial Class	MFS Research Initial Class

1/1/2019 to 12/31/2020	1/1/2019 to 12/31/2020	1/1/2019 to 12/31/2020	1/1/2019 to 12/31/2020	1/1/2019 to 12/31/2020	1/1/2019 to 12/31/2020	1/1/2019 to 12/31/2020

$6,209	$74	$298	$—	$2,900	$—	$1,763
(10,881)	58	240	44,627	6,708	148,727	6,006
29,881	120	3,484	109,016	24,651	308,106	23,007
81,165	662	477	237,960	77,775	107,599	28,479

106,374	914	4,499	391,603	112,034	564,432	59,255

35,406	—	15,195	37,160	12,956	97,834	9,528
(7,304)	—	(522)	(5,588)	(8,780)	(117,781)	(48,285)
—	—	—	(32,549)	(164)	14,956	(1,209)
(8,541)	(709)	(155)	(36,018)	(10,895)	(59,462)	(7,509)
22,295	—	(10,761)	(8,038)	1,268	(43,669)	1,248
(873)	—	10	191	(156)	(887)	—

40,983	(709)	3,767	(44,842)	(5,771)	(109,009)	(46,227)

147,357	205	8,266	346,761	106,263	455,423	13,028
354,334	4,399	—	1,042,413	357,915	1,382,532	193,445

$501,691	$4,604	$8,266	$1,389,174	$464,178	$1,837,955	$206,473

$2,912	$88	$278	$—	$2,571	$—	$1,521
(82,580)	128	(1,942)	136,002	25,562	(55,904)	12,616
5,779	40	2,350	82,124	12,299	175,848	8,386
(13,982)	288	8,787	121,631	15,816	666,506	11,082

(87,871)	544	9,473	339,757	56,248	786,450	33,605

13,441	—	—	36,261	11,902	83,447	8,520
(29,493)	—	(9,751)	(253,064)	(37,713)	(35,940)	(8,455)
—	—	—	31,078	(74)	307	(2,480)
(7,765)	(871)	(292)	(33,820)	(10,640)	(60,929)	(7,624)
(97,499)	—	41,645	—	(25,909)	(193,493)	1,201
2,773	—	—	11,913	(17)	295	—

(118,543)	(871)	31,602	(207,632)	(62,451)	(206,313)	(8,838)

(206,414)	(327)	41,075	132,125	(6,203)	580,137	24,767
501,691	4,604	8,266	1,389,174	464,178	1,837,955	206,473

$295,277	$4,277	$49,341	$1,521,299	$457,975	$2,418,092	$231,240

B-47

The Guardian Separate Account N

STATEMENTS OF CHANGES IN NET ASSETS

	MFS Total Return Initial Class	MFS Growth Service Class	MFS VIT II Income Series Service Class

	1/1/2019 to 12/31/2020	1/1/2019 to 12/31/2020	1/1/2019 to 12/31/2020

2019 Increase/(Decrease) from Operations
Net investment income/(expense)	$75,337	$—	$125
Net realized gain/(loss) from sale of investments	46,634	9,586	2,651
Reinvested realized gain distributions	85,751	52,428	—
Net change in unrealized appreciation/(depreciation) of investments	369,190	113,957	237

Net increase/(decrease) resulting from operations	576,912	175,971	3,013

2019 Policy Transactions
Net policy purchase payments	232,720	63,930	—
Transfers on account of death, surrenders and withdrawals	(61,773)	(13,512)	—
Transfers of policy loans	(24,975)	4,499	—
Transfers of cost of insurance and policy fees	(167,849)	(14,162)	(726)
Transfers between investment divisions, net	(60,711)	61,702	(52,146)
Transfers–other	45	(307)	—

Net increase/(decrease) from policy transactions	(82,543)	102,150	(52,872)

Total Increase/(Decrease) in Net Assets	494,369	278,121	(49,859)
Net Assets at December 31, 2018	2,844,687	436,709	53,554

Net Assets at December 31, 2019	$3,339,056	$714,830	$3,695

2020 Increase/(Decrease) from Operations
Net investment income/(expense)	$74,934	$—	$566
Net realized gain/(loss) from sale of investments	25,694	64,272	92
Reinvested realized gain distributions	86,835	46,078	—
Net change in unrealized appreciation/(depreciation) of investments	120,166	76,207	647

Net increase/(decrease) resulting from operations	307,629	186,557	1,305

2020 Policy Transactions
Net policy purchase payments	231,214	50,493	—
Transfers on account of death, surrenders and withdrawals	(135,756)	(11,940)	—
Transfers of policy loans	34,993	(62,573)	—
Transfers of cost of insurance and policy fees	(177,559)	(16,159)	(794)
Transfers between investment divisions, net	(85,356)	(59,500)	15,055
Transfers–other	(2,912)	(682)	—

Net increase/(decrease) from policy transactions	(135,376)	(100,361)	14,261

Total Increase/(Decrease) in Net Assets	172,253	86,196	15,566
Net Assets at December 31, 2019	3,339,056	714,830	3,695

Net Assets at December 31, 2020	$3,511,309	$801,026	$19,261

Underlying fund names could be abbreviated. Refer to footnotes for full fund name.

See notes to financial statements.

B-48

Investment Options
MFS Research Service Class	MFS Total Return Service Class	MFS Investors Trust Service Class	MFS New Discovery Service Class	Invesco Oppenheimer Global Fund	PIMCO Real Return Advisor Class	PIMCO Total Return Advisor Class
1/1/2019 to 12/31/2020	1/1/2019 to 12/31/2020	1/1/2019 to 12/31/2020	1/1/2019 to 12/31/2020	1/1/2019 to 12/31/2020	1/1/2019 to 12/31/2020	1/1/2019 to 12/31/2020

$2,473	$3,662	$37	$—	$3,985	$3,042	$13,722
(5,985)	630	75	980	54,682	10,284	2,672
43,261	4,683	447	9,557	89,997	—	—
57,221	19,282	1,426	3,296	26,408	3,177	24,272

96,970	28,257	1,985	13,833	175,072	16,503	40,666

19,050	52,225	2,232	22,583	13,128	73,015	49,532
(79,441)	(1,980)	—	(159)	(315,105)	(312,854)	(98,741)
—	(3,544)	—	—	4,049	—	900
(9,877)	(24,681)	(425)	(7,990)	(6,528)	(5,022)	(11,379)
67,487	10,506	—	3,968	2,005	185,452	(122,214)
(2,218)	(12)	—	1	(3,185)	830	307

(4,999)	32,514	1,807	18,403	(305,636)	(58,579)	(181,595)

91,971	60,771	3,792	32,236	(130,564)	(42,076)	(140,929)
285,907	126,246	6,509	25,431	563,099	180,274	485,101

$377,878	$187,017	$10,301	$57,667	$432,535	$138,198	$344,172

$1,937	$7,923	$43	$—	$1,735	$1,003	$10,221
(1,484)	(151)	81	(41)	(10,981)	1,571	12,952
14,657	10,317	307	9,465	14,389	—	6,096
39,099	57,333	937	30,213	92,845	4,496	20,108

54,209	75,422	1,368	39,637	97,988	7,070	49,377

16,835	54,510	2,232	40,526	1,441	17,302	19,037
(43,726)	(23)	—	—	—	(246)	(53,356)
—	(30)	—	—	(31,638)	—	(3,101)
(10,704)	(24,479)	(433)	(10,074)	(5,253)	(6,635)	(14,236)
14,065	131,501	—	—	(16,299)	(67,764)	242,021
3,467	3	—	(33)	(340)	173	11

(20,063)	161,482	1,799	30,419	(52,089)	(57,170)	190,376

34,146	236,904	3,167	70,056	45,899	(50,100)	239,753
377,878	187,017	10,301	57,667	432,535	138,198	344,172

$412,024	$423,921	$13,468	$127,723	$478,434	$88,098	$583,925

B-49

The Guardian Separate Account N

STATEMENTS OF CHANGES IN NET ASSETS

	ClearBridge Variable Appreciation Class II	ClearBridge Variable Mid Cap Core Class II	ClearBridge Variable Small Cap Growth Class II

	1/1/2019 to 12/31/2020	1/1/2019 to 12/31/2020	1/1/2019 to 12/31/2020

2019 Increase/(Decrease) from Operations
Net investment income/(expense)	$502	$18	$—
Net realized gain/(loss) from sale of investments	51	25	5,532
Reinvested realized gain distributions	2,391	49	42,391
Net change in unrealized appreciation/(depreciation) of investments	5,653	1,249	44,117

Net increase/(decrease) resulting from operations	8,597	1,341	92,040

2019 Policy Transactions
Net policy purchase payments	—	—	13,128
Transfers on account of death, surrenders and withdrawals	—	—	—
Transfers of policy loans	—	—	4,049
Transfers of cost of insurance and policy fees	(283)	(73)	(2,866)
Transfers between investment divisions, net	22,653	(100)	11,547
Transfers–other	—	—	(496)

Net increase/(decrease) from policy transactions	22,370	(173)	25,362

Total Increase/(Decrease) in Net Assets	30,967	1,168	117,402
Net Assets at December 31, 2018	14,910	4,160	322,167

Net Assets at December 31, 2019	$45,877	$5,328	$439,569

2020 Increase/(Decrease) from Operations
Net investment income/(expense)	$805	$3	$—
Net realized gain/(loss) from sale of investments	3,829	13	75,255
Reinvested realized gain distributions	2,817	70	27,046
Net change in unrealized appreciation/(depreciation) of investments	1,875	1,130	29,589

Net increase/(decrease) resulting from operations	9,326	1,216	131,890

2020 Policy Transactions
Net policy purchase payments	—	—	1,441
Transfers on account of death, surrenders and withdrawals	—	—	—
Transfers of policy loans	—	—	(29,542)
Transfers of cost of insurance and policy fees	(448)	(79)	(2,659)
Transfers between investment divisions, net	54,002	3,221	(189,115)
Transfers–other	—	—	(240)

Net increase/(decrease) from policy transactions	53,554	3,142	(220,115)

Total Increase/(Decrease) in Net Assets	62,880	4,358	(88,225)
Net Assets at December 31, 2019	45,877	5,328	439,569

Net Assets at December 31, 2020	$108,757	$9,686	$351,344

Underlying fund names could be abbreviated. Refer to footnotes for full fund name.

See notes to financial statements.

B-50

Investment Options
Columbia Variable Portfolio- Small Cap Value Class 2	Putnam VT Multi Cap Core Fund Class IB	Pioneer Equity Income VCT Class II

1/1/2019 to 12/31/2020	1/1/2019 to 12/31/2020	1/1/2019 to 12/31/2020

$47	$54	$823
(265)	111	(2,150)
1,528	506	13,291
1,886	809	(5,238)

3,196	1,480	6,726

7,034	1,537	14,273
—	(806)	—
—	—	—
(1,877)	(439)	(2,958)
—	—	—
—	—	4

5,157	292	11,319

8,353	1,772	18,045
14,332	4,787	22,012

$22,685	$6,559	$40,057

$73	$65	$1,080
(1,236)	48	(4,281)
938	285	1,700
3,419	1,224	2,712

3,194	1,622	1,211

8,211	2,972	16,529
(406)	—	—
—	—	(626)
(2,058)	(843)	(3,106)
2	134	2
4	—	(17)

5,753	2,263	12,782

8,947	3,885	13,993
22,685	6,559	40,057

$31,632	$10,444	$54,050

B-51

THE GUARDIAN SEPARATE ACCOUNT N

NOTES TO FINANCIAL STATEMENTS (December 31, 2020)

NOTE 1 — ORGANIZATION

The Guardian Separate Account N (the Account), a unit investment trust registered under the Investment Company Act of 1940, as amended, was established by The Guardian Insurance & Annuity Company, Inc. (GIAC) on September 23, 1999, and commenced operations on July 20, 2000. GIAC is a wholly owned subsidiary of The Guardian Life Insurance Company of America (Guardian). GIAC issues the survivorship variable universal life, individual variable universal life and flexible premium variable life insurance policies offered through the Account. GIAC provides for variable accumulations and benefits under the policies by crediting the net premium payments or policy loan repayments to one or more investment divisions established within the Account or to the Fixed Rate Option (FRO), as selected by the policyowner. Amounts allocated to the FRO are maintained by GIAC in its general account. The policyowner may transfer his or her policy value among the various investment options based on the selected policy within the Account, or the FRO. However, a policyowner may only invest in up to twenty investment options, including the FRO, at any time. Policyowners may also choose to invest all or a portion of their net premiums or policy account value in the indexed option for the Flexible Solutions VUL III and Flexible Solutions VUL (2018) contracts, which is maintained by GIAC in its general account.

The eighty-four investment options of the Account correspond to the following underlying mutual funds and classes of shares in which the investment option invests (collectively, the Funds and individually, a Fund):

Victory RS Large Cap Alpha VIP Series

Victory 500 Index VIP Series
(formerly Victory S&P 500 Index VIP Series)

Victory High Yield VIP Series

Victory INCORE Low Duration Bond VIP Series

Victory INCORE Investment Quality Bond VIP Series

Victory RS International VIP Series

Victory Sophus Emerging Markets VIP Series

Victory RS Small Cap Growth Equity VIP Series

Gabelli Capital Asset Fund

Value Line Centurion Fund

Value Line Strategic Asset Management Trust

Invesco V.I. American Franchise Fund Series I

Invesco V.I. Managed Volatility Fund Series I

Invesco V.I. Core Equity Fund Series I

Invesco V.I. Core Equity Fund Series II

Invesco V.I. Government Securities Fund Series II

Invesco V.I. Mid Cap Core Equity Fund Series II

Invesco V.I. Managed Volatility Fund Series II

Invesco V.I. Growth and Income Fund Series II

Invesco V.I. American Franchise Fund Series II

Alger Capital Appreciation Portfolio Class S

AB VPS Growth and Income Portfolio Class B

AB VPS Large Cap Growth Portfolio Class B

AB VPS Global Thematic Growth Portfolio Class B

American Century VP Capital Appreciation Fund Class I

American Century VP Mid Cap Value Fund Class I

American Century VP Mid Cap Value Fund Class II

BlackRock Global Allocation V.I. Fund Class III

Davis Financial Portfolio

Davis Real Estate Portfolio

Davis Value Portfolio

Delaware VIP Limited-Term Diversified Income Series Service Class

Delaware VIP Diversified Income Series Service Class

Delaware VIP Emerging Markets Series Service Class

Wells Fargo VT International Equity Fund Class II

Fidelity VIP Contrafund® Portfolio Service Class 2

Fidelity VIP Equity-Income Portfolio Service Class 2

Fidelity VIP Growth Opportunities Portfolio Service Class 2

Fidelity VIP High Income Portfolio Service Class 2

Fidelity VIP Mid Cap Portfolio Service Class 2

Fidelity VIP Freedom 2020 Portfolio Service Class 2

Fidelity VIP Freedom 2030 Portfolio Service Class 2

Fidelity VIP Government Money Market Portfolio Service Class 2

Fidelity VIP Index 500 Portfolio Initial Class

Templeton Growth VIP Fund Class 2

Templeton Global Bond VIP Fund Class 2

Templeton Foreign VIP Fund Class 2

Franklin Mutual Shares VIP Fund Class 2

Franklin Small Cap Value VIP Fund Class 2

Morningstar Balanced ETF Asset Allocation Portfolio Class II

Morningstar Growth ETF Asset Allocation Portfolio Class II

Morningstar Income and Growth ETF Asset Allocation Portfolio Class II

Ivy VIP Small Cap Growth Class II

Ivy VIP Mid Cap Growth Class II

Janus Henderson Enterprise Portfolio Institutional Shares

Janus Henderson Forty Portfolio Institutional Shares

Janus Henderson Research Portfolio Institutional Shares

Janus Henderson Global Research Portfolio Institutional Shares

Janus Henderson Forty Portfolio Service Shares

Janus Henderson Research Portfolio Service Shares

Janus Henderson Enterprise Portfolio Service Shares

Janus Henderson Mid Cap Value Portfolio Service Shares

Janus Henderson Balanced Portfolio Service Shares

Janus Henderson Global Research Portfolio Service Shares

MFS® Growth Series Initial Class

MFS® Investors Trust Series Initial Class

MFS® New Discovery Series Initial Class

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MFS® Research Series Initial Class

MFS® Total Return Series Initial Class

MFS® Growth Series Service Class

MFS® VIT II Income Portfolio Series Service Class
(formerly MFS® Strategic Income Portfolio Service Class)

MFS® Research Series Service Class

MFS® Total Return Series Service Class

MFS® Investors Trust Series Service Class

MFS® New Discovery Series Service Class

Invesco Oppenheimer Global Fund

PIMCO Real Return Portfolio Advisor Class

PIMCO Total Return Portfolio Advisor Class

ClearBridge Variable Appreciation Portfolio Class II

ClearBridge Variable Mid Cap Portfolio Class II

ClearBridge Variable Small Cap Growth Portfolio Class II

Columbia Variable Portfolio – Small Cap Value Fund Class 2

Putnam VT Multi-Cap Core Fund Class IB

Pioneer Equity Income VCT Portfolio Class II

Below funds were liquidated and no longer available as an investment option under this contract:

AB VPS Value Portfolio Class B (April 26, 2019)

AB VPS Real Estate Investment Portfolio Class B (April 24, 2019)

A tax-qualified and a non-tax-qualified investment division has been established within each investment option available in the Account.

Under applicable insurance law, the assets and liabilities of the Account are clearly identified and distinguished from the other assets and liabilities of GIAC. The assets of the Account will not be charged with any liabilities arising out of any other business conducted by GIAC, but the obligations of the Account, including the promise to make benefit payments, are obligations of GIAC.

The changes in net assets maintained in the Account provide the basis for the periodic determination of benefits under the policies. The net assets may not be less than the amount required under state insurance laws to provide for death benefits (without regard to the minimum death benefit guarantee, guaranteed minimum income benefit or guaranteed minimum withdrawal benefit) and other policy benefits. Assets and related liabilities are held in GIAC’s general account to cover the contingency that a policy’s guaranteed benefit might exceed the benefit that would have been payable in the absence of such guarantee.

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES

The accompanying financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (GAAP). The following is a summary of significant accounting policies of the Account:

Investments

(a)	Net proceeds of payments made by policyowners to the Account are invested by the Account’s investment divisions in shares of the corresponding Funds at net asset value. All distributions made by the Fund are reinvested in shares of the same Fund.

(b)	The market value of the investments in the Funds is based on the net asset value of the respective Funds as of their close of business on the valuation date.

(c)	Investment transactions are accounted for on the trade date and income is recorded on the ex-dividend date. Realized gains and losses are determined based on the cost of securities sold.

(d)	The cost of investments sold is determined on a first in, first out (FIFO) basis.

The guidance pertaining to the disclosure of fair value measurements requires (1) the separate disclosure of significant transfers in and out of Level 1 and Level 2 fair value measurements, (2) additional breakout of the information presented in reconciliation of Level 3 fair value measurements, and (3) increased disclosure about inputs and valuation techniques used to measure fair value. For the year ended December 31, 2020, there were no transfers into or out of Level 1 and Level 2, and there were no Level 3 fair value measurement items requiring reconciliation.

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The guidance defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Fair value measurements are based on observable and unobservable inputs. Observable inputs reflect market data obtained from independent sources, while unobservable inputs reflect management’s view of market assumptions based on internally developed data in the absence of observable market information. The guidance requires entities to maximize the use of observable inputs and minimize the use of unobservable inputs when determining the fair value of an asset or liability. The statement classifies all assets and liabilities carried or disclosed at fair value in one of the following three categories:

Level 1 — inputs are unadjusted quoted market prices available in active markets for identical assets on the reporting date. Assets in this category generally include actively traded registered mutual funds.

Level 2 — inputs are quoted prices for similar instruments in active markets, or quoted prices for identical or similar instruments in markets that are not active.

Level 3 — inputs are unobservable where there is little or no market activity and assumptions are based on internally derived information. Assets in this category generally include all other types of investments that do not meet the criteria of Level 1 or 2. As of December 31, 2020, none of the Account investments are considered Level 3.

The Account invests in various registered mutual funds managed by unaffiliated third parties. The fair value of the registered mutual funds is based upon the reported net asset values (“NAVs”) as provided by the fund manager. The Fair Value Hierarchy level of the Account net assets is based on observable market inputs of the registered mutual funds as published on recognized market exchanges. GIAC’s management reviews each mutual fund’s liquidity in order to determine the level at which those investments should be reported. Generally, actively traded registered mutual funds are considered Level 1.

As of December 31, 2020, all investments of the Account were in actively traded registered mutual funds and were considered Level 1 with a total fair value of $107,581,539.

The guidance indicates that entities should determine whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. The guidance also indicates that entities should consider and evaluate the impact of decreased market activity and whether transactions are orderly in arriving at a fair value for its assets and liabilities, including evaluating whether values provided by pricing services are based on current information that reflects orderly transactions. As of December 31, 2020, none of the Account’s registered mutual funds investments’ level of trading activities is considered to have significantly decreased.

There were no financial instrument liabilities held by the Account as of December 31, 2020, or during the twelve months then ended.

Subsequent Events

The Account considers events occurring after the balance sheet date but prior to the issuance of the financial statements to be subsequent events requiring disclosure. There were no subsequent events requiring recognition or disclosure in the financial statements.

Individual Mortality Table Used and the Assumed Investment Return

The mortality charge for Variable Universal Life Insurance policies is based on the 1980/ 2001/2017 Commissioners’ Standard Ordinary Mortality Table published by the National Association of Insurance Commissioners. The assumed investment return is 3.5% — 4.0%.

Federal Income Taxes

The operations of the Account are included in the federal income tax return of Guardian, which is taxed as a life insurance company under the provisions of the Internal Revenue Code (“IRC”). Under the current provisions of the IRC, Guardian does not expect to incur federal income taxes on the earnings of the Account to the extent the earnings are credited under the policies. Based on this, there is no charge to the Account for federal income taxes. Guardian will review, as needed, the status of this policy in the event of changes in the tax law. A charge may be made in future years for any federal income taxes that would be attributable to the policies. The Tax Cuts and Jobs Act which was enacted into law on December 22, 2017 does not contain any provisions which would impact the status of this policy.

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Under the provisions of Section 817(h) of the IRC, a variable life policy will not be treated as a life policy for federal tax purposes for any period for which the investments of the segregated asset account on which the policy is based are not adequately diversified. The IRC provides that the “adequately diversified” requirement may be met if the underlying investments satisfy either a statutory safe harbor test or diversification requirements set forth in regulations issued by the Secretary of Treasury. The Internal Revenue Service has issued regulations under section 817(h) of IRC. Guardian believes that the Account satisfies the current requirements of the regulations, and it intends that the Account will continue to meet such requirements.

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the period. Actual results could differ from those estimates.

NOTE 3 — PURCHASES AND SALES OF INVESTMENTS

The cost of purchases and proceeds from sales of investments for the year December 31, 2020, were as follows:

	Purchases	Sales
Victory RS Large Cap Alpha VIP Series	$1,037,410	$854,459
Victory 500 Index VIP Series (formerly Victory S&P 500 Index VIP Series)	5,340,767	3,608,082
Victory High Yield VIP Series	111,899	73,122
Victory INCORE Low Duration Bond VIP Series	183,665	212,518
Victory INCORE Investment Quality Bond VIP Series	311,700	473,476
Victory RS International VIP Series	651,715	266,372
Victory Sophus Emerging Markets VIP Series	615,931	429,610
Victory RS Small Cap Growth Equity VIP Series	1,741,627	709,522
Gabelli Capital Asset Fund	239,896	158,881
Value Line Centurion Fund	114,373	19,663
Value Line Strategic Asset Management Trust	226,646	124,001
Invesco V.I. American Franchise Fund Series I	141,880	43,654
Invesco V.I. Managed Volatility Fund Series I	66,294	73,561
Invesco V.I. Core Equity Fund Series I	225,065	80,465
Invesco V.I. Core Equity Fund Series II	136,796	98,981
Invesco V.I. Government Securities Fund Series II	2,032,681	1,431,705
Invesco V.I. Mid Cap Core Equity Fund Series II	178,880	202,573
Invesco V.I. Managed Volatility Fund Series II	1,280	520
Invesco V.I. Growth and Income Fund Series II	92,509	125,888
Invesco V.I. American Franchise Fund Series II	1,952	390
Alger Capital Appreciation Portfolio Class S	133,181	189,067
AB VPS Growth and Income Portfolio Class B	151,417	119,464
AB VPS Large Cap Growth Portfolio Class B	310,510	262,147
AB VPS Global Thematic Growth Portfolio Class B	131,336	137,717
American Century VP Capital Appreciation Fund Class I	145,060	146,460
American Century VP Mid Cap Value Fund Class I	178,283	287,629
American Century VP Mid Cap Value Fund Class II	16,164	5,210
BlackRock Global Allocation V.I. Fund Class III	212,231	675,486
Davis Financial Portfolio	128,200	116,636
Davis Real Estate Portfolio	501,876	362,167
Davis Value Portfolio	228,074	255,168
Delaware VIP Limited-Term Diversified Income Series Service Class	88,557	52,312
Delaware VIP Diversified Income Series Service Class	901,939	712,203
Delaware VIP Emerging Markets Series Service Class	59,255	171,530
Wells Fargo VT International Equity Fund Class II	—	—
Fidelity VIP Contrafund Portfolio Service Class 2	1,200,912	1,063,817
Fidelity VIP Equity-Income Portfolio Service Class 2	159,044	218,327

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December 31, 2020 (continued)

	Purchases	Sales
Fidelity VIP Growth Opportunities Portfolio Service Class 2	$181,445	$333,895
Fidelity VIP High Income Portfolio Service Class 2	127,691	59,337
Fidelity VIP Mid Cap Portfolio Service Class 2	659,440	861,621
Fidelity VIP Freedom 2020 Portfolio Service Class 2	7,111	60,460
Fidelity VIP Freedom 2030 Portfolio Service Class 2	12,718	75,688
Fidelity VIP Government Money Market Portfolio Service Class 2	5,441,788	5,083,895
Fidelity VIP Index 500 Portfolio Initial Class	357,013	114,826
Templeton Growth VIP Fund Class 2	30,405	26,674
Templeton Global Bond VIP Fund Class 2	90,746	87,207
Templeton Foreign VIP Fund Class 2	6,921	28,514
Franklin Mutual Shares VIP Fund Class 2	95,577	31,911
Franklin Small Cap Value VIP Fund Class 2	190,304	148,429
Morningstar Balanced ETF Asset Allocation Portfolio Class II	57,829	97,904
Morningstar Growth ETF Asset Allocation Portfolio Class II	20,750	170,669
Morningstar Income and Growth ETF Asset Allocation Portfolio Class II	47,509	52,098
Ivy VIP Small Cap Growth Class II	—	1,439
Ivy VIP Mid Cap Growth Class II	56,668	11,647
Janus Henderson Enterprise Portfolio Institutional Shares	296,279	518,901
Janus Henderson Forty Portfolio Institutional Shares	407,420	419,943
Janus Henderson Research Portfolio Institutional Shares	179,069	47,043
Janus Henderson Global Research Portfolio Institutional Shares	271,075	251,171
Janus Henderson Forty Portfolio Service Shares	176,120	34,368
Janus Henderson Research Portfolio Service Shares	203,320	78,284
Janus Henderson Enterprise Portfolio Service Shares	89,136	14,577
Janus Henderson Mid Cap Value Portfolio Service Shares	180,280	290,131
Janus Henderson Balanced Portfolio Service Shares	128	871
Janus Henderson Global Research Portfolio Service Shares	53,008	18,778
MFS Growth Series Initial Class	142,534	268,042
MFS Investors Trust Series Initial Class	26,275	73,856
MFS New Discovery Series Initial Class	249,672	280,138
MFS Research Series Initial Class	20,511	19,443
MFS Total Return Series Initial Class	411,780	385,388
MFS Growth Series Service Class	142,307	196,590
MFS VIT II Income Portfolio Series Service Class (formerly MFS VIT II Strategic Income Portfolio Service Class)	17,746	2,920
MFS Research Series Service Class	52,664	56,133
MFS Total Return Series Service Class	224,214	44,492
MFS Investors Trust Series Service Class	2,582	433
MFS New Discovery Series Service Class	48,280	8,396
Invesco Oppenheimer Global Fund	43,920	79,885
PIMCO Real Return Portfolio Advisor Class	75,313	131,480
PIMCO Total Return Portfolio Advisor Class	393,855	187,162
ClearBridge Variable Appreciation Portfolio Class II	74,675	17,499
ClearBridge Variable Mid Cap Core Portfolio Class II	3,295	79
ClearBridge Variable Small Cap Growth Portfolio Class II	73,830	266,899
Columbia Variable Portfolio- Small Cap Value Fund Class 2	9,138	2,375
Putnam VT Multi Cap Core-IB	3,018	405
Pioneer Equity Income VCT Portfolio Class II	19,283	3,721

Total	$29,273,644	$24,708,400

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NOTES TO FINANCIAL STATEMENTS

December 31, 2020 (continued)

NOTE 4 — EXPENSES AND RELATED PARTY TRANSACTIONS

Under the terms of the policy, GIAC deducts certain charges from the policy account value. These contractual charges are deducted by redeeming units of the investment divisions and consist of:

a)	Mortality and expense risk charges are as follows:

•

For Park Avenue Millenneium Series, GIAC deducts at a current annual rate of .60% of the net assets of the separate account through the twelfth policy year. Starting in the thirteenth policy year, GIAC deducts at a current annual rate of .40% up to account value breakpoint and .20% on the amount of net assets in excess of the breakpoint.

•

For Flexible Solutions Series, GIAC deducts at a current annual rate of .60% of the net assets of the separate account through the tenth policy year. Starting in the eleventh policy year, GIAC deducts at a current annual rate of .20% up to the account value breakpoint and .00% on the net amount of assets in excess of the breakpoint.

•

For Flexible Solution — Gold Series, GIAC deducts at a current annual rate of .50% of the net assets of the separate account through the tenth policy year. Starting in the eleventh policy year, GIAC deducts at a current annual rate of .10% up to the account value breakpoint and .00% on the net amount of assets in excess of the breakpoint.

•	For Executive Benefits, there is no current annual deduction of the net assets of the separate account. GIAC guarantees this charge never to exceed an annual rate of .25% of the account value.

•	For Flexible Solutions VUL III, there is no current annual deduction of the net assets of the separate account. GIAC guarantees this charge never to exceed an annual rate of .25% of the account value.

•

For Flexible Solutions VUL (2018), there is no current annual deduction of the net assets of the separate account. GIAC guarantees this charge never to exceed an annual rate of .25% of the account value.

The breakpoint is defined as $100,000 less any policy account value allocated to the fixed rate option, but not less than zero.

b)	Policy and administrative fees, which vary with the basic sum, face amount, age, sex and rating class.

c)	A monthly charge for the cost of life insurance, based on age, sex, duration and rating class, is deducted as compensation for the anticipated cost of paying death benefits.

d)	For Flexible Solutions VUL III, GIAC deducts a monthly indexed account charge at a current annual rate of .45% of the policy value in the indexed account, which is the obligation of GIAC’s general account. GIAC guarantees this charge never to exceed an annual rate of .70% of the indexed account value.

e)	For Flexible Solutions VUL (2018), GIAC deducts a monthly indexed account charge at a current annual rate of .45% of the policy value in the indexed account, which is the obligation of GIAC’s general account. GIAC guarantees this charge never to exceed an annual rate of 1.00% of the indexed account value.

Currently, GIAC makes no charge against the Account for GIAC’s federal income taxes. However, GIAC reserves the right to charge taxes attributable to the Account in the future.

For the years ended December 31, 2020 and 2019, contractual charges amounted to $3,635,018 and $3,639,842, respectively, and represent the aggregate fair value of the units at the redemption date, which are reflected in “Transfer of cost of insurance and policy fees” in the Statement of Changes in Net Assets.

Under current laws, GIAC may incur state and local taxes in several states. At present, these taxes are not significant. In the event of a material change in applicable state or local tax laws, GIAC reserves the right to charge the Account for such taxes, if any, which are attributable to the Account.

Under an investment sub-advisory agreement between Victory Capital Management, Inc. and Park Avenue Institutional Advisors LLC (“PAIA”), a wholly-owned subsidiary of Guardian Investor Services, LLC, which is a wholly owned subsidiary of The Guardian Life Insurance Company of America, serves as the sub-advisor to Victory High Yield VIP Series, Victory Capital

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December 31, 2020 (continued)

pays a monthly fee to the sub-adviser for investment advisory services in an amount equal to 28% of all fees due from such Fund to the Adviser. The sub-advisory fee payable to PAIA also covers the administrative and accounting services provided by PAIA.

GIAC has administrative service fee agreements with Victory Capital Management Inc., Gabelli Capital Asset Fund, Invesco Advisers, Inc., AllianceBernstein, L.P., ALPS Advisors, Inc., American Century Investment Management, Inc., BlackRock Advisors, LLC, Davis Selected Advisers, LP, Delaware Management Company, Wells Fargo Funds Management, LLC, Fidelity Management & Research Company, Franklin Advisers, Inc., Franklin Advisory Services, LLC, Franklin Mutual Advisers, LLC, Fred Alger Management, Inc., Janus Henderson Group PLC, Massachusetts Financial Services Company, PIMCO, Templeton Investment Counsel, LLC, Templeton Global Advisors Limited, EULAV Asset Management, LLC, Legg Mason Partners Fund Advisor, LLC, Ivy Investment Management Company, Columbia Management Investment Advisers, LLC, Amundi Pioneer Investment Management, Inc., and Putnam Investment Management, LLC, which compensate GIAC for administrative services provided. These fees range from .05% to .50% of the average daily net assets.

The amount retained by GIAC in the Account is comprised of amounts accruing to GIAC from the operations of the Account and retained therein. Amounts retained by GIAC in the Account may be transferred by GIAC to its general account. These amounts are reflected in the “Liabilities” in the Statements of Assets and Liabilities.

NOTE 5 — CHANGES IN UNITS OUTSTANDING

The changes in units outstanding for the years ended December 31, 2020 and 2019, were as follows:

	2020			2019
	Units Issued	Units Redeemed	Net Increase/ (Decrease)	Units Issued	Units Redeemed	Net Increase/ (Decrease)
Victory RS Large Cap Alpha VIP Series	36,229	49,683	(13,454)	44,342	77,150	(32,808)
Victory 500 Index VIP Series (formerly Victory S&P 500 Index VIP Series)	79,811	130,433	(50,622)	80,339	69,502	10,837
Victory High Yield VIP Series	2,775	2,697	78	2,794	1,869	925
Victory INCORE Low Duration Bond VIP Series	11,097	14,280	(3,183)	11,761	7,195	4,566
Victory INCORE Investment Quality Bond VIP Series	10,434	18,879	(8,445)	13,668	19,496	(5,828)
Victory RS International VIP Series	27,608	15,423	12,185	21,064	40,750	(19,686)
Victory Sophus Emerging Markets VIP Series	14,023	12,157	1,866	10,794	15,991	(5,197)
Victory RS Small Cap Growth Equity VIP Series	14,092	15,730	(1,638)	16,285	38,469	(22,184)
Gabelli Capital Asset Fund	3,960	5,310	(1,350)	2,962	4,426	(1,464)
Value Line Centurion Fund	706	1,001	(295)	1,020	4,595	(3,575)
Value Line Strategic Asset Management Trust	2,385	4,154	(1,769)	2,981	3,565	(584)
Invesco V.I. American Franchise Fund Series I	3,788	2,312	1,476	2,309	12,886	(10,577)
Invesco V.I. Managed Volatility Fund Series I	2,938	4,134	(1,196)	1,785	3,577	(1,792)
Invesco V.I. Core Equity Fund Series I	3,814	4,756	(942)	6,114	7,278	(1,164)
Invesco V.I. Core Equity Fund Series II	6,010	5,069	941	4,290	4,541	(251)
Invesco V.I. Government Securities Fund Series II	141,769	100,690	41,079	5,200	7,722	(2,522)
Invesco V.I. Mid Cap Core Equity Fund Series II	8,428	11,892	(3,464)	10,031	6,030	4,001
Invesco V.I. Managed Volatility Fund Series II	86	60	26	90	72	18
Invesco V.I. Growth and Income Fund Series II	4,744	6,273	(1,529)	3,852	14,019	(10,167)
Invesco V.I. American Franchise Fund Series II	45	15	30	89	24	65
Alger Capital Appreciation Portfolio Class S	653	4,659	(4,006)	6,685	29,973	(23,288)
AB VPS Value Portfolio Class B	—	—	—	128	7,872	(7,744)
AB VPS Growth and Income Portfolio Class B	3,188	4,714	(1,526)	7,575	4,143	3,432
AB VPS Large Cap Growth Portfolio Class B	5,192	6,914	(1,722)	4,231	2,025	2,206
AB VPS Global Thematic Growth Portfolio Class B	4,343	6,087	(1,744)	1,121	806	315
AB VPS Real Estate Investment Portfolio Class B	—	—	—	4,660	29,553	(24,893)
American Century VP Capital Appreciation Fund Class I	4,805	5,167	(362)	1,078	11,683	(10,605)

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NOTES TO FINANCIAL STATEMENTS

December 31, 2020 (continued)

	2020			2019
	Units Issued	Units Redeemed	Net Increase/ (Decrease)	Units Issued	Units Redeemed	Net Increase/ (Decrease)
American Century VP Mid Cap Value Fund Class I	6,016	11,686	(5,670)	7,978	27,296	(19,318)
American Century VP Mid Cap Value Fund Class II	893	329	564	1,063	332	731
BlackRock Global Allocation V.I. Fund Class III	11,047	40,578	(29,531)	8,101	12,235	(4,134)
Davis Financial Portfolio	3,213	4,949	(1,736)	4,622	8,308	(3,686)
Davis Real Estate Portfolio	10,613	9,415	1,198	18,290	9,390	8,900
Davis Value Portfolio	3,775	10,248	(6,473)	7,781	9,107	(1,326)
Delaware VIP Limited-Term Diversified Income Series Service Class	5,995	3,723	2,272	24,485	39,394	(14,909)
Delaware VIP Diversified Income Series Service Class	49,118	40,707	8,411	53,174	65,899	(12,725)
Delaware VIP Emerging Markets Series Service Class	3,620	13,965	(10,345)	3,004	23,182	(20,178)
Wells Fargo VT International Equity Fund Class II	—	—	—	—	—	—
Fidelity VIP Contrafund Portfolio Service Class 2	33,135	30,198	2,937	21,313	45,895	(24,582)
Fidelity VIP Equity-Income Portfolio Service Class 2	2,929	7,920	(4,991)	3,484	10,442	(6,958)
Fidelity VIP Growth Opportunities Portfolio Service Class 2	1,960	6,976	(5,016)	2,231	2,496	(265)
Fidelity VIP High Income Portfolio Service Class 2	6,353	3,105	3,248	14,147	42,885	(28,738)
Fidelity VIP Mid Cap Portfolio Service Class 2	15,626	21,698	(6,072)	11,847	27,043	(15,196)
Fidelity VIP Freedom 2020 Portfolio Service Class 2	—	3,204	(3,204)	—	2,371	(2,371)
Fidelity VIP Freedom 2030 Portfolio Service Class 2	230	3,751	(3,521)	976	4,640	(3,664)
Fidelity VIP Government Money Market Portfolio Service Class 2	431,246	404,748	26,498	265,654	227,681	37,973
Fidelity VIP Index 500 Portfolio Initial Class	19,573	9,300	10,273	25,508	14,644	10,864
Templeton Growth VIP Fund Class 2	1,762	1,802	(40)	2,405	125	2,280
Templeton Global Bond VIP Fund Class 2	6,675	6,678	(3)	17,122	93,268	(76,146)
Templeton Foreign VIP Fund Class 2	734	3,042	(2,308)	1,183	700	483
Franklin Mutual Shares VIP Fund Class 2	3,102	1,663	1,439	12,970	14,217	(1,247)
Franklin Small Cap Value VIP Fund Class 2	8,359	7,920	439	9,925	21,979	(12,054)
Morningstar Balanced ETF Asset Allocation Portfolio Class II	3,029	5,039	(2,010)	3,550	9,799	(6,249)
Morningstar Growth ETF Asset Allocation Portfolio Class II	855	9,551	(8,696)	3,092	7,758	(4,666)
Morningstar Income and Growth ETF Asset Allocation Portfolio Class II	2,829	3,115	(286)	1,479	14,237	(12,758)
Ivy VIP Small Cap Growth Class II	—	51	(51)	—	48	(48)
Ivy VIP Mid Cap Growth Class II	2,205	670	1,535	2,371	899	1,472
Janus Henderson Enterprise Portfolio Institutional Shares	4,069	22,615	(18,546)	6,451	11,438	(4,987)
Janus Henderson Forty Portfolio Institutional Shares	4,117	10,585	(6,468)	4,487	7,901	(3,414)
Janus Henderson Research Portfolio Institutional Shares	3,586	2,172	1,414	2,131	10,983	(8,852)
Janus Henderson Global Research Portfolio Institutional Shares	12,177	19,556	(7,379)	9,070	29,054	(19,984)
Janus Henderson Forty Portfolio Service Shares	4,234	1,079	3,155	3,223	895	2,328
Janus Henderson Research Portfolio Service Shares	5,879	3,029	2,850	3,579	12,334	(8,755)
Janus Henderson Enterprise Portfolio Service Shares	2,207	525	1,682	2,072	465	1,607

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NOTES TO FINANCIAL STATEMENTS

December 31, 2020 (continued)

	2020			2019
	Units Issued	Units Redeemed	Net Increase/ (Decrease)	Units Issued	Units Redeemed	Net Increase/ (Decrease)
Janus Henderson Mid Cap Value Portfolio Service Shares	7,863	16,288	(8,425)	6,151	4,452	1,699
Janus Henderson Balanced Portfolio Service Shares	—	13	(13)	1	13	(12)
Janus Henderson Global Research Portfolio Service Shares	2,359	942	1,417	3,207	2,851	356
MFS Growth Series Initial Class	2,202	10,888	(8,686)	1,631	3,510	(1,879)
MFS Investors Trust Series Initial Class	443	2,392	(1,949)	508	720	(212)
MFS New Discovery Series Initial Class	2,396	7,083	(4,687)	4,385	7,530	(3,145)
MFS Research Series Initial Class	392	673	(281)	479	2,230	(1,751)
MFS Total Return Series Initial Class	9,373	13,576	(4,203)	11,073	13,612	(2,539)
MFS Growth Series Service Class	3,602	6,409	(2,807)	4,457	1,457	3,000
MFS VIT II Income Portfolio Series Service Class (formerly MFS VIT II Strategic Income Portfolio Service Class)	955	167	788	253	3,408	(3,155)
MFS Research Series Service Class	1,178	1,956	(778)	5,066	5,107	(41)
MFS Total Return Series Service Class	11,630	2,205	9,425	3,222	1,555	1,667
MFS Investors Trust Series Service Class	97	22	75	108	23	85
MFS New Discovery Series Service Class	1,954	496	1,458	1,557	502	1,055
Invesco Oppenheimer Global Fund	927	2,913	(1,986)	3,991	14,742	(10,751)
PIMCO Real Return Portfolio Advisor Class	5,003	9,153	(4,150)	30,612	34,611	(3,999)
PIMCO Total Return Portfolio Advisor Class	25,300	12,235	13,065	12,455	24,657	(12,202)
ClearBridge Variable Appreciation Portfolio Class II	1,107	282	825	451	5	446
ClearBridge Variable Mid Cap Core Portfolio Class II	100	3	97	—	6	(6)
ClearBridge Variable Small Cap Growth Portfolio Class II	1,007	5,262	(4,255)	1,534	834	700
Columbia Variable Portfolio- Small Cap Value Fund Class 2	572	188	384	439	120	319
Putnam VT Multi Cap Core-IB	194	53	141	105	89	16
Pioneer Equity Income VCT Portfolio Class II	950	217	733	824	177	647

NOTE 6 — FINANCIAL HIGHLIGHTS

GIAC sells a number of variable life insurance policy products that are funded by the Account. These products have unique combinations of features and fees that are charged against the policyholder’s account balance. The differences in the fee structures result in a same unit values, expense ratios and total returns since fee charges are made directly to policy owners’ accounts through redemption of units.

In 2010, the Account elected to present in the Financial Highlights appearing in Note 6 based on the aggregate product basis for each of the Account’s investment options, rather than separate information for each product level as reported in prior periods as permitted by AICPA Statement of Position 03-5. The Account similarly elected to report aggregate period-end units outstanding, unit value and net assets for each investment option in the Statements of Assets and Liabilities and the Financial Highlights Notes herein. Prior-period financial highlights apprearing in Note 6 have been retrospectively adjusted conforming to the current period presentation.

B-60

The Guardian Separate Account N

NOTES TO FINANCIAL STATEMENTS

December 31, 2020 (continued)

The following represent amounts for the years ended December 31, excluding the effect of the expenses of the underlying fund portfolios and charges made directly to policyholders’ accounts through redemption of units:

	Units Outstanding	Net Assets		Expense Ratio(1)	Investment Income Ratio(2)	Total Return(3)
		Unit Value	In Whole $

Victory RS Large Cap Alpha VIP Series
2020	248,007	$23.10	$5,729,247	—	1.38%	-0.44%
2019	261,461	23.20	6,067,012	—	0.98%	31.16%
2018	294,269	17.69	5,206,075	—	0.04%	-9.00%
2017	334,919	19.44	6,511,163	—	1.09%	18.67%
2016	351,900	16.38	5,765,153	—	1.10%	9.03%

Victory 500 Index VIP Series (formerly Victory S&P 500 Index VIP Series)
2020	345,237	$36.80	$12,705,897	—	2.06%	20.13%
2019	395,859	30.64	12,127,493	—	1.98%	31.04%
2018	385,022	23.38	9,001,138	—	0.12%	-4.65%
2017	470,419	24.52	11,533,570	—	1.84%	21.60%
2016	497,571	20.16	10,032,128	—	2.14%	11.75%

Victory High Yield VIP Series
2020	13,998	$34.87	$488,114	—	7.29%	7.92%
2019	13,920	32.31	449,742	—	7.78%	15.89%
2018	12,995	27.88	362,300	—	0.50%	0.29%
2017	17,384	27.80	483,241	—	5.03%	9.94%
2016	22,984	25.28	581,101	—	7.17%	15.44%

Victory INCORE Low Duration Bond VIP Series
2020	51,082	$15.67	$800,237	—	2.47%	4.33%
2019	54,265	15.01	814,795	—	2.03%	3.79%
2018	49,699	14.47	718,975	—	0.49%	1.01%
2017	51,460	14.32	736,970	—	1.32%	1.64%
2016	53,936	14.09	759,994	—	1.24%	2.05%

Victory INCORE Investment Quality Bond VIP Series
2020	85,350	$28.07	$2,395,862	—	2.83%	8.35%
2019	93,795	25.91	2,430,098	—	2.78%	7.72%
2018	99,623	24.05	2,396,100	—	0.63%	-0.41%
2017	106,133	24.15	2,563,224	—	2.28%	4.15%
2016	119,062	23.19	2,760,894	—	2.29%	3.53%

Victory RS International VIP Series
2020	108,888	$22.47	$2,447,143	—	2.85%	6.24%
2019	96,703	21.15	2,045,727	—	2.04%	22.79%
2018	116,389	17.23	2,005,257	—	0.85%	-10.66%
2017	124,397	19.29	2,399,028	—	2.15%	25.68%
2016	125,461	15.34	1,925,096	—	2.28%	1.60%

Victory Sophus Emerging Markets VIP Series
2020	53,604	$54.41	$2,916,405	—	2.22%	16.17%
2019	51,738	46.84	2,423,194	—	1.08%	23.13%
2018	56,935	38.04	2,165,694	—	0.88%	-18.97%
2017	59,240	46.94	2,780,718	—	0.95%	42.88%
2016	59,318	32.85	1,948,833	—	0.93%	11.57%

Victory RS Small Cap Growth Equity VIP Series
2020	105,416	$75.32	$7,940,090	—	0.00%	38.06%
2019	107,054	54.56	5,840,665	—	0.00%	38.78%
2018	129,238	39.31	5,080,639	—	0.00%	-8.25%
2017	135,903	42.85	5,823,183	—	0.00%	38.19%
2016	152,664	31.01	4,733,549	—	0.00%	1.44%

B-61

The Guardian Separate Account N

NOTES TO FINANCIAL STATEMENTS

December 31, 2020 (continued)

	Units Outstanding	Net Assets		Expense Ratio(1)	Investment Income Ratio(2)	Total Return(3)
		Unit Value	In Whole $

Gabelli Capital Asset Fund
2020	49,586	$45.06	$2,234,499	—	0.17%	6.34%
2019	50,936	42.38	2,158,428	—	0.35%	19.51%
2018	52,400	35.46	1,858,012	—	0.34%	-11.09%
2017	57,863	39.88	2,307,551	—	0.25%	20.49%
2016	76,082	33.10	2,518,131	—	0.63%	14.25%

Value Line Centurion Fund
2020	25,697	$24.88	$639,429	—	0.08%	17.55%
2019	25,992	21.17	550,210	—	0.06%	33.07%
2018	29,567	15.91	470,361	—	0.23%	0.23%
2017	30,596	15.87	485,616	—	0.20%	19.71%
2016	38,030	13.26	504,228	—	0.19%	6.86%

Value Line Strategic Asset Management Trust
2020	57,693	$38.17	$2,201,901	—	0.49%	17.98%
2019	59,462	32.35	1,923,523	—	0.66%	27.64%
2018	60,046	25.34	1,521,829	—	0.71%	0.11%
2017	65,536	25.32	1,659,236	—	0.55%	16.88%
2016	67,706	21.66	1,466,554	—	0.60%	5.51%

Invesco V.I. American Franchise Fund Series I
2020	35,046	$27.67	$969,787	—	0.08%	42.35%
2019	33,570	19.44	652,558	—	0.00%	36.76%
2018	44,147	14.21	627,504	—	0.00%	-3.62%
2017	46,833	14.75	690,721	—	0.08%	27.34%
2016	46,675	11.58	540,589	—	0.00%	2.27%

Invesco V.I. Managed Volatility Fund Series I
2020	15,527	$21.30	$330,719	—	2.17%	-1.49%
2019	16,723	21.62	361,596	—	1.36%	18.58%
2018	18,515	18.23	337,622	—	1.63%	-11.00%
2017	22,458	20.49	460,132	—	1.30%	10.56%
2016	26,350	18.53	488,310	—	1.95%	10.61%

Invesco V.I. Core Equity Fund Series I
2020	32,901	$21.86	$719,128	—	1.38%	13.85%
2019	33,843	19.20	649,712	—	0.95%	28.96%
2018	35,007	14.89	521,125	—	0.81%	-9.39%
2017	46,463	16.43	763,389	—	1.03%	13.17%
2016	54,122	14.52	785,703	—	0.76%	10.26%

Invesco V.I. Core Equity Fund Series II
2020	2,370	$24.65	$58,418	—	1.12%	13.57%
2019	1,429	21.71	31,011	—	0.20%	28.67%
2018	1,680	16.87	28,335	—	0.00%	-9.61%
2017	1,087	18.66	20,290	—	0.50%	12.88%
2016	7,599	16.53	125,644	—	0.47%	10.02%

Invesco V.I. Government Securities Fund Series II
2020	66,772	$14.43	$963,701	—	2.81%	5.97%
2019	25,693	13.62	349,928	—	2.24%	5.75%
2018	28,215	12.88	363,380	—	1.49%	0.29%
2017	45,057	12.84	578,595	—	1.87%	1.72%
2016	41,086	12.62	518,675	—	2.17%	1.00%

B-62

The Guardian Separate Account N

NOTES TO FINANCIAL STATEMENTS

December 31, 2020 (continued)

	Units Outstanding	Net Assets		Expense Ratio(1)	Investment Income Ratio(2)	Total Return(3)
		Unit Value	In Whole $

Invesco V.I. Mid Cap Core Equity Fund Series II
2020	7,896	$21.98	$173,530	—	0.40%	8.94%
2019	11,360	20.17	229,178	—	0.26%	25.04%
2018	7,359	16.13	118,736	—	0.16%	-11.60%
2017	5,829	18.25	106,391	—	0.27%	14.65%
2016	10,725	15.92	170,722	—	0.00%	13.16%

Invesco V.I. Managed Volatility Fund Series II
2020	454	$18.23	$8,269	—	1.91%	-1.76%
2019	428	18.56	7,936	—	1.13%	18.29%
2018	410	15.69	6,435	—	0.47%	-11.28%
2017	2,832	17.68	50,088	—	1.10%	10.33%
2016	2,700	16.03	43,273	—	0.65%	10.31%

Invesco V.I. Growth and Income Fund Series II
2020	7,791	$25.35	$197,514	—	2.07%	1.85%
2019	9,320	24.89	232,006	—	1.64%	24.85%
2018	19,487	19.94	388,538	—	1.13%	-13.59%
2017	35,638	23.07	822,320	—	1.24%	14.04%
2016	41,568	20.23	841,091	—	0.87%	19.43%

Invesco V.I. American Franchise Fund Series II
2020	287	$33.49	$9,599	—	0.00%	42.00%
2019	257	23.58	6,053	—	0.00%	36.43%
2018	192	17.29	3,321	—	0.00%	-3.89%
2017	128	17.99	2,309	—	0.00%	27.03%
2016	67	14.16	948	—	0.00%	2.02%

Alger Capital Appreciation Portfolio Class S
2020	14,964	$51.86	$776,041	—	0.00%	41.40%
2019	18,970	36.68	695,741	—	0.00%	33.24%
2018	42,258	27.53	1,163,186	—	0.00%	-0.37%
2017	77,159	27.63	2,131,696	—	0.00%	30.74%
2016	83,363	21.13	1,761,639	—	0.00%	0.22%

AB VPS Value Portfolio Class B (6)
2020	—	$—	$—	—	—	—
2019	—	—	—	—	—	—
2018	7,744	20.02	155,012	—	0.99%	-15.35%
2017	7,500	23.64	177,344	—	1.17%	13.29%
2016	8,873	20.87	185,200	—	1.48%	11.29%

AB VPS Growth and Income Portfolio Class B
2020	31,683	$33.90	$1,074,214	—	1.36%	2.47%
2019	33,209	33.09	1,098,785	—	1.10%	23.61%
2018	29,777	26.77	797,049	—	0.73%	-5.84%
2017	30,908	28.43	878,676	—	1.29%	18.60%
2016	28,364	23.97	679,916	—	0.78%	11.07%

AB VPS Large Cap Growth Portfolio Class B
2020	17,916	$60.34	$1,081,070	—	0.00%	35.15%
2019	19,638	44.65	876,797	—	0.00%	34.36%
2018	17,432	33.23	579,255	—	0.00%	2.32%
2017	14,751	32.48	479,058	—	0.00%	31.67%
2016	15,903	24.66	392,238	—	0.00%	2.35%

B-63

The Guardian Separate Account N

NOTES TO FINANCIAL STATEMENTS

December 31, 2020 (continued)

	Units Outstanding	Net Assets		Expense Ratio(1)	Investment Income Ratio(2)	Total Return(3)
		Unit Value	In Whole $

AB VPS Global Thematic Growth Portfolio Class B
2020	13,086	$33.44	$437,582	—	0.47%	39.08%
2019	14,830	24.04	356,555	—	0.16%	29.78%
2018	14,515	18.53	268,907	—	0.00%	-9.98%
2017	14,022	20.58	288,572	—	0.31%	36.30%
2016	12,719	15.10	192,051	—	0.00%	-0.88%

AB VPS Real Estate Investment Portfolio Class B (5)
2020	—	$—	$—	—	—	—
2019	—	—	—	—	—	—
2018	24,893	19.38	482,445	—	1.77%	-4.45%
2017	28,044	20.28	568,815	—	1.42%	6.37%
2016	38,377	19.07	731,779	—	1.29%	7.39%

American Century VP Capital Appreciation Fund Class I
2020	4,620	$39.27	$181,401	—	0.00%	42.46%
2019	4,982	27.56	137,313	—	0.00%	35.56%
2018	15,587	20.33	316,930	—	0.00%	-5.20%
2017	14,992	21.45	321,537	—	0.00%	21.79%
2016	21,662	17.61	381,464	—	0.00%	3.23%

American Century VP Mid Cap Value Fund Class I
2020	15,389	$32.26	$496,439	—	1.71%	1.21%
2019	21,059	31.87	671,222	—	1.89%	29.15%
2018	40,377	24.68	996,470	—	1.42%	-12.84%
2017	38,449	28.31	1,088,632	—	1.55%	11.69%
2016	33,145	25.35	840,192	—	1.74%	22.85%

American Century VP Mid Cap Value Fund Class II
2020	4,986	$19.64	$97,907	—	1.71%	1.11%
2019	4,422	19.42	85,882	—	1.92%	28.99%
2018	3,691	15.06	55,577	—	1.40%	-12.96%
2017	1,940	17.30	33,564	—	1.47%	11.47%
2016	1,062	15.52	16,485	—	1.79%	22.72%

BlackRock Global Allocation V.I. Fund Class III
2020	14,442	$22.18	$320,307	—	0.93%	20.71%
2019	43,973	18.37	807,938	—	1.22%	17.76%
2018	48,107	15.60	750,628	—	0.85%	-7.58%
2017	51,992	16.88	877,759	—	1.19%	13.71%
2016	62,802	14.85	932,454	—	1.22%	3.80%

Davis Financial Portfolio
2020	23,215	$31.56	$732,763	—	1.57%	-5.99%
2019	24,951	33.57	837,725	—	1.48%	25.86%
2018	28,637	26.68	763,913	—	1.09%	-10.67%
2017	35,958	29.86	1,073,830	—	0.80%	21.42%
2016	31,896	24.60	784,492	—	1.26%	14.25%

Davis Real Estate Portfolio
2020	43,618	$51.06	$2,227,200	—	2.01%	-8.08%
2019	42,420	55.55	2,356,490	—	0.96%	25.74%
2018	33,520	44.18	1,480,823	—	2.77%	-4.82%
2017	34,961	46.41	1,622,655	—	1.21%	8.25%
2016	39,879	42.88	1,709,839	—	1.75%	9.70%

B-64

The Guardian Separate Account N

NOTES TO FINANCIAL STATEMENTS

December 31, 2020 (continued)

	Units Outstanding	Net Assets		Expense Ratio(1)	Investment Income Ratio(2)	Total Return(3)
		Unit Value	In Whole $

Davis Value Portfolio
2020	127,229	$34.44	$4,382,205	—	0.75%	11.72%
2019	133,702	30.83	4,121,988	—	1.65%	31.17%
2018	135,028	23.50	3,173,745	—	0.87%	-13.60%
2017	140,238	27.20	3,815,159	—	0.78%	22.63%
2016	149,869	22.19	3,324,867	—	1.34%	11.88%

Delaware VIP Limited-Term Diversified Income Series Service Class
2020	15,301	$14.43	$220,745	—	1.53%	4.13%
2019	13,029	13.85	180,543	—	2.40%	4.81%
2018	27,938	13.22	369,347	—	2.45%	0.04%
2017	12,395	13.21	163,790	—	1.80%	1.92%
2016	11,269	12.97	146,120	—	1.41%	1.73%

Delaware VIP Diversified Income Series Service Class
2020	20,967	$19.32	$405,120	—	2.70%	10.69%
2019	12,556	17.46	219,172	—	2.51%	10.08%
2018	25,281	15.86	400,892	—	2.38%	-2.29%
2017	16,004	16.23	259,720	—	2.41%	4.89%
2016	21,754	15.47	336,568	—	3.80%	3.28%

Delaware VIP Emerging Markets Series Service Class
2020	10,597	$20.32	$215,327	—	0.43%	24.69%
2019	20,942	16.30	341,271	—	0.44%	22.25%
2018	41,120	13.33	548,119	—	3.22%	-16.03%
2017	33,060	15.87	524,796	—	0.37%	40.23%
2016	35,739	11.32	404,574	—	0.66%	13.68%

Wells Fargo VT International Equity Fund Class II (4)
2020	—	$18.26	$—	—	—	4.93%
2019	—	17.40	—	—	—	15.49%
2018	—	15.07	—	—	0.92%	-17.28%
2017	24,415	18.22	444,763	—	2.77%	24.34%
2016	24,205	14.65	354,624	—	2.76%	3.30%

Fidelity VIP Contrafund Portfolio Service Class 2
2020	161,007	$52.59	$8,466,730	—	0.07%	30.23%
2019	158,070	40.38	6,382,592	—	0.21%	31.27%
2018	182,652	30.76	5,618,107	—	0.43%	-6.64%
2017	185,990	32.95	6,127,636	—	0.75%	21.59%
2016	212,245	27.10	5,751,153	—	0.66%	7.73%

Fidelity VIP Equity-Income Portfolio Service Class 2
2020	42,496	$34.15	$1,451,352	—	1.62%	6.44%
2019	47,487	32.09	1,523,672	—	1.74%	27.11%
2018	54,445	25.24	1,374,370	—	2.03%	-8.54%
2017	60,530	27.60	1,670,597	—	1.46%	12.65%
2016	67,757	24.50	1,660,079	—	2.24%	17.71%

Fidelity VIP Growth Opportunities Portfolio Service Class 2
2020	38,142	$62.62	$2,388,475	—	0.00%	68.23%
2019	43,158	37.22	1,606,503	—	0.00%	40.49%
2018	43,423	26.49	1,150,496	—	0.08%	12.21%
2017	42,887	23.61	1,012,638	—	0.11%	34.18%
2016	41,636	17.60	732,707	—	0.05%	0.06%

B-65

The Guardian Separate Account N

NOTES TO FINANCIAL STATEMENTS

December 31, 2020 (continued)

	Units Outstanding	Net Assets		Expense Ratio(1)	Investment Income Ratio(2)	Total Return(3)
		Unit Value	In Whole $

Fidelity VIP High Income Portfolio Service Class 2
2020	6,244	$20.60	$128,623	—	6.65%	2.42%
2019	2,996	20.11	60,241	—	4.97%	14.77%
2018	31,734	17.52	556,100	—	6.19%	-3.63%
2017	30,934	18.18	562,474	—	5.90%	6.91%
2016	24,101	17.01	409,901	—	5.99%	14.17%

Fidelity VIP Mid Cap Portfolio Service Class 2
2020	100,035	$66.12	$6,613,945	—	0.41%	17.87%
2019	106,107	56.09	5,951,946	—	0.69%	23.17%
2018	121,303	45.54	5,524,297	—	0.39%	-14.77%
2017	132,349	53.43	7,071,992	—	0.49%	20.54%
2016	137,516	44.33	6,096,162	—	0.33%	11.92%

Fidelity VIP Freedom 2020 Portfolio Service Class 2
2020	3,285	$22.52	$73,972	—	0.78%	14.72%
2019	6,489	19.63	127,374	—	1.52%	19.88%
2018	8,860	16.37	145,061	—	1.10%	-6.08%
2017	10,894	17.43	189,914	—	2.45%	16.26%
2016	—	—	—	—	—	—

Fidelity VIP Freedom 2030 Portfolio Service Class 2
2020	4,562	$24.63	$112,362	—	0.85%	16.64%
2019	8,083	21.12	170,675	—	1.41%	24.11%
2018	11,747	17.01	199,854	—	1.03%	-8.05%
2017	14,687	18.50	271,767	—	1.75%	20.69%
2016	1,584	15.33	24,292	—	0.85%	6.37%

Fidelity VIP Government Money Market Portfolio Service Class 2(5)
2020	366,761	$13.12	$4,812,731	—	0.20%	0.23%
2019	340,263	13.09	4,454,838	—	1.73%	1.75%
2018	302,290	12.87	3,889,521	—	1.34%	1.38%
2017	323,622	12.69	4,107,090	—	0.42%	0.41%
2016	386,812	12.64	4,889,177	—	0.01%	0.00%

Fidelity VIP Index 500 Portfolio Initial Class
2020	56,572	$26.08	$1,475,556	—	1.85%	18.24%
2019	46,299	22.06	1,021,328	—	2.12%	31.35%
2018	35,435	16.79	595,110	—	2.04%	-4.49%
2017	25,547	17.58	449,221	—	1.91%	21.71%
2016	20,989	14.45	303,229	—	1.52%	11.86%

Templeton Growth VIP Fund Class 2
2020	4,717	$17.68	$83,411	—	2.80%	5.80%
2019	4,757	16.72	79,517	—	2.51%	15.15%
2018	2,477	14.52	35,951	—	1.84%	-14.85%
2017	2,091	17.05	35,651	—	1.42%	18.50%
2016	1,990	14.39	28,620	—	2.19%	9.62%

Templeton Global Bond VIP Fund Class 2
2020	991	$12.91	$12,792	—	9.30%	-5.28%
2019	994	13.63	13,546	—	7.95%	2.01%
2018	77,140	13.36	1,030,406	—	0.00%	1.94%
2017	24,739	13.10	324,171	—	0.00%	1.93%
2016	37,605	12.86	483,452	—	0.00%	2.94%

B-66

The Guardian Separate Account N

NOTES TO FINANCIAL STATEMENTS

December 31, 2020 (continued)

	Units Outstanding	Net Assets		Expense Ratio(1)	Investment Income Ratio(2)	Total Return(3)
		Unit Value	In Whole $

Templeton Foreign VIP Fund Class 2
2020	1,651	$11.17	$18,429	—	2.29%	-1.16%
2019	3,959	11.30	44,718	—	1.60%	12.53%
2018	3,476	10.04	34,894	—	1.97%	-15.44%
2017	1,362	11.87	16,167	—	2.46%	16.69%
2016	1,364	10.17	13,879	—	5.19%	7.18%

Franklin Mutual Shares VIP Fund Class 2
2020	21,690	$23.65	$513,025	—	2.74%	-5.04%
2019	20,251	24.91	504,416	—	1.90%	22.57%
2018	21,498	20.32	436,870	—	2.48%	-9.07%
2017	21,352	22.35	477,160	—	2.07%	8.35%
2016	22,505	20.63	464,185	—	2.23%	16.06%

Franklin Small Cap Value VIP Fund Class 2
2020	13,852	$26.82	$371,518	—	1.46%	5.19%
2019	13,413	25.50	341,987	—	1.12%	26.35%
2018	25,467	20.18	513,931	—	0.96%	-12.88%
2017	30,647	23.16	709,877	—	0.50%	10.65%
2016	37,746	20.93	790,134	—	0.87%	30.19%

Morningstar Balanced ETF Asset Allocation Portfolio Class II
2020	60	$21.84	$1,319	—	0.24%	9.12%
2019	2,070	20.01	41,455	—	1.10%	16.26%
2018	8,319	17.22	143,233	—	2.01%	-6.23%
2017	19,677	18.36	361,281	—	2.09%	13.33%
2016	19,452	16.20	315,144	—	0.66%	8.48%

Morningstar Growth ETF Asset Allocation Portfolio Class II
2020	1,591	$24.70	$39,324	—	1.12%	10.01%
2019	10,287	22.46	231,022	—	1.65%	19.77%
2018	14,953	18.75	280,385	—	1.41%	-8.04%
2017	44,987	20.39	917,310	—	1.10%	17.30%
2016	62,086	17.38	1,079,261	—	1.52%	9.69%

Morningstar Income and Growth ETF Asset Allocation Portfolio Class II
2020	1,381	$18.42	$25,460	—	3.93%	8.43%
2019	1,667	16.98	28,330	—	0.39%	12.90%
2018	14,425	15.04	217,018	—	2.00%	-4.25%
2017	18,789	15.71	295,209	—	2.83%	9.94%
2016	7,307	14.29	104,438	—	1.84%	6.37%

Ivy VIP Small Cap Growth Class II
2020	1,505	$36.70	$55,186	—	0.00%	37.66%
2019	1,556	26.66	41,461	—	0.00%	23.37%
2018	1,604	21.61	34,644	—	0.38%	-4.11%
2017	1,653	22.53	37,224	—	0.00%	23.12%
2016	9,125	18.30	167,009	—	0.00%	2.91%

Ivy VIP Mid Cap Growth Class II
2020	6,524	$32.16	$209,848	—	0.00%	49.00%
2019	4,989	21.59	107,703	—	0.00%	37.94%
2018	3,517	15.65	55,036	—	0.00%	-0.06%
2017	1,711	15.66	26,797	—	0.00%	26.89%
2016	993	12.34	12,259	—	0.00%	6.12%

B-67

The Guardian Separate Account N

NOTES TO FINANCIAL STATEMENTS

December 31, 2020 (continued)

	Units Outstanding	Net Assets		Expense Ratio(1)	Investment Income Ratio(2)	Total Return(3)
		Unit Value	In Whole $

Janus Henderson Enterprise Portfolio Institutional Shares
2020	109,505	$31.54	$3,453,459	—	0.11%	19.47%
2019	128,051	26.40	3,380,105	—	0.20%	35.48%
2018	133,038	19.48	2,591,966	—	0.26%	-0.41%
2017	140,709	19.56	2,752,835	—	0.62%	27.42%
2016	153,563	15.35	2,357,815	—	0.79%	12.36%

Janus Henderson Forty Portfolio Institutional Shares
2020	73,486	$55.86	$4,104,604	—	0.70%	39.40%
2019	79,954	40.07	3,203,658	—	0.15%	37.16%
2018	83,368	29.21	2,435,437	—	1.17%	1.98%
2017	92,602	28.64	2,652,560	—	0.00%	30.31%
2016	97,749	21.98	2,148,629	—	0.84%	2.20%

Janus Henderson Research Portfolio Institutional Shares
2020	44,721	$30.99	$1,385,796	—	0.54%	32.95%
2019	43,307	23.31	1,009,359	—	0.45%	35.52%
2018	52,159	17.20	897,061	—	0.53%	-2.58%
2017	59,427	17.65	1,049,082	—	0.39%	27.88%
2016	60,687	13.80	837,757	—	0.54%	0.50%

Janus Henderson Global Research Portfolio Institutional Shares
2020	102,179	$19.42	$1,984,579	—	0.81%	20.06%
2019	109,558	16.18	1,772,358	—	0.97%	29.04%
2018	129,542	12.54	1,623,989	—	1.12%	-6.87%
2017	139,397	13.46	1,876,358	—	0.80%	27.03%
2016	160,617	10.60	1,701,995	—	1.08%	2.07%

Janus Henderson Forty Portfolio Service Shares
2020	11,307	$44.38	$501,846	—	0.60%	39.03%
2019	8,152	31.92	260,241	—	0.02%	36.85%
2018	5,824	23.33	135,860	—	1.32%	1.72%
2017	5,675	22.93	130,141	—	0.00%	29.99%
2016	3,318	17.64	58,528	—	0.87%	1.94%

Janus Henderson Research Portfolio Service Shares
2020	10,277	$40.48	$416,011	—	0.33%	32.58%
2019	7,427	30.53	226,778	—	0.25%	35.22%
2018	16,182	22.58	365,394	—	0.38%	-2.84%
2017	10,927	23.24	253,946	—	0.32%	27.55%
2016	2,800	18.22	51,010	—	0.46%	0.27%

Janus Henderson Enterprise Portfolio Service Shares
2020	6,842	$43.96	$300,772	—	0.04%	19.18%
2019	5,160	36.88	190,337	—	0.05%	35.16%
2018	3,553	27.29	96,966	—	0.14%	-0.66%
2017	2,031	27.47	55,787	—	0.54%	27.09%
2016	1,170	21.62	25,288	—	0.93%	12.10%

B-68

The Guardian Separate Account N

NOTES TO FINANCIAL STATEMENTS

December 31, 2020 (continued)

	Units Outstanding	Net Assets		Expense Ratio(1)	Investment Income Ratio(2)	Total Return(3)
		Unit Value	In Whole $

Janus Henderson Mid Cap Value Portfolio Service Shares
2020	12,417	$23.78	$295,277	—	0.94%	-1.21%
2019	20,842	24.07	501,691	—	1.46%	30.05%
2018	19,143	18.51	354,334	—	0.87%	-13.82%
2017	13,121	21.48	281,803	—	0.50%	13.63%
2016	18,393	18.90	347,661	—	0.89%	18.76%

Janus Henderson Balanced Portfolio Service Shares
2020	56	$75.96	$4,277	—	2.07%	14.03%
2019	69	66.62	4,604	—	1.62%	22.27%
2018	81	54.48	4,399	—	2.57%	0.43%
2017	6,458	54.25	350,336	—	1.42%	18.13%
2016	5,995	45.92	275,279	—	1.74%	4.32%

Janus Henderson Global Research Portfolio Service Shares
2020	1,773	$27.82	$49,341	—	0.72%	19.76%
2019	356	23.23	8,266	—	1.32%	28.71%
2018	—	18.05	—	—	0.48%	-7.08%
2017	2,731	19.43	53,060	—	0.82%	26.68%
2016	1,173	15.33	17,990	—	0.94%	1.82%

MFS Growth Series Initial Class
2020	42,570	$35.74	$1,521,299	—	0.00%	31.86%
2019	51,256	27.10	1,389,174	—	0.00%	38.15%
2018	53,135	19.62	1,042,413	—	0.09%	2.67%
2017	55,935	19.11	1,068,813	—	0.10%	31.40%
2016	60,762	14.54	883,588	—	0.04%	2.44%

MFS Investors Trust Series Initial Class
2020	12,642	$36.23	$457,975	—	0.61%	13.87%
2019	14,591	31.81	464,178	—	0.69%	31.58%
2018	14,803	24.18	357,915	—	0.64%	-5.49%
2017	14,672	25.58	375,347	—	0.73%	23.35%
2016	14,452	20.74	299,737	—	0.86%	8.59%

MFS New Discovery Series Initial Class
2020	43,051	$56.17	$2,418,092	—	0.00%	45.89%
2019	47,738	38.50	1,837,955	—	0.00%	41.70%
2018	50,883	27.17	1,382,532	—	0.00%	-1.48%
2017	55,215	27.58	1,522,709	—	0.00%	26.65%
2016	57,304	21.77	1,247,727	—	0.00%	9.05%

MFS Research Series Initial Class
2020	6,848	$33.77	$231,240	—	0.74%	16.59%
2019	7,129	28.96	206,473	—	0.83%	32.95%
2018	8,880	21.79	193,445	—	0.70%	-4.37%
2017	9,379	22.78	213,650	—	1.32%	23.37%
2016	9,793	18.47	180,827	—	0.80%	8.74%

MFS Total Return Series Initial Class
2020	94,974	$36.97	$3,511,309	—	2.30%	9.81%
2019	99,177	33.67	3,339,056	—	2.38%	20.38%
2018	101,716	27.97	2,844,687	—	2.14%	-5.61%
2017	118,760	29.63	3,518,805	—	2.35%	12.30%
2016	122,915	26.38	3,243,066	—	2.92%	9.09%

B-69

The Guardian Separate Account N

NOTES TO FINANCIAL STATEMENTS

December 31, 2020 (continued)

	Units Outstanding	Net Assets		Expense Ratio(1)	Investment Income Ratio(2)	Total Return(3)
		Unit Value	In Whole $

MFS Growth Series Service Class
2020	16,150	$49.60	$801,026	—	0.00%	31.54%
2019	18,957	37.71	714,830	—	0.00%	37.78%
2018	15,957	27.37	436,709	—	0.00%	2.41%
2017	18,868	26.72	504,232	—	0.00%	31.08%
2016	18,128	20.39	369,579	—	0.00%	2.18%

MFS VIT II Income Portfolio Series Service Class (formerly MFS VIT II Strategic Income Portfolio Service Class)
2020	996	$19.34	$19,261	—	3.34%	9.11%
2019	208	17.72	3,695	—	0.61%	11.29%
2018	3,363	15.92	53,554	—	8.24%	-2.11%
2017	275	16.27	4,475	—	5.34%	5.88%
2016	1,148	15.36	17,640	—	0.00%	8.00%

MFS Research Series Service Class
2020	11,660	$35.34	$412,024	—	0.53%	16.31%
2019	12,438	30.38	377,878	—	0.66%	32.60%
2018	12,479	22.91	285,907	—	0.49%	-4.62%
2017	16,026	24.02	384,997	—	1.14%	23.07%
2016	17,606	19.52	343,661	—	0.30%	8.49%

MFS Total Return Series Service Class
2020	18,236	$23.25	$423,921	—	2.33%	9.52%
2019	8,811	21.23	187,017	—	2.29%	20.12%
2018	7,144	17.67	126,246	—	2.18%	-5.87%
2017	4,871	18.77	91,447	—	2.25%	12.02%
2016	3,844	16.76	64,426	—	2.86%	8.81%

MFS Investors Trust Series Service Class
2020	574	$23.45	$13,468	—	0.43%	13.60%
2019	499	20.64	10,301	—	0.49%	31.25%
2018	414	15.73	6,509	—	0.44%	-5.71%
2017	285	16.68	4,759	—	0.52%	23.03%
2016	171	13.56	2,324	—	0.00%	8.32%

MFS New Discovery Series Service Class
2020	4,255	$30.02	$127,723	—	0.00%	45.58%
2019	2,797	20.62	57,667	—	0.00%	41.27%
2018	1,742	14.59	25,431	—	0.00%	-1.72%
2017	1,317	14.85	19,558	—	0.00%	26.33%
2016	1,656	11.75	19,468	—	0.00%	8.80%

Invesco Oppenheimer Global Fund
2020	13,129	$36.44	$478,434	—	0.43%	27.34%
2019	15,115	28.62	432,535	—	0.64%	31.45%
2018	25,866	21.77	563,099	—	0.70%	-13.39%
2017	38,319	25.14	963,180	—	0.73%	36.32%
2016	34,476	18.44	635,708	—	0.88%	-0.16%

PIMCO Real Return Portfolio Advisor Class
2020	5,530	$15.93	$88,098	—	1.28%	11.60%
2019	9,680	14.28	138,198	—	1.51%	8.34%
2018	13,679	13.18	180,274	—	2.46%	-2.31%
2017	10,373	13.49	139,926	—	2.36%	3.56%
2016	14,316	13.03	186,464	—	1.97%	5.09%

B-70

The Guardian Separate Account N

NOTES TO FINANCIAL STATEMENTS

December 31, 2020 (continued)

	Units Outstanding	Net Assets		Expense Ratio(1)	Investment Income Ratio(2)	Total Return(3)
		Unit Value	In Whole $

PIMCO Total Return Portfolio Advisor Class
2020	36,264	$16.10	$583,925	—	1.98%	8.55%
2019	23,199	14.83	344,172	—	2.93%	8.26%
2018	35,401	13.70	485,101	—	2.37%	-0.64%
2017	61,913	13.79	853,787	—	1.90%	4.82%
2016	97,449	13.16	1,281,956	—	1.99%	2.58%

ClearBridge Variable Appreciation Portfolio Class II
2020	1,595	$68.20	$108,757	—	1.27%	14.48%
2019	770	59.57	45,877	—	1.47%	29.54%
2018	324	45.99	14,910	—	1.14%	-1.99%
2017	327	46.92	15,361	—	1.04%	19.26%
2016	296	39.34	11,659	—	1.46%	9.47%

ClearBridge Variable Mid Cap Core Portfolio Class II
2020	263	$36.89	$9,686	—	0.05%	15.10%
2019	166	32.05	5,328	—	0.37%	32.65%
2018	172	24.16	4,160	—	0.19%	-12.80%
2017	175	27.71	4,839	—	0.20%	12.55%
2016	117	24.62	2,870	—	0.52%	9.11%

ClearBridge Variable Small Cap Growth Portfolio Class II
2020	5,399	$65.07	$351,344	—	0.00%	42.91%
2019	9,654	45.53	439,569	—	0.00%	26.55%
2018	8,954	35.98	322,167	—	0.00%	3.21%
2017	8,625	34.86	300,667	—	0.00%	23.91%
2016	5,942	28.13	167,156	—	0.00%	5.54%

Columbia Variable Portfolio- Small Cap Value Fund Class 2
2020	1,736	$18.23	$31,632	—	0.34%	8.59%
2019	1,352	16.78	22,685	—	0.27%	20.98%
2018	1,033	13.87	14,332	—	0.18%	-18.17%
2017	727	16.95	12,317	—	0.33%	13.98%
2016	444	14.87	6,606	—	0.40%	32.74%

Putnam VT Multi Cap Core-IB
2020	536	$19.48	$10,444	—	0.84%	17.33%
2019	395	16.60	6,559	—	1.01%	31.63%
2018	379	12.61	4,787	—	1.02%	-7.63%
2017	294	13.66	4,016	—	0.93%	22.86%
2016	191	11.12	2,125	—	0.00%	11.15%

Pioneer Equity Income VCT Portfolio Class II
2020	2,808	$19.25	$54,050	—	2.47%	-0.26%
2019	2,075	19.30	40,057	—	2.57%	25.23%
2018	1,428	15.41	22,012	—	2.30%	-8.77%
2017	997	16.89	16,838	—	1.59%	15.18%
2016	266	14.67	3,907	—	2.03%	19.53%

(1)

These amounts represent the annualized policy expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. These ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to policyowner accounts through the redemption of units and expenses of the underlying fund have been excluded.

(2)

These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the year to date daily average net assets. These

B-71

The Guardian Separate Account N

NOTES TO FINANCIAL STATEMENTS

December 31, 2020 (continued)

ratios exclude those expenses, such as mortality and expense charges, that are assessed against policyowner accounts either through reductions in the unit values or the redemption of units. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccount invests. The investment income ratio is annualized in the initial year in which units of a product were purchased.

(3)

Total returns are not annualized for periods less than a year. These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. Investment divisions with a date notation indicate the effective date of that investment division in the variable account. The total returns are calculated for each period indicated or from the effective date through the end of the reporting period.

(4)	No policies investing in this investment option as of 12/31/20.
(5)

As of April 24, 2019, the AB VPS Real Estate Investment Portfolio Class B was liquidated and no longer available as an investment allocation option under this contract. After the liquidation date, any accumulation value remaining in the AB VPS Real Estate Investment Portfolion Class B was transferred to the Fidelity VIP Government Money ‘Market Portfolio. The expense ratio, investment income ratio and total returns were not applicable as of December 31, 2019 as a result of liquidation.

(6)

As of April 26, 2019, the AB VPS Value Portfolio Class B was liquidated and no longer available as an investment allocation option under this contract. After the liquidation date, any accumulation value remaining in the AB VPS Value Portfolio Class B was transferred to the AB VPS Growth and Income Portfolio Class B. The expense ratio, investment income ratio and total returns were not applicable as of December 31, 2019 as a result of liquidation.

B-72

REPORT OF INDEPENDENT REGISTERED

PUBLIC ACCOUNTING FIRM

To the Board of Directors of

The Guardian Insurance & Annuity Company, Inc.

and the Policyowners of The Guardian Separate Account N

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities of each of the investment options of The Guardian Separate Account N indicated in the table below as of December 31, 2020, and the related statements of operations and of changes in net assets for each of the periods indicated in the table below, including the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the investment options of The Guardian Separate Account N as of December 31, 2020, and the results of each of their operations and the changes in each of their net assets for the periods indicated in the table below, in conformity with accounting principles generally accepted in the United States of America.

Victory RS Large Cap Alpha VIP Series(1)

Victory 500 Index VIP Series(1)

Victory High Yield VIP Series(1)

Victory INCORE Low Duration Bond VIP Series(1)

Victory INCORE Investment Quality Bond VIP Series(1)

Victory RS International VIP Series(1)

Victory Sophus Emerging Markets VIP Series(1)

Victory RS Small Cap Growth Equity VIP Series(1)

Gabelli Capital Asset Fund(1)

Value Line Centurion Fund(1)

Value Line Strategic Asset Management Trust(1)

Invesco V.I. American Franchise Fund Series I(1)

Invesco V.I. Managed Volatility Fund Series I(1)

Invesco V.I. Core Equity Fund Series I(1)

Invesco V.I. Core Equity Fund Series II(1)

Invesco V.I. Government Securities Fund Series II(1)

Invesco V.I. Mid Cap Core Equity Fund Series II(1)

Invesco V.I. Managed Volatility Fund Series II(1)

Invesco V.I. Growth and Income Fund Series II(1)

Invesco V.I. American Franchise Fund Series II(1)

Alger Capital Appreciation Portfolio Class S(1)

AB VPS Growth and Income Portfolio Class B(1)

AB VPS Large Cap Growth Portfolio Class B(1)

AB VPS Global Thematic Growth Portfolio Class B(1)

American Century VP Capital Appreciation Fund Class I(1)

American Century VP Mid Cap Value Fund Class I(1)

American Century VP Mid Cap Value Fund Class II(1)

BlackRock Global Allocation V.I. Fund Class III(1)

Davis Financial Portfolio(1)

Davis Real Estate Portfolio(1)

Davis Value Portfolio(1)

Delaware VIP Limited-Term Diversified Income Series Service Class(1)

Delaware VIP Diversified Income Series Service Class(1)

Delaware VIP Emerging Markets Series Service Class(1)

Wells Fargo VT International Equity Fund Class II(1)

Fidelity VIP Contrafund® Portfolio Service Class 2(1)

Fidelity VIP Equity-Income Portfolio Service Class 2(1)

Fidelity VIP Growth Opportunities Portfolio Service Class 2(1)

Fidelity VIP High Income Portfolio Service Class 2(1)

Fidelity VIP Mid Cap Portfolio Service Class 2(1)

Fidelity VIP Freedom 2020 Portfolio Service Class 2(1)

Fidelity VIP Freedom 2030 Portfolio Service Class 2(1)

Fidelity VIP Government Money Market Portfolio Service Class 2(1)

Fidelity VIP Index 500 Portfolio Initial Class(1)

Templeton Growth VIP Fund Class 2(1)

Templeton Global Bond VIP Fund Class 2(1)

Templeton Foreign VIP Fund Class 2(1)

Franklin Mutual Shares VIP Fund Class 2(1)

Franklin Small Cap Value VIP Fund Class 2(1)

Morningstar Balanced ETF Asset Allocation Portfolio Class II(1)

Morningstar Growth ETF Asset Allocation Portfolio Class II(1)

Morningstar Income and Growth ETF Asset Allocation Portfolio Class II(1)

Ivy VIP Small Cap Growth Class II(1)

Ivy VIP Mid Cap Growth Class II(1)

Janus Henderson Enterprise Portfolio Institutional Shares(1)

Janus Henderson Forty Portfolio Institutional Shares(1)

Janus Henderson Research Portfolio Institutional Shares(1)

Janus Henderson Global Research Portfolio Institutional Shares(1)

Janus Henderson Forty Portfolio Service Shares(1)

Janus Henderson Research Portfolio Service Shares(1)

Janus Henderson Enterprise Portfolio Service Shares(1)

Janus Henderson Mid Cap Value Portfolio Service Shares(1)

Janus Henderson Balanced Portfolio Service Shares(1)

Janus Henderson Global Research Portfolio Service Shares(1)

MFS Growth Series Initial Class(1)

MFS Investors Trust Series Initial Class(1)

MFS New Discovery Series Initial Class(1)

B-73

MFS Research Series Initial Class(1)

MFS Total Return Series Initial Class(1)

MFS Growth Series Service Class(1)

MFS VIT II Income Portfolio Series Service Class(1)

MFS Research Series Service Class(1)

MFS Total Return Series Service Class(1)

MFS Investors Trust Series Service Class(1)

MFS New Discovery Series Service Class(1)

Invesco Oppenheimer Global Fund(1)

PIMCO Real Return Portfolio Advisor Class(1)

PIMCO Total Return Portfolio Advisor Class(1)

ClearBridge Variable Appreciation Portfolio Class II(1)

ClearBridge Variable Mid Cap Portfolio Class II(1)

ClearBridge Variable Small Cap Growth Portfolio Class II(1)

Columbia Variable Portfolio- Small Cap Value Fund Class 2(1)

Putnam VT Multi-Cap Core Fund Class IB(1)

Pioneer Equity Income VCT Portfolio Class II(1)

AB VPS Real Estate Investment Portfolio Class B(2)

AB VPS Value Portfolio Class B(3)

(1)	Statement of operations for the year ended December 31, 2020 and statement of changes in net assets for the years ended December 31, 2020 and 2019
(2)	Statement of changes in net assets for the period January 1, 2019 to April 24, 2019 (date of liquidation)
(3)	Statement of changes in net assets for the period January 1, 2019 to April 26, 2019 (date of liquidation)

Basis for Opinions

These financial statements are the responsibility of The Guardian Insurance & Annuity Company, Inc.’s management. Our responsibility is to express an opinion on the financial statements of each of the investment options of The Guardian Separate Account N based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to each of the investment options of The Guardian Separate Account in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of investments owned as of December 31, 2020 by correspondence with the transfer agents of the investee mutual funds. We believe that our audits provide a reasonable basis for our opinions.

/s/ PricewaterhouseCoopers LLP

New York, New York

April 15, 2021

We have served as the auditor of one or more of the investment options of The Guardian Separate Account N since 2000.

B-74

The Guardian Insurance &

Annuity Company, Inc.

(A Wholly-Owned Subsidiary of The Guardian Life Insurance Company of America)

Statutory Basis Financial Statements, Supplemental

Schedules and Report of Independent Auditors

December 31, 2020 and 2019

The Guardian Insurance & Annuity Company, Inc.

The Guardian Insurance & Annuity Company, Inc.

(A Wholly-Owned Subsidiary of The Guardian Life Insurance Company of America)

Statutory Basis Balance Sheets

(In Millions)

	As of December 31,
	2020	2019
Admitted assets
Bonds	$3,550	$3,419
Mortgage loans	590	581
Policy loans	77	78
Other invested assets	156	115
Cash, cash equivalents and short-term investments	25	191
Receivable for securities	2	—

Total invested assets	4,400	4,384

Due and accrued investment income	35	36
Net deferred tax asset	69	47
Income tax receivable	7	4
Other assets	15	9
Due from parent and affiliates	—	11
Separate accounts assets	9,711	9,581

Total admitted assets	$14,237	$14,072

Liabilities
Reserves for policy benefits, deposit-type contracts and other contract liabilities	$4,037	$4,032
Asset valuation reserve	55	45
Due to parent and affiliates	6	—
Payable for securities	—	7
Other liabilities	29	15
Transfers from separate account due or accrued	(125)	(120)
Separate accounts liabilities	9,708	9,577

Total liabilities	13,710	13,556

Capital and surplus
Common stock	2	2
Additional paid-in capital and contributed surplus	782	682
Unassigned deficit	(257)	(168)

Total capital and surplus	527	516

Total liabilities, capital and surplus	$14,237	$14,072

See notes to statutory basis financial statements.

B-2

The Guardian Insurance & Annuity Company, Inc.

(A Wholly-Owned Subsidiary of The Guardian Life Insurance Company of America)

Statutory Basis Statements of Operations

(In Millions)

	For the Years Ended December 31,
	2020	2019
Revenues
Premiums and annuity considerations
Direct	$232	$365
Ceded	(98)	43

Net premiums and annuity considerations	134	408
Reserve adjustments on reinsurance ceded	26	(17)
Net investment income	162	158
Service fees	262	280
Commissions and expense allowances on reinsurance ceded and other income	(26)	(88)

Total revenues	558	741

Benefits and expenses
Policyholder benefits	977	1,398
Net transfers from separate accounts	(711)	(970)
General insurance expenses	32	70
Commissions and other expenses	75	58

Total benefits and expenses	373	556

Income from operations before federal income taxes and realized capital losses from investments	185	185
Federal income tax expense	(10)	(27)

Income from operations, net of federal income taxes and before net realized capital losses	175	158
Net realized capital losses, net of tax and transfers to IMR	(275)	(207)

Net loss	$(100)	$(49)

See notes to statutory basis financial statements.

B-3

The Guardian Insurance & Annuity Company, Inc.

(A Wholly-Owned Subsidiary of The Guardian Life Insurance Company of America)

Statutory Basis Statements of Changes in Capital and Surplus

(In Millions)

	For the Years Ended December 31,
	2020	2019

Beginning of year balance	$516	$455
Adjustments to surplus
Net loss	(100)	(49)
Change in net unrealized capital gains (loss), net of tax	2	(2)
Change in non-admitted assets	(17)	(2)
Change in net deferred taxes	36	20
Change in asset valuation reserve	(10)	(6)
Additional paid-in capital and contributed surplus	100	100

Net adjustments to surplus	11	61

End of year balance	$527	$516

See notes to statutory basis financial statements.

B-4

The Guardian Insurance & Annuity Company, Inc.

(A Wholly-Owned Subsidiary of The Guardian Life Insurance Company of America)

Statutory Basis Statements of Cash Flows

(In Millions)

	For the Years Ended December 31,
	2020	2019
Cash flows from operating activities
Net premiums and annuity considerations	$110	$354
Investment income received	167	159
Service fees and other income received	235	195
Benefits and loss related payments	(931)	(1,262)
Net transfers from separate accounts	706	1,028
Commissions, expenses and taxes paid	(93)	(128)
Federal income taxes paid	(14)	(16)
Other	25	(16)

Net cash provided by operating activities	205	314

Cash flows from investing activities
Proceeds from investments sold or matured:
Bonds	431	847
Derivatives, brokers and miscellaneous applications	119	131
Mortgage loans	20	28
Other invested assets	3	45

Proceeds from investments sold or matured	573	1,051

Cost of investments acquired:
Bonds	569	1,039
Mortgage loans	29	93
Other invested assets	32	54
Derivatives, brokers and miscellaneous applications	410	357

Cost of investments acquired	1,040	1,543

Net decrease in policy loans, net of repayments	(1)	(2)

Net cash used in investing activities	(466)	(490)

Cash flows from financing and miscellaneous activities
Capital and paid in surplus	100	100
Net deposits on deposit-type contracts and other insurance liabilities	(5)	(13)

Net cash provided by financing and miscellaneous activities	95	87

Net decrease in cash, cash equivalents and short-term investments	(166)	(89)
Cash, cash equivalents and short-term investments, beginning of year	191	280

Cash, cash equivalents and short-term investments, end of year	$25	$191

Non-cash Transactions
MODCO Reinsurance—operating activities	$(14)	$(53)
Exchange or Conversion of bonds	78	152

Total Non-cash Transactions	64	99

See notes to statutory basis financial statements.

B-5

The Guardian Insurance & Annuity Company, Inc.

(A Wholly-Owned Subsidiary of The Guardian Life Insurance Company of America)

Notes to Statutory Basis Financial Statements

NOTE 1—ORGANIZATION

The Guardian Insurance & Annuity Company, Inc. (“GIAC” or the “Company”) is a wholly owned subsidiary of The Guardian Life Insurance Company of America (“The Guardian”). The Company, domiciled in the state of Delaware, is licensed to conduct life and health insurance business in all fifty states and the District of Columbia. The Company’s primary business is the sale of variable deferred annuity contracts, fixed deferred and immediate annuity contracts, variable life and term life insurance policies. For variable products, contracts are sold by insurance agents who are licensed by GIAC and are either registered representatives of Park Avenue Securities LLC (“PAS”) or other broker-dealer firms that have entered into sales agreements with GIAC. The Company’s general agency distribution system is also used for the sale of other Guardian products.

PAS, a wholly owned subsidiary of the Company until December 30, 2019, is a registered broker-dealer under the Securities Exchange Act of 1934 and is a member of the Financial Industry Regulatory Authority (“FINRA”) and Securities Investor Protection Corporation. PAS is also a registered investment adviser under the Investment Advisers Act of 1940 and operates as the distributor and principal underwriter for GIAC’s variable products.

Hanover Square Funding, LLC (“HSF”), a wholly owned subsidiary of the Company until December 30, 2019, facilitates loans to entities established as a Corporation or Limited Liability Company for the purpose of acquiring a General Agency.

Effective December 31, 2019, PAS was transferred to The Guardian and HSF was transferred to Guardian Investor Services LLC (“GIS”), a wholly-owned subsidiary of The Guardian.

Insurance Separate Accounts:

The Company has fourteen insurance separate accounts to support certain variable and group annuity and life insurance products that it sells. The majority of the separate accounts are unit investment trusts registered under the Investment Company Act of 1940. Proceeds from the sale of variable products are invested through these separate accounts in certain mutual funds specified by the contractholders.

The assets and liabilities of the separate accounts are clearly identified and distinct from the other assets and liabilities of the Company. The assets of the separate accounts will not be charged with any liabilities arising out of any other business of the Company. However, the obligations of the separate accounts, including the promise to make annuity and death benefit payments, remain obligations of the Company. Assets of the separate accounts are stated primarily at the fair value of the underlying investments and corresponding contractholders obligations (See Note 9).

NOTE 2—SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Basis of Presentation:

The accompanying statutory basis financial statements have been prepared on the basis of accounting practices prescribed or permitted by the Delaware Department of Insurance (the “Department”), which is a comprehensive basis of accounting other than accounting principles generally accepted in the United States of America (“GAAP”). Insurance companies domiciled in Delaware are required to prepare statutory basis financial statements in accordance with the National Association of Insurance Commissioners’ (“NAIC”) Accounting Practices and Procedures manual (“NAIC SAP”), subject to certain deviations prescribed or permitted by the Department. There are no deviations between the NAIC and the Department as of December 31, 2020 and 2019. The NAIC promulgates the NAIC SAP, which include accounting guidelines referred to as Statements of Statutory Accounting Principles (“SSAPs”).

Financial statements prepared in accordance with GAAP vary from financial statements prepared on a statutory basis (“STAT”) primarily because on a statutory basis: 1) costs related to acquiring business, principally commissions and certain policy issue expenses, are charged to income in the year incurred; 2) life insurance and annuity reserves follow statutory reserving requirements, including the use of statutory mortality and interest requirements, without consideration of withdrawals and company experience; 3) life insurance enterprises are required to establish a

B-6

The Guardian Insurance & Annuity Company, Inc.

(A Wholly-Owned Subsidiary of The Guardian Life Insurance Company of America)

Notes to Statutory Basis Financial Statements

NOTE 2—SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

formula-based asset valuation reserve (“AVR”) by a direct charge to surplus to offset potential investment losses; 4) realized gains and losses resulting from changes in interest rates on fixed income investments are deferred in the interest maintenance reserve (“IMR”) and amortized into investment income over the remaining life of the investment sold; 5) bonds are carried principally at amortized cost; 6) certain reinsurance transactions are accounted for as reinsurance for statutory purposes and as either financing transactions or a derivative under GAAP, and assets and liabilities are reported net of reinsurance for statutory purposes and gross of reinsurance for GAAP; 7) certain “non-admitted assets” (uncollected premiums and advances to agent balances) must be excluded under statutory reporting through a charge to surplus; 8) investments in subsidiaries of the Company’s wholly owned subsidiaries and majority-owned subsidiaries are accounted for using the equity method, where earnings of such subsidiaries are recognized in surplus, that is, only when dividends are distributed is income recognized; 9) annuity and certain insurance premiums are recognized as premium income; 10) if in the aggregate, the Company has a net negative cash balance, it is reported as a negative asset for statutory purposes and recorded as a liability under GAAP and 11) changes in deferred tax assets and liabilities, except those allocated to changes in unrealized gains and losses, are recognized as a separate component of surplus; deferred tax assets not meeting certain criteria are non-admitted. The effect on the financial statements of the Company from the differences between GAAP and STAT are material to the Company and are disclosed in Note 13.

Use of Estimates:

The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. As a provider of life insurance and annuity products, GIAC’s operating results in any given period depend on estimates of policy reserves required to provide for future policyholder benefits.

The development of policy reserves for insurance and investment contracts requires management to make estimates and assumptions regarding mortality, lapse, expense and investment experience. Such estimates are primarily based on historical experience and, in many cases, state insurance laws that require specific mortality, morbidity, and investment assumptions to be used by the Company and may preclude the use of lapse and expense assumptions. Actual future results could differ from these estimates. Management monitors actual experience, and where circumstances warrant, revises its assumptions and the related reserve estimates.

The Company regularly invests in mortgage-backed securities and other securities subject to prepayment and/or call risk. Significant changes in prevailing interest rates and/or geographic conditions may adversely affect the timing and amount of cash flows on such securities, as well as their related values. In addition, the amortization of market premium and accretion of market discount for mortgage-backed securities is based on historical experience and estimates of future payment experience underlying mortgage loans. Actual prepayment timing could differ from original estimates resulting in adjustments to asset values and amortization or accretion recorded in future periods.

Admitted Assets:

Assets are stated at “admitted asset” values, which are values required by or permitted to be reported to the Department in accordance with its rules and regulations. Certain assets designated as “non-admitted assets” (approximately $36 million and $19 million at December 31, 2020 and 2019, respectively), consisting principally of deferred tax assets, IMR, uncollected premiums and advances to agents are charged directly to unassigned surplus.

Investments:

See Note 3 and Note 4 regarding the accounting policy, reported statement value and estimated fair value of the Company’s investment in bonds, mortgage loans and derivatives.

Policy Loans:

Policy loans are stated at unpaid principal balance, have no defined maturity date and reduce the amount payable at death or at surrender of the contract.

B-7

The Guardian Insurance & Annuity Company, Inc.

(A Wholly-Owned Subsidiary of The Guardian Life Insurance Company of America)

Notes to Statutory Basis Financial Statements

NOTE 2—SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

Other Invested Assets

Other invested assets consist primarily of joint ventures, limited liability companies (LLCs) and other forms of partnerships. These investments are valued at the Company’s share of equity in the partnerships’ LLC or joint ventures’ net assets. All distributions are recorded as income or return of capital based on information received from the partnerships. The change in equity is recorded as unrealized gains (losses) on the Company’s books and is recorded directly to surplus. Other invested assets also include investments in surplus notes which are carried at amortized cost. As mentioned in Note 1, effective December 31, 2019, PAS and HSF were no longer wholly-owned subsidiaries of the Company.

Cash, Cash Equivalents and Short-Term Investments:

Cash includes cash on deposit with banks. Cash equivalents are stated at amortized cost and consist of investments having maturities of three months or less at time of purchase. Certain short-term investments are stated at amortized cost and consist primarily of investments having maturities greater than three months from date of purchase, but less than one year to maturity. Fair values for such investments approximate carrying value because of the relatively short period of time between their origination and expected maturity and collectability.

The Company had no restricted cash and no restricted cash equivalents as of December 31, 2020 and 2019.

Other Assets:

Other assets consist primarily of receivables for service fees and mutual fund receivable.

Assessments:

Under state insurance guaranty fund laws, insurers doing business in a state can be assessed, up to prescribed limits, for certain obligations of insolvent insurance companies to policyholders and claimants. Amounts assessed to each company are typically related to its proportion of business written in each state. The Company’s policy is to accrue assessments when the entity for which the insolvency relates has met its state of domicile’s statutory definition of insolvency, the amount of the loss is reasonably estimable and the related premium upon which the assessment is based is written. In most states, the definition is met with a declaration of financial insolvency by a court of competent jurisdiction. In certain states there must also be a final order of liquidation. As of December 31, 2020 and 2019, respectively, the Company had no liability for its estimated assessments. Some states permit members insurers to recover assessments through full or partial premium tax offsets. There were no related premium tax offsets as of December 31, 2020 and 2019, respectively.

Contract and Policy Reserves:

The estimated fair value of contractholder account balances for investment type contracts has been determined to be equivalent to carrying value as the current offering and renewal rates are set in response to current market conditions.

B-8

The Guardian Insurance & Annuity Company, Inc.

(A Wholly-Owned Subsidiary of The Guardian Life Insurance Company of America)

Notes to Statutory Basis Financial Statements

NOTE 2—SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

The following table highlights the credited rates applicable to the Company’s liabilities:

Product	Credited Fixed Interest Rates
Individual Annuities, Fixed Rate Option	1.00% to 3.50%
Single Premium Deferred Annuity	1.00% to 3.00%
Dollar Cost Averaging	1.00% to 3.00%
Variable Life	1.50% to 4.10%
Group Universal Life	4.00%
Immediate Annuitizations Without Life Contingency, Fixed	1.50% to 5.00%

Product	Valuation Rates
Single Premium Immediate Annuities and Immediate Annuitizations With Life Contingency, Fixed	1.50% to 6.00%
Deferred Income Annuity, Fixed	1.50% to 4.50%

Guaranteed Minimum Benefits:

The Company issues variable annuity contracts with guaranteed death benefits that guarantee either:

a)	Return of deposits: the benefit is the greater of current account value or premiums paid (adjusted for withdrawals).
b)	Ratchet including the optional Step-Up Death Benefit: the benefit is the greatest of the current account value, premiums paid (adjusted for withdrawals), or the highest account value on any contractually specified anniversary up to contractually specified ages (adjusted for withdrawals).
c)	Combination Rollup/Ratchet: the benefit is the greatest of the current account value, premiums paid increased with 3.00% simple interest each year (adjusted for withdrawals), or the highest account value on any contractually specified anniversary up to contractually specified ages (adjusted for withdrawals).

The Company issued the following guaranteed living benefits until February 2017:

GMWB

The GMWB contracts guarantee an annual withdrawal benefit up to a Guaranteed Withdrawal Amount (“GWA”) until the Guaranteed Withdrawal Benefit (“GWB”) is depleted, even if the Accumulation Value is reduced to zero through a combination of market declines and withdrawals. The GWB is either an account value based-ratchet (quarterly or annual) or a combination of an account value based-ratchet (quarterly or annual) and a roll-up at a specified interest rate.

Certain designs allow the withdrawals to continue for the lifetime of the policyholder even after the GWB is depleted.

GMIB

The Guaranteed Minimum Income Benefit (“GMIB”) contracts provide a guarantee base that increases by the greater of an annual effective growth rate of 5.00% or the contract anniversary account value. The 5.00% growth rate has a cap of 2.5 times the net premium payments received less adjusted partial withdrawals. This base can only be accessed in duration ten or later in the form of a payout annuity.

Valuation Manual, Section 21 (VM-21) of the NAIC Valuation Manual specifies the requirements for principle-based reserves (PBR) for variable annuity contracts. Effective January 1, 2020, VM-21 contains revisions to the previous framework, Actuarial Guideline XLIII. VM-21 provides guidance on how to calculate reserves for Variable Annuities with both Living and Death Benefit Guarantees. The minimum reserves for all contracts is equal to the Stochastic Reserve plus an Additional Standard Projection Amount. The Stochastic Reserve is calculated using a principle based

B-9

The Guardian Insurance & Annuity Company, Inc.

(A Wholly-Owned Subsidiary of The Guardian Life Insurance Company of America)

Notes to Statutory Basis Financial Statements

NOTE 2—SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

approach and company prudent estimate assumptions (except for prescribed asset defaults and spreads). It is calculated as the average of the greatest present value of accumulated deficiencies in the worst 30% of scenarios. The interest and equity scenarios are based on an NAIC prescribed scenario generator. The Stochastic Reserve is determined in aggregate for all contracts. The Additional Standard Projection Amount is meant as a guardrail to capture outliers via prescribed assumptions. This method re-estimates reserves in the stochastic framework using prescribed assumptions.

Key assumptions used in valuing the liability include full withdrawals, partial withdrawals, mortality, investment management fees and revenue sharing, expenses, fund allocations, and other policyholder behavior. Key assumptions needed in valuing the assets include reinvestment asset mix, reinvestment credit spreads, default rates, interest rates. At December 31, 2020, the Stochastic Reserve was the final reserve and there was no Additional Standard Projection Amount required.

The Company elected the 36-month phase in period for the change in reserves that occurred on January 1, 2020, from adoption of VM-21. During 2020, the Company recognized a decrease in reserve of $14 million which was included in “Reserves for policy benefits, deposit-type contracts and other contract liabilities” in the Statutory Basis Balance Sheets. The remaining decrease in reserve of $28 million will be recognized over the remaining 24 months in 2021 and 2022.

Reserves for Life Contracts and Deposit-Type Contracts:

The Company waives deductions for deferred fractional premiums upon death of insured and returns a portion of the final premium beyond the date of death. Surrender values are not promised in excess of the legally computed reserves.

The Company currently issues variable life policies on lives classified as substandard. For scheduled policies issued with a flat extra premium, one half of such extra premium is held in addition to the standard mean reserve for the plan. Scheduled policies and riders issued on a substandard basis in percentage mortality classes are valued with factors based on the appropriate corresponding percentage mortality tables and stipulated interest rates and method.

As of December 31, 2020 and 2019, the Company had $426 million and $389 million, respectively, of insurance in force for which the gross premiums are less than the net premiums, according to the standard valuation set by the State of Delaware. The reserves to cover the above insurance equal $25 million and $26 million as of December 31, 2020 and 2019, respectively, which are included in “Reserves for policy benefits, deposit-type contracts and other contract liabilities,” in the Statutory Basis Balance Sheets. The Company does not utilize anticipated investment income as a factor in the calculation of these reserves. Instead, it utilizes a statutory premium deficiency reserve formula and interest rate assumption prescribed by Delaware insurance regulations.

The Tabular Interest, Tabular less Actual Reserve Released and Tabular Cost have been determined from the basic data for the calculation of policy reserves.

For the determination of Tabular Interest on funds not involving life for each valuation rate of interest, the Tabular Interest is calculated as one hundredth of the product of such valuation rate of interest times the mean of the amount of funds subject to such valuation rate of interest held at the beginning and end of the year of valuation.

Both the annual premium variable life product and the variable whole life with modified scheduled premiums product were available in substandard classes. These products are not currently available for sale.

For both products, the Company charges an additional gross premium that is payable for the later of 20 years or to age 65. These additional premiums do not affect policy values.

For the annual premium variable life product, the Company holds two additional reserves:

1.	A reserve for the basic coverage. This reserve considers the extra mortality and the premium payment period of the additional premium.
2.	A reserve for the variable insurance account, which is essentially a paid-up life reserve.

B-10

The Guardian Insurance & Annuity Company, Inc.

(A Wholly-Owned Subsidiary of The Guardian Life Insurance Company of America)

Notes to Statutory Basis Financial Statements

NOTE 2—SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

For the variable whole life with modified scheduled premium product, the Company holds the reserve for the basic coverage. Actuarial Guideline XXXVII provides guidance on how to determine statutory reserve liabilities for GMDBs offered with variable life insurance products. This guideline codifies the basic interpretation of reserve liabilities for variable life GMDBs by clarifying the projection assumptions and methodologies that comply with the Standard Valuation Law. The guideline requires the reserve to be calculated using two approaches—a One-Year Term reserve recognizing a one third drop in separate account assets and the Attained Age Level Reserve (AALR). In calculating the reserves, the projection of policy values use valuation mortality for cost of insurance and the account values (general and separate) are projected at the valuation interest rate. The AALR method develops funding for the excess benefits (GMDB over benefits where there is no guarantee) by accumulating “payments” made each year that would fund the future shortfalls. Calculations for the “payments” are done on an attained age basis each year and take into account changes to the future requirements at the time of valuation and the accumulated balance (net of interest credited and mortality charges).

For the universal life with secondary guarantee products, the Company holds a UL CRVM reserve for the basic coverage and a liability for the secondary guarantees in accordance with Actuarial Guideline XXXVIII. The valuation mortality used is the Company experience as allowed in the Model and the interest is the maximum valuation interest rate.

For the term life product, the Company holds a reserve for the basic coverage in accordance with VM-20 of the NAIC valuation manual. VM-20 requires the reserve to be the greater of Net Premium Reserve (NPR), Deterministic Reserve (DR) and the Stochastic Reserve (SR).

Deposit-type contracts also include payout annuity without life contingencies with reserves of $135 million and $140 million as of December 31, 2020 and 2019, respectively. These payout annuities include term certain annuitizations of deferred annuities, stand-alone single premium immediate and deferred income annuities with no life contingent payments.

Investment Reserves:

In compliance with statutory requirements, the Company maintains the AVR and the IMR. The AVR is intended to stabilize policyholders’ surplus against market fluctuations in the value of equities and credit- related declines in the value of bonds and mortgage loans. Changes in the AVR are recorded directly to surplus. The IMR defers net after-tax realized capital gains (losses) which result from changes in the overall level of interest rates for fixed income investments and amortizes these net capital gains (losses) into income over the remaining stated life of the investments sold. The Company uses the group method of calculating the IMR. Any negative IMR amounts are treated as a non- admitted asset.

Other Liabilities:

Other liabilities consist primarily of remittances, contingent tax liabilities, reinsurance payables, commissions payable, deferred and uncollected premiums ceded and accrued expenses.

Transfers from separate account due or accrued:

Transfers from separate account due or accrued are primarily separate account expense allowances (“VACARVM”- Variable Annuity Commissioners’ Annuity Reserve Method) of $69 million and $62 million and fees receivables of $56 million and $58 million as of December 31, 2020 and 2019, respectively.

Premiums and Other Revenues:

Premiums and annuity considerations are recognized for funds received primarily on variable deferred annuity contracts, fixed deferred and immediate annuity contracts, and variable life insurance products. Corresponding transfers to or from separate accounts are a component of “Net transfers from separate accounts” in the Statutory Basis Statements of Operations.

B-11

The Guardian Insurance & Annuity Company, Inc.

(A Wholly-Owned Subsidiary of The Guardian Life Insurance Company of America)

Notes to Statutory Basis Financial Statements

NOTE 2—SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

Revenues also include service fees that are comprised of annual contract fees, charges for mortality and expenses based on separate account assets under management and administrative service fees received from the mutual funds that are investment options in the product separate accounts.

Federal Income Taxes:

The provision for federal income taxes is based on income from operations currently taxable. Realized gains and losses are reported net of the applicable federal income taxes. Deferred federal income tax assets are admitted to the extent they can be realized within three years subject to a 15% limitation of capital and surplus with increases or decreases reflected as adjustments to surplus (See Note 6).

The Company is required to establish a tax loss contingency if it is more likely than not that a tax position will not be sustained. The amount of the contingency reserve is management’s best estimate of the amount of the original tax benefit that could be reversed upon audit, unless the best estimate is greater than 50% of the original tax benefit, in which case the reserve is equal to the entire tax benefit.

Reinsurance:

The Company enters into reinsurance agreements in the normal course of its insurance business to reduce overall risk. The Company remains liable for reinsurance ceded if the reinsurer fails to meet its obligation on the business it has assumed. The Company evaluates the financial condition of its reinsurers to minimize its exposure to significant losses from reinsurer insolvencies (See Note 7).

Net Investment Income and Capital Losses:

Net investment income includes interest and dividends received or accrued on investments. It also includes amortization of any purchase premium or accretion of any discount using the interest method, adjusted retrospectively or prospectively for any change in estimated yield to maturity. Investment income due and accrued that is deemed uncollectible is charged against net investment income in the period such determination is made. Net investment income is reduced by investment management expenses.

Realized investment gains and losses are reported in income based upon specific identification of securities sold. Realized losses include valuation adjustments for other-than-temporary declines in investments. Unrealized investment gains and losses on financial instruments carried at fair value represent changes in the reported fair value and are recorded directly to surplus.

NOTE 3—INVESTMENTS

Bonds:

Investments are valued in accordance with methods prescribed by the Securities Valuation Office of the NAIC (“SVO”). The Company obtains the fair value of financial instruments held in its portfolio that are either carried at fair value on the face of the financial statements or disclosed in the notes to the financial statements at fair value, from a number of sources. These sources include published market quotes for active market exchange traded instruments, third party pricing vendors, investment banks that are lead market makers in certain markets, broker quotes and the use of internal valuation models that use market observable inputs when available and Company-derived inputs when external inputs are not available or deemed to be inaccurate. Unrealized gains and losses on investments carried at fair value are recorded directly in unassigned surplus. The investment portfolio is reviewed for investments that may have experienced a decline in value considered to be other-than-temporary. The Company considers several factors in determining if an other-than-temporary decline exists: duration and extent to which the fair value of the security has been less than cost; financial condition of the issuer; the near-term prospects for recovery of the fair value of a security; discounted estimated future cash flows; and the intent and ability of the Company to hold the security to allow for an anticipated recovery in value. Impairments that are considered other-than-temporary are included in net realized capital gains (losses).

B-12

The Guardian Insurance & Annuity Company, Inc.

(A Wholly-Owned Subsidiary of The Guardian Life Insurance Company of America)

Notes to Statutory Basis Financial Statements

NOTE 3—INVESTMENTS (CONTINUED)

There were no securities with a 5GI NAIC designation as of December 31, 2020 and 2019.

Valuation methods for the various types of investments held are as follows:

Bonds are stated principally at amortized cost with bond premiums and discounts amortized using the scientific interest method. Those bonds that are rated 6 by the NAIC are reported at the lower of amortized cost or fair value. Mortgage-backed bonds are carried at amortized cost using the interest method considering anticipated prepayments at the date of purchase. Significant changes in future anticipated cash flows from the original purchase assumptions are accounted for using the retrospective and prospective adjustment method utilizing the Public Securities Association standard prepayment rates. There were nineteen securities that were sold, redeemed or disposed of with an aggregate amount of $3 million in investment income from prepayment penalties and acceleration fees as of December 31, 2020. There were fifteen securities that were sold, redeemed or disposed of with an aggregate amount of $1 million in investment income from prepayment penalties and acceleration fees as of December 31, 2019.

Prepayment assumptions for single class and multi-class mortgage-backed/asset-backed securities were obtained from issuers or broker- dealers through information services or internal estimates and are consistent with current interest rates and the economic environment. There were no securities that were sold, redeemed or disposed of with investment income from prepayment penalties and acceleration fees as of December 31, 2020 and December 31, 2019.

The Company changes from the retrospective method to the prospective method when an other than temporary impairment has been recorded on a structured loan-backed security.

The amortized cost basis and estimated fair value of bonds at December 31, 2020 and 2019 were as follows:

	Amortized Cost/Cost	Gross Unrealized		Estimated Fair Value
December 31, 2020		Gains	(Losses)
		(In millions)
U.S. Government	$258	$1	$—	$259
States, Territories and Possessions	1	—	—	1
U.S. Special Revenue	4	2	—	6
Industrial and Miscellaneous	3,285	544	(3)	3,826
Hybrid	2	1	—	3

Total Bonds	$3,550	$548	$(3)	$4,095

	Amortized Cost/Cost	Gross Unrealized		Estimated Fair Value
December 31, 2019		Gains	(Losses)
		(In millions)
U.S. Government	$238	$2	$—	$240
States, Territories and Possessions	1	—	—	1
U.S. Special Revenue	5	1	—	6
Industrial and Miscellaneous	3,173	271	(7)	3,437
Hybrid	2	—	—	2

Total Bonds	$3,419	$274	$(7)	$3,686

The Company invests in high quality securities that are diversified by asset class, issuer and industry. At December 31, 2020, approximately 7.27% of the portfolio was invested in securities issued or backed by the United States Government or its agencies. No other single issuer accounts for more than 0.94% of the portfolio at December 31, 2020.

B-13

The Guardian Insurance & Annuity Company, Inc.

(A Wholly-Owned Subsidiary of The Guardian Life Insurance Company of America)

Notes to Statutory Basis Financial Statements

NOTE 3—INVESTMENTS (CONTINUED)

The amortized cost and estimated fair value of bonds at December 31, by contractual maturity is shown below. Expected maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations.

	2020
	Amortized Cost	Fair Value
	(In millions)
Due in one year or less	$186	$188
Due after one year through five years	811	854
Due after five years through ten years	594	653
Due after ten years	1,728	2,150
Sinking fund bonds, mortgage-backed securities and asset-backed securities	231	250

Total	$3,550	$4,095

The net change in unrealized capital gains (losses) included in surplus for the years ended December 31, 2020 and 2019 are summarized as follows:

	2020	2019
	(In millions)
Changes in net unrealized capital gains (losses) attributable to:
Derivatives	$(9)	$(91)
Investments in subsidiaries	—	65
Private equity	11	5
Tax effect on unrealized capital (losses) gains	—	19

Total change in net unrealized capital gains (losses), net of tax	$2	$(2)

Proceeds from sales of bonds amounted to $317 million and $504 million for the years ended December 31, 2020 and 2019, respectively. Gross gains of $18 million and $7 million and gross losses of $21 million and $3 million were realized on sales of bonds for the years ended December 31, 2020 and 2019, respectively. These amounts are pre-tax and pre-IMR. Bond maturities and all other cash dispositions includes sales amounted to $431 million and $847 million for the years ended December 31, 2020 and 2019, respectively.

During 2020, the Company had one private placement bond modification that was recorded as troubled debt restructuring. The Company recorded a $0.8 million realized loss. The carrying value of the bond was $2 million on December 31, 2020. There were no bond modifications treated as a troubled debt restructuring during 2019.

Unrealized losses:

The Company’s investments’ gross unrealized losses and fair value, aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position, at December 31, were as follows:

December 31, 2020	Less Than 12 Months		More Than 12 Months		Total
	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses
	(In millions)
U.S. Government	$87	$—	$—	$—	$87	$—
Industrial and Miscellaneous	77	(2)	7	(1)	84	(3)

Total Bonds	164	(2)	7	(1)	171	(3)

Total Temporarily Impaired Securities	$164	$(2)	$7	$(1)	$171	$(3)

B-14

The Guardian Insurance & Annuity Company, Inc.

(A Wholly-Owned Subsidiary of The Guardian Life Insurance Company of America)

Notes to Statutory Basis Financial Statements

NOTE 3—INVESTMENTS (CONTINUED)

December 31, 2019	Less Than 12 Months		More Than 12 Months		Total
	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses
	(In millions)
U.S. Government	$32	$—	$—	$—	$32	$—
Industrial and Miscellaneous	370	(5)	41	(2)	411	(7)

Total Bonds	402	(5)	41	(2)	443	(7)

Total Temporarily Impaired Securities	$402	$(5)	$41	$(2)	$443	$(7)

The Company’s investment portfolio includes individual securities that are in an unrealized loss position and have not been recognized as other-than-temporary impairments. There were five securities in an unrealized loss position for greater than 12 months with a book value of $8 million and a fair value of $7 million as of December 31, 2020. There were thirty-nine securities in an unrealized loss position for greater than 12 months with a book value of $43 million and a fair value of $41 million as of December 31, 2019.

In reaching the conclusion that these impairments are not other-than-temporary, management considered many factors including duration and severity of impairment, discounted cash flows, investment sector stability, and credit-worthiness, financial condition of issuer and intent and ability to hold to allow for recovery in value.

Mortgage Loans

Mortgage loans are valued at amortized cost. Valuation reserves are established for potential declines in the value of mortgage loans. As of December 31, 2020 and December 31, 2019, there were no valuation reserves established for any of the Company’s mortgage loans. There were no other-than-temporary impairments on mortgage loans at December 31, 2020 or 2019.

The Company’s $590 million and $581 million investments in mortgage loans on real estate on December 31, 2020 and December 31, 2019, respectively, consists of loans collateralized by commercial real estate properties. Of these amounts, $584 million and $574 million were mortgage loans in which the Company was a participant at December 31, 2020 and December 31, 2019, respectively. The Company was not a co-lender in any mortgage loans at December 31, 2020 or December 31, 2019.

The largest concentrations of commercial real estate mortgage loans were for properties located in California and Texas ($143 million or 24.2% and $89 million or 15.1%) at December 31, 2020. The largest concentrations of commercial real estate mortgage loans were for properties located in California and Texas ($138 million or 23.8% and $91 million or 15.6%) at December 31, 2019. The Company estimated the fair value of mortgage loans on real estate to be $625 million and $607 million at December 31, 2020 and December 31, 2019, respectively and are classified as Level 3 as discussed in Note 4. Fair value was determined based upon the present value of the scheduled future cash flows of each loan based on the average term to maturity discounted at the appropriate U.S. Treasury rate, adjusted for the current market spread for a similar quality mortgage. Mortgage quality is determined by the loan’s loan to value ratio, debt service coverage ratio, location and property type. The minimum and maximum ranges of lending rates on new mortgage loans were between 3.27% and 3.95% originated during 2020. The maximum percentage of any single mortgage loan to the value of the security originated in 2020 was 60%.

Management monitors its mortgage loan portfolio on an ongoing basis for events or circumstances that could indicate that it will not receive all of its contractually due principal and interest payments in accordance with the loan agreements. In May and November of each year, the entire portfolio is screened based on debt service coverage, loan to value ratio, delinquency over 90 days and if there are indications that balloon payments due at maturity will not be made to determine if any other than temporary impairments might need to be recorded.

B-15

The Guardian Insurance & Annuity Company, Inc.

(A Wholly-Owned Subsidiary of The Guardian Life Insurance Company of America)

Notes to Statutory Basis Financial Statements

NOTE 3—INVESTMENTS (CONTINUED)

Interest received on impaired loans that were previously modified in a troubled debt restructuring is either applied against the principal or reported as revenue according to management’s judgment as to the collectability of principal. There were no mortgage loans with principal or interest payments that were past due for more than 30 days past on December 31, 2020 and 2019, respectively.

There were no restructured mortgage loans as of December 31, 2020 or December 31, 2019.

There were no taxes, assessments, or any amounts advanced not included in the mortgage loan total as of both December 31, 2020 and 2019.

The following table set forth the credit quality indicators as of December 31, 2020 and December 31, 2019, based upon the recorded investment gross of allowance for credit losses.

Mortgage Loans: (In millions)	Debt Service Coverage Ratio—December 31, 2020
	Greater than 2.0X	1.8X to 2.0X	1.5X to <1.8X	1.2X to <1.5X	1.0X to <1.2X	Less than 1.0X	Grand Total
Loan-to-Value Ratio
0% - 49.99%	$150	$12	$4	$5	$—	$—	$171
50% - 59.99%	183	18	40	10	—	—	251
60% - 69.99%	100	15	25	28	—	—	168
70% - 79.99%	—	—	—	—	—	—	—
80% - 89.99%	—	—	—	—	—	—	—
90% - 100%	—	—	—	—	—	—	—
Greater than 100%	—	—	—	—	—	—	—

Total	$433	$45	$69	$43	$—	$—	$590

Mortgage Loans: (In millions)	Debt Service Coverage Ratio—December 31, 2019
	Greater than 2.0X	1.8X to 2.0X	1.5X to <1.8X	1.2X to <1.5X	1.0X to <1.2X	Less than 1.0X	Grand Total
Loan-to-Value Ratio
0% - 49.99%	$155	$12	$13	$—	$—	$—	$180
50% - 59.99%	144	14	41	6	—	—	205
60% - 69.99%	133	23	21	19	—	—	196
70% - 79.99%	—	—	—	—	—	—	—
80% - 89.99%	—	—	—	—	—	—	—
90% - 100%	—	—	—	—	—	—	—
Greater than 100%	—	—	—	—	—	—	—

Total	$432	$49	$75	$25	$—	$—	$581

B-16

The Guardian Insurance & Annuity Company, Inc.

(A Wholly-Owned Subsidiary of The Guardian Life Insurance Company of America)

Notes to Statutory Basis Financial Statements

NOTE 3—INVESTMENTS (CONTINUED)

Net Investment Income:

Net investment income, including accrual of discount and amortization of premiums, arose from the following sources for the years ended December 31:

	2020	2019
	(In millions)
Bonds	$133	$128
Mortgage loans	23	21
Policy loans	5	5
Other	8	10

Total gross investment income	169	164
Less: investment expenses	(7)	(6)

Net investment income	$162	$158

Net Realized Capital Losses from Investments:

Net realized losses from investments were derived from the following sources for the years ended December 31:

	2020	2019
	(In millions)
Bonds	$(3)	$4
Derivatives and other	(273)	(135)
Losses on affiliated subsidiaries	—	(73)

Total net realized capital losses	(276)	(204)
Transfer from (to) IMR	1	(3)

Net realized capital losses, net of tax and transfers to IMR	$(275)	$(207)

The Company realized a loss of $73 million during 2019 as a result of the transfer of PAS and HSF, this loss did not impact surplus.

The net realized capital loss amount above includes other-than-temporary impairment loss of $1 million and $0 million for the years ended December 31, 2020 and December 31, 2019, respectively. The $1 million relates to one private placement security in the bond portfolio.

Derivative Financial Instruments:

The Company enters into derivative transactions in order to mitigate (“hedge”) certain risks pertaining to its assets, liabilities and surplus from fluctuations in interest rates, foreign currency exchange rates and market volatility. Derivatives are either exchange traded or contracted over-the-counter. The majority of the Company’s over-the-counter derivatives are bilateral contracts between the Company and a single counterparty. The Company’s remaining over-the-counter derivatives are cleared and settled through central clearing counterparties.

Derivatives that are designated as hedges for accounting purposes and meet the qualifications for hedge accounting are reported on a basis consistent with the asset or liability being hedged (i.e. at amortized cost). Derivatives that are used to mitigate risk but are not designated as hedges for accounting purposes or do not meet the qualifications for hedge accounting treatment are reported at fair value.

To qualify for hedge accounting the hedge relationship must be designated and formally documented at inception. This documentation details the risk management objective and strategy for the hedge, the derivative used in the hedge, the asset or liability being hedged, and the methodology for assessing hedge effectiveness. The hedge must also be “highly

B-17

The Guardian Insurance & Annuity Company, Inc.

(A Wholly-Owned Subsidiary of The Guardian Life Insurance Company of America)

Notes to Statutory Basis Financial Statements

NOTE 3—INVESTMENTS (CONTINUED)

effective” with an assessment of its effectiveness performed both at inception and on an ongoing basis over the life of the hedge.

Derivative transactions expose the Company to the risk that the counterparty may not be able to fulfill its obligations under the terms set forth in the contract. The Company manages this counterparty risk by entering into transactions with counterparties that maintain a minimum credit rating, by performing ongoing review of a counterparties’ credit standing, by adhering to established limits for credit exposure to any single counterparty and is requiring collateral posting subject to thresholds and minimum transfer amounts in accordance with counterparty agreements to support credit risk associated with counterparty exposures which further reduces the Company’s exposure to default by the counterparty. The Company’s off-balance sheet risk for the derivative instruments as of December 31, 2020 and 2019 were $119 million and $61 million, respectively. The Company is required to establish a margin account for all of its futures contracts. Any contract gains or losses due to the change in the value of futures are settled in cash on a daily basis. The Company does not offset the statement values for derivatives executed with the same counterparty, even if a master netting arrangement is in place. The Company also does not offset the right to claim collateral against the obligation to return such collateral.

The Company has no embedded credit derivatives that expose it to the possibility of being required to make future payments. The Company also does not have any derivatives contracts with financing premiums.

Hedging—Not Designated As Hedging Instruments:

The Company enters into other derivative transactions that mitigate economic risks but are not designated as a hedge for accounting purposes or do not qualify for hedge accounting treatment. These derivative instruments are reported at fair value in the balance sheet as either other invested assets or other liabilities. Changes in the fair value of these instruments are reported as a change in unrealized capital gains or losses until the maturity or termination of the contract, at which time a realized capital gain or loss is recorded.

Treasury futures are used to mitigate interest rate risk pertaining to guaranteed minimum benefit liabilities. Treasury futures obligate the Company to take or receive delivery of certain Treasury Bonds at a specified price at a future date.

Equity index futures are used to minimize the volatility associated with guaranteed minimum benefit liabilities. Equity index futures obligate the Company to pay or receive from a counterparty a cash amount based on a specified equity market index at a predefine price as of a future date applied to the notional amount of the contracts.

All of the futures contracts that the Company has entered into are exchange traded. Margin payments are required for futures contract and contract gains or losses are settled daily in cash, therefore the futures contracts are carried at zero value on the Company’s balance sheets. The contract amount of futures contracts represents the extent of the Company’s involvement, but not future cash requirements, as open positions are typically closed out prior to the delivery date of the contract.

The effects of the Company’s use of derivative instruments on the Balance Sheets and Statements of Operations:

December 31, 2020
	Notional Amount	Statement Value Assets	Liabilities	Change in Unrealized Capital Gains (Losses)	Net Realized Capital Gains (Losses)	Net Investment Income
	(in millions)
Derivatives not designated as hedging instruments:
Treasury futures	527	—	—	6	113	—
Equity index futures	1,412	—	—	(15)	(386)	—

Total Derivatives	$1,939	$—	$—	$(9)	$(273)	$—

B-18

The Guardian Insurance & Annuity Company, Inc.

(A Wholly-Owned Subsidiary of The Guardian Life Insurance Company of America)

Notes to Statutory Basis Financial Statements

NOTE 3—INVESTMENTS (CONTINUED)

December 31, 2019
	Notional Amount	Statement Value Assets	Liabilities	Change in Unrealized Capital Gains (Losses)	Net Realized Capital Gains (Losses)	Net Investment Income
	(in millions)
Derivatives not designated as hedging instruments:
Treasury futures	491	—	—	(52)	125	—
Equity index futures	611	—	—	(39)	(260)	—

Total Derivatives	$1,102	$—	$—	$(91)	$(135)	$—

Restricted Assets and Special Deposits:

The Company had admitted restricted assets of $128 million and $66 million at December 31, 2020 and 2019, respectively. Of these amounts, there were deposits with states as required by certain insurance laws of $4 million and $4 million in 2020 and 2019, respectively, and pledged as collateral for futures trading of $124 million and $62 million in 2020 and 2019, respectively. These amounts are included in “Bonds” in the Statutory Basis Balance Sheets. Total admitted restricted assets were 0.90% and 0.47% of the Company’s total admitted assets at December 31, 2020 and 2019, respectively. There were no non-admitted restricted assets in 2020 and 2019.

Repurchase Agreements:

The Company enters into repurchase agreements whereby securities will be resold at a specified date and price. There were no repurchase agreements outstanding as of December 31, 2020 and 2019.

NOTE 4—FAIR VALUE OF FINANCIAL INSTRUMENTS

The guidance defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Fair value measurements are based on observable and unobservable inputs. Observable inputs reflect market data obtained from independent sources, while unobservable inputs reflect the Company’s view of market assumptions based on internally developed data in the absence of observable market information. The guidance requires entities to maximize the use of observable inputs and minimize the use of unobservable inputs when determining the fair value of an asset or liability. The statement classifies all assets and liabilities carried or disclosed at fair value in one of the following three categories:

Level 1—inputs are quoted market prices available in active markets for identical assets or liabilities on the reporting date.

Level 2—inputs are quoted prices for similar instruments in active markets, quoted prices for identical or similar instruments in markets that are not active and model derived valuations whose inputs are observable or whose significant value drivers are observable.

Level 3—inputs are unobservable where there is little or no market activity for the asset or liability and the Company makes estimates and assumptions based on internally derived information.

The estimated fair values presented below have been determined using available information and valuation methodologies. The estimated fair value for financial instruments held by the Company was determined by management after considering the following sources of information: published market quotes for active exchange traded instruments, third party pricing vendors, quotes from investment banks that are lead market makers in certain markets, independent broker quotations, or the use of internal valuation models that use market observable inputs when available and Company derived inputs when external inputs are not available or deemed to be inaccurate. Considerable judgment is applied in interpreting data to develop the estimates of fair value. Accordingly, such amounts are

B-19

The Guardian Insurance & Annuity Company, Inc.

(A Wholly-Owned Subsidiary of The Guardian Life Insurance Company of America)

Notes to Statutory Basis Financial Statements

NOTE 4—FAIR VALUE OF FINANCIAL INSTRUMENTS (CONTINUED)

management’s estimate of the value that would be realized in a current market exchange. The use of different market assumptions and/or estimation methodologies from period to period based on available information and market conditions could have a material effect on the estimated fair values.

The following tables summarize the Company’s financial instruments carrying amount and estimated fair value/NAV hierarchy levels for the period ending December 31, 2020 and December 31, 2019:

	December 31, 2020
	Level 1	Level 2	Level 3	Total Fair Value	NAV	Carrying Amount
			(In millions)
Assets
Bonds	260	3,707	128	4,095	—	3,550
Mortgage Loans	—	—	625	625	—	590
Policy Loans	—	—	77	77	—	77
Surplus Notes investments	—	50	—	50	—	43
Cash, cash equivalents and short-term investments	(28)	53	—	25	—	25
Due and accrued investment income	—	35	—	35	—	35
Receivables for securities		2		2		2
Separate Account Assets	9,711	—	—	9,711	—	9,711

Total Assets	$9,943	$3,847	$830	$14,620	$—	$14,033

Liabilities
Deposit type contracts	$—	$—	$144	$144	$—	$135

Total Liabilities	$—	$—	$144	$144	$—	$135

	December 31, 2019
	Level 1	Level 2	Level 3	Total Fair Value	NAV	Carrying Amount
			(In millions)
Assets
Bonds	240	3,370	76	3,686	—	3,419
Mortgage Loans	—	—	607	607	—	581
Policy Loans	—	—	78	78	—	78
Surplus Notes investments	—	41	—	41	—	38
Cash, cash equivalents and short-term investments	(13)	160	44	191	—	191
Due and accrued investment income	—	36	—	36	—	36
Separate Account Assets	9,581	—	—	9,581	—	9,581

Total Assets	$9,808	$3,607	$805	$14,220	$—	$13,924

Liabilities
Deposit type contracts	$—	$—	$145	$145	$—	$140

Total Liabilities	$—	$—	$145	$145	$—	$140

B-20

The Guardian Insurance & Annuity Company, Inc.

(A Wholly-Owned Subsidiary of The Guardian Life Insurance Company of America)

Notes to Statutory Basis Financial Statements

NOTE 4—FAIR VALUE OF FINANCIAL INSTRUMENTS (CONTINUED)

Bonds:

Estimated fair values for bonds, other than private placement securities are valued based on quoted prices from active markets when available (Level 1).

When the Company cannot obtain a quoted market price directly it relies on values provided by a third party pricing vendor. This is the pricing source for the majority of the Company’s marketable securities. Prices received from a third party vendor are generally considered to be Level 2.

Pricing vendors utilize pricing models developed for individual asset classes which incorporate available market data. These market inputs include benchmark yields, reported trades, broker-dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, offers and reference data which include market research publications. The pricing vendor may obtain broker quotes for securities when sufficient information is not available to fully evaluate a security. For broker-quoted only securities, quotes from market makers or broker-dealers are obtained from sources recognized to be market participants.

Portfolio managers review the values assigned by the pricing vendor for reasonableness. In doing so, they compare the prices received from the pricing vendor to prices of similar securities, price ranges in that asset class or industry or prices from internally generated position reports. If there is a discrepancy with the price received from the vendor, the portfolio manager may communicate this difference to the pricing vendor and present the vendor with additional market data regarding that security in order to ensure the pricing vendor has sufficient information needed to accurately price the security. The pricing vendor will then independently validate and evaluate that data and determine if a price change is warranted.

In the rare instance when a portfolio manager finds a difference in his or her assessment of fair value and the vendor price, after performing the preceding procedures, the portfolio manager may request replacement of the vendor price by a supportable value that is believed to be more representative of the security price. Any replacement of the vendor price is subject to an internal approval process.

The fair values of private placement bonds are determined by using an internal pricing model or for a small amount of securities, assigned individual broker prices. There were five private placement bonds that were individually priced. These assigned individual prices are usually obtained from an external broker (“hand priced”) and are considered to be Level 3.

The significant inputs used for the internal pricing model consist of (i) a broker supplied price matrix, (ii) treasury rates and (iii) credit ratings from certain nationally recognized securities rating organizations (“NRSRO”) (“external ratings”) or a credit rating assigned internally by the Company’s Private Placement Investment Management Group (“internal ratings”).

Private placement bonds with an applicable external credit rating of BB or above, for which the corresponding matrix price is used, are classified as Level 2. A private placement bond with an applicable external credit rating of below BB is classified as Level 3 due to the limited amount of market data available for these securities.

Bonds are carried at amortized cost unless they are rated 6 by the NAIC SVO in which case they are reported at the lower of amortized cost or fair value. There was no bonds rated 6 by the NAIC SVO and carried at fair value for December 2020 and 2019.

Mortgage Loans:

The estimated fair value of the mortgage loan portfolio is derived primarily using a loan value matrix using significant unobservable inputs. The inputs used in the matrix include (1) the weighted average cash flow and average term to maturity for each individual loan; (2) a base spread over the U.S. Treasury rate and (3) an internally computed credit

B-21

The Guardian Insurance & Annuity Company, Inc.

(A Wholly-Owned Subsidiary of The Guardian Life Insurance Company of America)

Notes to Statutory Basis Financial Statements

NOTE 4—FAIR VALUE OF FINANCIAL INSTRUMENTS (CONTINUED)

rating that is used to derive the appropriate credit spread. Mortgage loans were carried at amortized cost on December 31, 2020 and December 31, 2019 and are classified as Level 3.

Policy Loans:

See Note 2 for information regarding policy loans, for which the Company considers the unpaid principal balance to approximate fair value and are classified as Level 3.

Surplus Note Investments:

The Company invests in surplus note issuances of other mutual insurance companies. These bond-like instruments are classified as Level 2 financial instruments and are valued based on prices obtained from independent pricing services or internally developed pricing models using observable inputs. Typical market-observable inputs include benchmark yields, reported trades, issuer spreads, bids, offers, benchmark securities, estimated cash flows and prepayment speeds.

Cash, cash equivalents and short-term investments:

See Note 2 for information regarding cash, cash equivalents and short-term investments include cash deposit balances, short-term commercial paper, and other highly liquid debt instruments. Cash amounts are classified as Level 1. All remaining cash equivalents and short-term investments are classified as Level 2 except for the outstanding balance on the line of credit with a subsidiary which is classified as Level 3.

Due and accrued investment income:

Due and accrued investment income is either investment income earned and legally due to be paid to the Company as of the reporting date or investment income earned as of the reporting date but not legally due to be paid to the Company until after the reporting date. The Company expects to receive these amounts shortly after they become due and is required to non-admit any balance that is over 90 days past due or charge it against income in the period that it is deemed uncollectible. Therefore, the Company considers these amounts short-term in nature and that the carry amount approximates fair value. This amount is classified as Level 2.

Receivables for securities

These receivables are amounts due from financial institutions for securities that were sold by the Company but the proceeds from the sale have not yet been received by the Company. Due to the short-term of the period in which the Company expects to receive these amounts it considers the carrying value of these balances to approximate fair value and are classified as Level 2.

Separate Accounts Assets:

The Company sponsors separate accounts that support certain products that it sells. The separate accounts invest in various registered mutual funds and non-registered collective investment funds managed by Park Avenue Institutional Advisers LLC (“PAIA”), an affiliated company, as well as unaffiliated third parties. The fair value of these investments is based upon the reported net asset values (“NAVs”) as provided by the fund manager.

The Company’s management reviews each mutual fund’s liquidity in order to determine the level those investments should be reported. Generally, actively traded registered mutual fund investments are considered a Level 1. Non-registered collective fund investments that have no redemption restrictions or fees associated with it and are open to new investors are considered a Level 2, and all other fund investments that do not meet the criteria of Level 1 or 2 are reported as Level 3. As of December 31, 2020 and 2019, none of the Separate Account investments are considered to be Level 3.

B-22

The Guardian Insurance & Annuity Company, Inc.

(A Wholly-Owned Subsidiary of The Guardian Life Insurance Company of America)

Notes to Statutory Basis Financial Statements

NOTE 4—FAIR VALUE OF FINANCIAL INSTRUMENTS (CONTINUED)

The following tables summarize the Company’s assets carried at fair value by their fair value hierarchy levels at December 31, 2020 and 2019:

December 31, 2020	Level 1	Level 2	Level 3	Total Fair Value	NAV	Carrying Amount
			(In millions)
Assets at Fair Value
Separate accounts assets	$9,711	$—	$—	$9,711	$—	$9,711

Total Assets at Fair Value	$9,711	$—	$—	$9,711		$9,711

December 31, 2019	Level 1	Level 2	Level 3	Total Fair Value	NAV	Carrying Amount
			(In millions)
Assets at Fair Value
Separate accounts assets	$9,581	$—	$—	$9,581	$—	$9,581

Total Assets at Fair Value	$9,581	$—	$—	$9,581	$—	$9,581

Deposit Type Contracts

For annuities certain liabilities, fair values are estimated using discounted cash flow calculations based on interest rates currently being offered for similar contracts with maturities consistent with those remaining for the contracts being valued and are classified as Level 3.

NOTE 5—PREMIUM AND ANNUITY CONSIDERATIONS DEFERRED AND UNCOLLECTED

Gross deferred and uncollected insurance premiums represent premiums due to be received from policyowners through the next policy anniversary date. These premiums and annuity considerations are reinsured to The Guardian and outside parties (See Note 7). Net deferred and uncollected premiums ceded represent only the portion of gross premiums related to mortality charges and interest. Deferred and uncollected premiums ceded at December 31, 2020 and 2019 were as follows:

	2020
Type	Gross	Net of Loading
	(In millions)
Ordinary new business	$10	$1
Ordinary renewal	(2)	(2)
Group life renewal	—	—

	2019
Type	Gross	Net of Loading
	(In millions)
Ordinary new business	$—	$—
Ordinary renewal	(2)	(2)
Group life renewal	—	—

B-23

The Guardian Insurance & Annuity Company, Inc.

(A Wholly-Owned Subsidiary of The Guardian Life Insurance Company of America)

Notes to Statutory Basis Financial Statements

NOTE 6—INCOME TAXES

Consolidated Federal Income Tax Return:

The Company’s federal income tax return is consolidated with the following entities:

•	The Guardian Life Insurance Company of America,

•	Park Avenue Life Insurance Company,

•	Sentinel American Life Insurance Company,

•	Family Service Life Insurance Company,

•	Managed Dental Care of California,

•	Managed DentalGuard of Texas,

•	Managed DentalGuard of New Jersey,

•	Innovative Underwriters Inc.,

•	Berkshire Life Insurance Company of America,

•	First Commonwealth, Inc., and its subsidiaries,

•	Reed Group Ltd,

•	GIS Canada Holdings Corp, and

•	Guardian Abbey LLC.

The Company files a consolidated federal income tax return with its parent company, The Guardian. The Company has a written agreement, approved by the Company’s Board of Directors, which sets forth the manner in which the total combined federal income tax is allocated to each entity which is a party to the consolidation. Pursuant to this agreement, the Company has the enforceable right to recoup federal income taxes paid in prior years in the event of future net capital losses, which it may incur, or to recoup its net operating or capital losses carried forward as an offset to future net income or capital gains subject to federal income taxes.

The Internal Revenue Code limits the amount of non-life insurance losses that may offset life insurance company taxable income. The consolidated income tax liability is allocated among the members of the group pursuant to a tax allocation agreement. In accordance with the tax allocation agreement, each qualifying member of the group computes its tax provision and liability on a separate return basis, but may, where applicable, recognize benefits of net operating losses and capital losses utilized in the consolidated group. Subsidiary tax liabilities/benefits are settled subsequent to the filing of the federal income tax return.

Deferred income taxes are generally recognized, based on enacted tax rates, when assets and liabilities have different values for financial statement and tax purposes.

The Components of the Net Deferred Tax Assets (DTAs) recognized in the Company’s Assets, Liabilities, Surplus and Other Funds are as follows:

Description	December 31, 2020
(In millions)	Ordinary	Capital	Total
Gross Deferred Tax Assets	$131	$1	$132
Statutory valuation allowance adjustments	—	—	—

Adjusted Gross Deferred Tax Assets	131	1	132
Deferred Tax Assets Nonadmitted	29	—	29

Subtotal Net Admitted Deferred Tax Asset	102	1	103
Deferred Tax Liabilities (DTLs)	28	6	34

Net Admitted Deferred Tax Asset/(Net Deferred Tax Liability)	$74	$(5)	$69

B-24

The Guardian Insurance & Annuity Company, Inc.

(A Wholly-Owned Subsidiary of The Guardian Life Insurance Company of America)

Notes to Statutory Basis Financial Statements

NOTE 6—INCOME TAXES (CONTINUED)

Description	December 31, 2019
(In millions)	Ordinary	Capital	Total
Gross Deferred Tax Assets	$99	$1	$100
Statutory valuation allowance adjustments	—	—	—

Adjusted Gross Deferred Tax Assets	99	1	100
Deferred Tax Assets Nonadmitted	15	—	15

Subtotal Net Admitted Deferred Tax Asset	84	1	85
Deferred Tax Liabilities	35	3	38

Net Admitted Deferred Tax Asset/(Net Deferred Tax Liability)	$49	$(2)	$47

	Change
	Ordinary	Capital	Total
Gross Deferred Tax Assets	$32	$—	$32
Statutory valuation allowance adjustments	—	—	—

Adjusted Gross Deferred Tax Assets	32	—	32
Deferred Tax Assets Nonadmitted	14	—	14

Subtotal Net Admitted Deferred Tax Asset	18	—	18
Deferred Tax Liabilities	(7)	3	(4)

Net Admitted Deferred Tax Asset/(Net Deferred Tax Liability)	$25	$(3)	$22

A valuation allowance is recorded if it is more likely than not that some portion or all of the deferred tax asset will not be realized. The Company’s management has concluded that the deferred income tax assets are more likely than not to be realized. Therefore, no valuation allowance has been provided.

Admission calculation components SSAP No. 101 (Paragraph 11)

The Company follows the guidance in Statement of Statutory Accounting Principles No. 101—Income Taxes, a replacement of SSAP No. 10R and SSAP No. 10 (“SSAP 101”). SSAP 101 include a similar calculation for limitation of gross deferred tax assets as SSAP 10R for insurers that maintain a minimum of 300% of their authorized control level Risk-Based Capital “RBC” computed without net deferred tax assets. The Company exceeded the 300% minimum RBC requirement at December 31, 2020 and 2019.

Description	December 31, 2020
(In millions)	Ordinary	Capital	Total
a. Federal Income Taxes Paid In Prior Years Recoverable Through Loss Carrybacks.	$—	$—	$—
b. Adjusted Gross Deferred Tax Assets Expected To Be Realized (Excluding The Amount Of Deferred Tax Assets From a, above) After Application of the Threshold Limitation. (The Lesser of b.i. and b.ii. Below)	69	—	69
The lesser of:
i. Adjusted Gross Deferred Tax Assets Expected To Be Realized Following The Balance Sheet Date	73	—	73
ii. Adjusted Gross Deferred Tax Assets Allowed per Limitation Threshold.	n/a	n/a	69
c. Adjusted Gross Deferred Tax Assets (Excluding The Amount Of Deferred Tax Assets From a. and b. above) Offset by Gross Deferred Tax Liabilities.	33	1	34

Deferred Tax Assets Admitted as the result of application of SSAP No. 101.Total (a. + b. + c.)	$102	$1	$103

B-25

The Guardian Insurance & Annuity Company, Inc.

(A Wholly-Owned Subsidiary of The Guardian Life Insurance Company of America)

Notes to Statutory Basis Financial Statements

NOTE 6—INCOME TAXES (CONTINUED)

Description	December 31, 2019
(In millions), except percentages	Ordinary	Capital	Total
a. Federal Income Taxes Paid In Prior Years Recoverable Through Loss Carrybacks.	$—	$—	$—
b. Adjusted Gross Deferred Tax Assets Expected To Be Realized (Excluding The Amount Of Deferred Tax Assets From a, above) After Application of the Threshold Limitation. (The Lesser of b.i. and b.ii. Below)	47	—	47
The lesser of:
i. Adjusted Gross Deferred Tax Assets Expected To Be Realized Following The Balance Sheet Date	47	—	47
ii. Adjusted Gross Deferred Tax Assets Allowed per Limitation Threshold.	n/a	n/a	70
c. Adjusted Gross Deferred Tax Assets (Excluding The Amount Of Deferred Tax Assets From a. and b. above) Offset by Gross Deferred Tax Liabilities.	37	1	38

Deferred Tax Assets Admitted as the result of application of SSAP No. 101.Total (a. + b. + c.)	$84	$1	$85

	Change
	Ordinary	Capital	Total
a. Federal Income Taxes Paid In Prior Years Recoverable Through Loss Carrybacks.	$—	$—	$—
b. Adjusted Gross Deferred Tax Assets Expected To Be Realized (Excluding The Amount Of Deferred Tax Assets From a, above) After Application of the Threshold Limitation. (The Lesser of b.i. and b.ii. Below)	22	—	22
The lesser of:
i. Adjusted Gross Deferred Tax Assets Expected To Be Realized Following The Balance Sheet Date	26	—	26
ii. Adjusted Gross Deferred Tax Assets Allowed per Limitation Threshold.	n/a	n/a	(1)
c. Adjusted Gross Deferred Tax Assets (Excluding The Amount Of Deferred Tax Assets From a. and b. above) Offset by Gross Deferred Tax Liabilities.	(4)	—	(4)

Deferred Tax Assets Admitted as the result of application of SSAP No. 101.Total (a. + b. + c.)	$18	$—	$18

	2020	2019
Ratio Percentage Used To Determine Recovery Period
And Threshold Limitation Amount	546%	658%
Amount Of Adjusted Capital And Surplus Used To Determine
Recovery Period And Threshold Limitation	$513	$514

Impact of Tax Planning Strategies

	December 31, 2020
	Ordinary	Capital
(a) Determination of adjusted gross deferred assets and net admitted deferred tax assets, by tax character as a percentage of total.
(1) Adjusted Gross DTAs	$131	$1
(2) Percentage of adjusted gross DTA’s by tax character attributable to the impact of tax planning strategies	0%	0%
(3) Net Admitted Adjusted Gross DTAs	102	1
(4) Percentage of net admitted adjusted Gross DTAs by tax character admitted because of the impact of tax planning strategies	4%	0%

B-26

The Guardian Insurance & Annuity Company, Inc.

(A Wholly-Owned Subsidiary of The Guardian Life Insurance Company of America)

Notes to Statutory Basis Financial Statements

NOTE 6—INCOME TAXES (CONTINUED)

Description	December 31, 2019
(In millions), except percentages	Ordinary	Capital
(1) Adjusted Gross DTAs	$99	$1
(2) Percentage of adjusted gross DTA’s by tax character attributable to the impact of tax planning strategies	0%	0%
(3) Net Admitted Adjusted Gross DTAs	84	1
(4) Percentage of net admitted adjusted Gross DTAs by tax character admitted because of the impact of tax planning strategies	5%	0%

	Change
	Ordinary	Capital
(1) Adjusted Gross DTAs	$32	$—
(2) Percentage of adjusted gross DTA’s by tax character attributable to the impact of tax planning strategies	0%	0%
(3) Net Admitted Adjusted Gross DTAs	18	—
(4) Percentage of net admitted adjusted Gross DTAs by tax character admitted because of the impact of tax planning strategies	-1%	0%
Does the Company’s tax-planning strategies include the use of reinsurance?	Yes	No X

All DTL were recognized as of December 31, 2020 and 2019.

Current Tax and Change in Deferred Tax:

Current income taxes incurred consist of the following major components:

Description	2020	2019
	(In millions)
Federal income tax expense on operations	$13	$27
Prior year underaccrual (overaccrual)	(1)	1
Foreign tax	(2)	(1)

Current federal operations income tax expense	10	27
Current federal capital gains income tax expense	—	—

Total current federal income tax expense	$10	$27

B-27

The Guardian Insurance & Annuity Company, Inc.

(A Wholly-Owned Subsidiary of The Guardian Life Insurance Company of America)

Notes to Statutory Basis Financial Statements

NOTE 6—INCOME TAXES (CONTINUED)

The tax effects of temporary differences that give rise to significant portions of the deferred tax assets and deferred tax liabilities at December 31, 2020 and 2019 were as follows:

	2020	2019	Change
	(In millions)
DTAs Resulting from Book/Tax Differences in:
Ordinary:
Reserves	$69	$64	$5
GMWB Hedge	55	28	27
Policy acquisition costs	6	7	(1)
Other, (including items <5% of total ordinary tax assets)	1	—	1

Gross ordinary DTAs—(admitted and nonadmitted)	$131	$99	$32

Statutory valuation allowance adjustment—ordinary	—	—	—
Total ordinary DTAs—(nonadmitted)	29	15	14

Admitted ordinary DTAs	$102	$84	$18
Capital:
Investments	$1	$1	$—

Gross capital DTAs—(admitted and nonadmitted)	$1	$1	$—

Statutory valuation allowance adjustment—capital	—	—	—
Total capital DTAs—(nonadmitted)	—	—	—

Admitted capital DTAs	1	1	—

Total admitted DTAs	$103	$85	$18

DTLs Resulting from Book/Tax Differences in:
Ordinary:
Market discount	$1	$1	$—
Reserves Transition Adjustment (8 Year)	19	23	(4)
Section 481(a) adjustment	7	10	(3)
Other, (including items <5% of total ordinary tax assets)	1	1	—

Total Ordinary DTLs	$28	$35	$(7)

Capital:
Unrealized capital gains	4	2	2
Other	2	1	1

Capital DTL	6	3	3

Total DTL	$34	$38	$(4)

Net admitted DTAs	$69	$47	$22

The change in net deferred Federal income taxes is comprised of the following:

	2020	2019	Change
	(In millions)
Adjusted gross deferred tax assets	$132	$100	$32
Total deferred tax liabilities	34	38	(4)

Net deferred tax assets	$98	$62	36

Tax effect of unrealized capital gains			—

Change in net deferred federal income tax			$36

B-28

The Guardian Insurance & Annuity Company, Inc.

(A Wholly-Owned Subsidiary of The Guardian Life Insurance Company of America)

Notes to Statutory Basis Financial Statements

NOTE 6—INCOME TAXES (CONTINUED)

Contingent Tax Liabilities:

As of December 31, 2020, the Company had $0.3 million of unrecognized tax benefits and related interest expense, if recognized, all of which would affect the Company’s annual effective tax rate. Because of the impact of deferred tax accounting, other than interest and penalties, the disallowance of the shorter deductibility period would not affect the annual effective tax rate but would accelerate the payment of cash to the taxing authority to an earlier period.

The Company recognizes interest and penalties accrued related to unrecognized tax benefits in income tax expense. For the years ended December 31, 2020 and 2019, the Company recognized approximately $0.01 million in interest and penalties, respectively. The Company has approximately $0.04 million and $0.03 million accrued for payment of interest and penalties as of December 31, 2020 and 2019, respectively.

The Company does not anticipate any significant changes to its tax contingencies within the next 12 months.

GLIC files U.S. federal income tax returns along with various state and local income tax returns. The Company’s federal income tax returns are routinely examined by the Internal Revenue service (“IRS”) and provisions are made in the financial statements in anticipation of the results of these audits. In 2020, the IRS has completed its examinations for tax year 2013. There were no material effects on the Company’s consolidated financial position and results of operations as a result of these examinations. Tax years 2012 and 2014 through 2019 are subject to examination by the IRS. The Company believes that it has established adequate tax liabilities for uncertain tax positions for all open years.

Reconciliation of Federal Income Tax Rate to Actual Effective Rate:

The provision for federal income taxes incurred is different from that which would be obtained by applying the statutory federal income tax rate to income before income taxes. The significant book to tax adjustments causing this difference is the following:

	2020	Effective Tax Rate
	(In millions)
Net gain from operations after dividends to policyholders and before Federal income tax @ 21%	$39
Net realized capital losses @ 21%	(58)

Provision calculated at statutory rate	$(19)	21%
Dividends received deduction	(5)	6%
Return to provision	(1)	1%
Other	(1)	1%

Total	$(26)	29%

Total current federal income tax expense	$10	-11%
Change in net deferred federal income taxes	(36)	40%

Total statutory income tax benefit	$(26)	29%

Operating Loss and Tax Credit Carryforwards:

As of December 31, 2020, the Company does not have any net ordinary loss carryforwards, capital loss carryforwards or tax credit carryforwards.

B-29

The Guardian Insurance & Annuity Company, Inc.

(A Wholly-Owned Subsidiary of The Guardian Life Insurance Company of America)

Notes to Statutory Basis Financial Statements

NOTE 6—INCOME TAXES (CONTINUED)

The following are income taxes incurred in prior years that are available for recoupment in the event of future net losses:

Year	Ordinary	Capital	Total
	(In millions)
2020	$—	$—	$—
2019	—	1	1
2018	—	—	—

Total	$—	$1	$1

As of December 31, 2020, the Company does not have any deposits admitted pursuant to the Internal Revenue Code Section 6603.

NOTE 7—REINSURANCE CEDED

The Company enters into coinsurance, modified coinsurance and yearly renewable term agreements with The Guardian and outside parties to provide for reinsurance of selected variable and fixed annuity contracts, group life and individual life policies. Under the terms of the modified coinsurance agreements, reserves ceded and corresponding assets held by the Company amounted to $476 million and $450 million at December 31, 2020 and 2019, respectively. The reinsurance contracts do not relieve the Company of its primary obligation for policyowner benefits. Failure of reinsurers to honor their obligations could result in losses to the Company; consequently, the Company evaluates the financial condition of its reinsurers in order to minimize its exposure to losses from reinsurer insolvencies.

The Company entered into an Individual Life Yearly Renewable Term reinsurance agreement with The Guardian effective January 1, 2011. Under the terms of the agreement, GIAC cedes The Guardian a 90.00% quota share of the mortality risk on its secondary guarantee flexible premium universal life insurance business.

On September 1, 2016, the Company completed the transfer of its Group 401(k) business to Ameritas. The transfer was structured as a reinsurance transaction and contains coinsurance and modified coinsurance features. In 2016, Ameritas indemnified the Company for $113 million of general account liabilities using coinsurance and $3 billion of separate account liabilities using modified coinsurance. The Company also transferred invested assets with a fair market value of $103 million and cash of $10 million to Ameritas to partially fund the initial coinsurance premium. Ameritas plans to pursue novations of the 401(k) contracts, which would relieve GIAC of any responsibility related to these contracts. The reinsurance transaction does not extinguish the Company’s primary contractual liability until the Group 401(k) in-force contracts are fully novated to Ameritas. Upon closing in 2016, the Company recognized an initial $32 million reinsurance gain, net of tax, which was included in surplus and will be amortized into earnings as the earnings on 401(k) contracts emerge in the future. As the in-force Group 401(k) contracts are novated to Ameritas, the unamortized deferred reinsurance gain in surplus is also recorded through earnings.

As of December 31, 2019, GIAC completed novation of all Group 401(k) contracts with Ameritas. During 2019, deferred reinsurance gain of $0.4 million (net of tax) were amortized from surplus into earnings. In 2019, of the $0.4 million of deferred reinsurance gain, $0.2 million was recognized as a result of the novation. These amounts were included in “Commissions and expense allowances on reinsurance ceded and other income” in the Statutory Basis Statements of Operations with an offset to “Loss in surplus as a result of reinsurance, net of tax” in the Statutory Basis Statements of Changes in Capital and Surplus. All deferred gains were fully recognized as of December 31, 2019.

B-30

The Guardian Insurance & Annuity Company, Inc.

(A Wholly-Owned Subsidiary of The Guardian Life Insurance Company of America)

Notes to Statutory Basis Financial Statements

NOTE 7—REINSURANCE CEDED (CONTINUED)

The effect of these reinsurance cession agreements, including the recapture and novation of Group 401(k) to Ameritas in 2019, on the components of the Company’s gains (losses) from operations in the accompanying Statutory Basis Statements of Operations were as follows:

	2020				2019
	The Guardian		Outside Parties	Total	The Guardian	Outside Parties	Total
				(In millions)
Premiums and annuity considerations	$(25	)#	$(73)	$(98)	$(25)	$68	$43
Reserve adjustments on reinsurance ceded	26		—	26	52	(69)	(17)
Commissions and expense allowances on reinsurance ceded and other income	(40)		3	(37)	(84)	(8)	(92)

Total Revenues	(39)		(70)	(109)	(57)	(9)	(66)

Policyholder and contract benefits	(36	)#	(1)	(37)	(46)	(8)	(54)
Increase in aggregate reserves	(15	)#	(76)	(91)	(13)	4	(9)
General insurance expensese	—	#	1	1	—	—	—

Total expenses	(51	)#	(76)	(127)	(59)	(4)	(63)

Net gain (loss) on operations from reinsurance ceded	$12	#	6 #	18	2	(5)	(3)

NOTE 8—RELATED PARTY TRANSACTIONS

General Operating Expense Agreement:

The Company is billed by The Guardian for all compensation and related employee benefits for those employees of The Guardian who are engaged in the Company’s business and for the Company’s use of The Guardian’s centralized services and agency force. The amounts charged for these services amounted to $47 million and $84 million in 2020 and 2019, respectively, which are in “General insurance expenses” and “Commissions and other expenses” in the Statutory Basis Statements of Operations, of which $6 million is included in “Due to parent and affiliates” in the Statutory Basis Balance Sheets at December 31, 2020 and $11 million is included in “Due from parent and affiliates” in the Statutory Basis Balance Sheets at December 31, 2019.

Assets Under Management:

PAIA, a wholly-owned subsidiary of GIS, serves as the investment adviser to the Guardian VIP Trust funds. The funds within the VIP Trust are offered through variable insurance products issued by the Company. At December 31, 2020, and 2019, approximately $4,012 million and $3,975 million or 41.32% or 41.49%, respectively, of the Company’s separate account assets under management were invested in affiliated mutual funds that are advised by PAIA.

Capital:

For the years ended December 31, 2020 and 2019, the Company received a total of $100 million, respectively, from the Guardian as an additional paid-in and contributed surplus, which is reflected under “Cash flows from financing and miscellaneous activities” in the Statutory Basis Statements of Cash Flows.

In 2019, the Company made a $13 million capital contribution to PAS.

Revenue Sharing Agreement:

Effective July 1, 2018, the Company entered into a revenue sharing agreement with PAIA whereby PAIA allocates revenue to GIAC for the Guardian Variable Products Trust Funds that are offered through GIAC’s variable insurance

B-31

The Guardian Insurance & Annuity Company, Inc.

(A Wholly-Owned Subsidiary of The Guardian Life Insurance Company of America)

Notes to Statutory Basis Financial Statements

NOTE 8—RELATED PARTY TRANSACTIONS (CONTINUED)

products separate accounts. For the years ended December 31, 2020 and 2019, such revenue amounted to $9.9 million and $3.9 million, respectively, which is reflected in “Service fees” in the Statutory Basis Statements of Operations.

PAS and HSF:

On December 31, 2019, PAS was transferred to The Guardian at carrying value of $32.2 million. The Company received cash of $30 million and recorded a receivable of $2.2 million which is reflected in “Due from parent and affiliates” in the Statutory Basis Balance Sheets.

On December 31, 2019, HSF was transferred to GIS at carrying value of $9.8 million. The Company received cash of $9 million and recorded a receivable of $0.8 million which is reflected in “Due from parent and affiliates” in the Statutory Basis Balance Sheets.

Line of Credit:

Effective May 1, 2017, the Company (Borrower) amended its revolving line of credit agreement with The Guardian (Lender) to $750 million. The terms of the credit agreement state that future drawing, if any, (not at the time overdue) shall bear interest at a rate per annum equal to (a) the Prime Rate plus 1.00% if a Prime Rate Loan or (b) the Eurodollar Rate plus 1.00% if a Eurodollar Rate Loan. In the event any drawing on the line of credit becomes due, whether by acceleration or otherwise, it shall bear interest at a rate per annum equal to the Prime Rate plus 2.00%. Additionally, a commitment fee equal to 0.125% per annum of the amount of this line of credit shall be paid by Borrower to Lender, such amount to be paid in monthly installments on the last day of each March, June, September and December or on the termination of this line of credit. The line of credit agreement shall have an initial term of 364 days beginning with the date first stated above, and shall automatically renew for successive periods of 364 days, unless the Lender notifies the Borrower of its intention not to renew the line of credit agreement not less than sixty (60) days prior to the expiration of the then existing term. As of December 31, 2020 and 2019, there were no drawings on the line of credit. Interest expense and commitment fees of $0.4 million and $0.4 million in 2020 and 2019, respectively, are included in “Net investment income” in the Statutory Basis Statements of Operations.

Effective March 1, 2016, the Company (Lender) entered into a revolving Line of Credit agreement with HSF (Borrower) for $50 million. The terms of the credit agreement state that future drawing, if any, (not at the time overdue) shall bear interest at a rate per annum equal to (a) the Prime Rate plus 1.50% if a Prime Rate Loan or (b) the Eurodollar Rate plus 1.50% if a Eurodollar Rate Loan. In the event any drawing on the Line of Credit becomes due, whether by acceleration or otherwise, it shall bear interest at a rate per annum equal to the Prime Rate plus 2.00%. Additionally, a commitment fee equal to 0.125% per annum of the amount of this line of credit shall be paid by Borrower to Lender, such amount to be paid in monthly installments on the last day of each month or on the termination of this line of credit. The line of credit agreement shall have an initial term of 364 days beginning with the date first stated above, and shall automatically renew for successive periods of 364 days, unless the Lender notifies the Borrower of its intention not to renew the line of credit agreement not less than sixty (60) days prior to the expiration of the then existing term. At the time of each loan under the line of credit, the Borrower and the Lender shall agree on the maturity date for the payment of the principal amount of such loan and the interest rate for such loan. As of December 31, 2020 and 2019, the amount of drawings on the line of credit amounted to $0 million and $44 million, respectively, are included in “Cash, cash equivalents and short-term investments” in the Statutory Basis Balance Sheets. Interest income and commitment fees of $0.3 million and $1 million in 2020 and 2019, respectively, are included in “Net investment income” in the Statutory Basis Statements of Operations. The Line of Credit agreement with HSF was terminated effective April 15, 2020.

Commission:

The Company has a selling agreement with PAS. The Company authorizes PAS’ registered representatives who are also insurance agents, to solicit and sell certain insurance and annuity contracts on behalf of the Company (See Note 1). For the years ended December 31, 2020 and 2019, the Company paid commissions to PAS which amounted to $15 million

B-32

The Guardian Insurance & Annuity Company, Inc.

(A Wholly-Owned Subsidiary of The Guardian Life Insurance Company of America)

Notes to Statutory Basis Financial Statements

NOTE 8—RELATED PARTY TRANSACTIONS (CONTINUED)

and $16 million, respectively, which is included in “Commissions and other expenses” in the Statutory Basis Statements of Operations.

Settlement of Intercompany Transactions:

In accordance with NAIC SAP, all transactions between related parties are required to have a written agreement that provides for a timely settlement of amounts owed, including a specific due date. Amounts over 90 days due are to be non-admitted along with any uncollected receivable from a related party that is not part of a written agreement. The Company has determined that written agreements are in place for all intercompany transactions and that these written agreements contain specific due dates. As of December 31, 2020, no intercompany receivable due to the Company is over 90 days past due.

NOTE 9—SEPARATE ACCOUNTS

General Nature and Characteristics of Separate Account Business:

Separate and variable accounts held by the Company represent primarily funds for which there are no guarantees. The assets of the Company’s separate accounts are carried at book value, which approximates fair value.

In accordance with the products/transactions recorded within the separate accounts, all assets are considered legally insulated from the general account. The legal insulation of the separate accounts assets prevents such assets from being generally available to satisfy claims resulting from the general account.

As of December 31, 2020 and 2019, the Company’s separate accounts statement included legally insulated assets of $9,711 million and $9,581 million, respectively, of which $3 million and $4 million, respectively, were the additional amounts being transferred into the Company’s separate accounts from the general account of the Company. These amounts represent mortality risk fully borne by the Company’s general account and may result in additional amounts being transferred into the Company’s separate accounts to cover greater longevity of annuitants than expected. Conversely, if the amounts allocated exceed the amounts required, transfers may be made to the Company’s general account. There was no seed money due to the general account of the Company from the Company’s separate accounts in 2020 and 2019. Fees and expenses due or accrued to the Company’s general account were $125 million and $120 million as of December 31, 2020 and 2019, respectively.

In accordance with the products/transaction recorded within the separate accounts, some separate accounts liabilities are guaranteed by the general account. To compensate the general account for the risk taken, the separate accounts have paid risk charges of $238 million and $251 million for the years ended December 31, 2020 and 2019, respectively.

There was no payment made by the general account of the Company toward separate accounts guarantees for the years ended December 31, 2020 and 2019.

The Company does not engage in securities lending transactions within the separate accounts.

B-33

The Guardian Insurance & Annuity Company, Inc.

(A Wholly-Owned Subsidiary of The Guardian Life Insurance Company of America)

Notes to Statutory Basis Financial Statements

NOTE 9—SEPARATE ACCOUNTS (CONTINUED)

Information regarding the separate accounts of the Company for the years ended December 31, 2020 and 2019 were as follows:

December 31, 2020	Non-indexed Guarantee Less Than/Equal to 4%	Non- Guaranteed Separate Accounts	Total
	(In millions)
Premium, considerations and deposits for the year ended:	$—	$35	$35

Reserves by valuation basis and withdrawal characteristics:
Market value	$—	$9,533	$9,533
Market value/not subject to discretionary withdrawals	—	50	50

Total reserves for separate accounts	—	9,583	9,583

Charges for investment management administration and contract guarantees	—	56	56
Accrued expense allowances	—	69	69

Separate accounts liabilities	$—	$9,708	$9,708

December 31, 2019	Non-Indexed Guarantee Less Than/Equal to 4%	Non- Guaranteed Separate Accounts	Total
	(In millions)
Premium, considerations and deposits for the year ended:	$—	$47	$47

Reserves by valuation basis and withdrawal characteristics:
Market value	$—	$9,409	$9,409
Market value/not subject to discretionary withdrawals	—	48	48

Total reserves for separate accounts	—	9,457	9,457

Charges for investment management administration and contract guarantees	—	58	58
Accrued expense allowances	—	62	62

Separate accounts liabilities	$—	$9,577	$9,577

B-34

The Guardian Insurance & Annuity Company, Inc.

(A Wholly-Owned Subsidiary of The Guardian Life Insurance Company of America)

Notes to Statutory Basis Financial Statements

NOTE 9—SEPARATE ACCOUNTS (CONTINUED)

The following represents a reconciliation of net transfers from the Company to the separate accounts. Transfers are reported in the Summary of Operations of the Separate Account Annual Statement:

	2020	2019
	(In millions)
Transfers to separate accounts:
Non-indexed guarantee less than/equal to 4%	$—	$—
Non-guaranteed separate accounts	35	47
Transfers from separate accounts:
Non-indexed guarantee less than/equal to 4%	—	—
Non-guaranteed separate accounts	(984)	(1,269)

Net transfers from separate accounts	(949)	(1,222)

Reconciling Adjustments:
Mortality and expense guarantees—variable	120	129
Administrative fees—variable annuity	105	109
Cost of insurance	13	14

Total adjustments	238	252

Net transfers from separate accounts as reported in the Statutory Basis Statements of Operations of the Company	$(711)	$(970)

B-35

The Guardian Insurance & Annuity Company, Inc.

(A Wholly-Owned Subsidiary of The Guardian Life Insurance Company of America)

Notes to Statutory Basis Financial Statements

NOTE 10—ANALYSIS OF ACTUARIAL RESERVES AND DEPOSIT LIABILITIES BY WITHDRAWAL CHARACTERISTICS

Withdrawal characteristics of annuity actuarial reserves and deposit type contract funds and other liabilities without life or disability contingencies as of December 31, 2020 and 2019 were as follows:

	As of December 31, 2020
	General Account	Separate Account with Guarantees	Separate Account Non- Guaranteed	Total	Percentage of Total
		(In millions)
A. Individual Annuities:
(1) Subject to discretionary withdrawal:
a. With market value adjustment	$—	$—	$—	$—	0%
b. At book value less current surrender charge of 5% or more	5	—	—	5	0%
c. At fair value	—	8,953	—	8,953	72%

d. Total with market value adjustment or at fair value (Total of a through c)	5	8,953	—	8,958	72%
e. At book value without adjustment (with minimal or no charge or adjustment)	664	—	—	664	6%
(2) Not subject to discretionary withdrawal	2,840	50	—	2,890	23%

(3) Total (gross: direct + assumed)	3,509	9,003	—	12,512	101%
(4) Reinsurance ceded	66	—	—	66	1%

(5) Total (net) (3)—(4)	$3,443	$9,003	$—	$12,446	100%
(6) Amount included in A(1)b above that will be move to A(1)e in the year after the statement date	$2	$—	$—	$2
B. Group Annuities:
(1) Subject to discretionary withdrawal:
a. With market value adjustment	$—	$—	$—	$—	0%
b. At book value less current surrender charge of 5% or more	—	—	—	—	0%
c. At fair value	—	12	—	12	25%

d. Total with market value adjustment or at fair value (Total of a through c)	—	12	—	12	25%
e. At book value without adjustment (with minimal or no charge or adjustment)	35	—	—	35	75%
(2) Not subject to discretionary withdrawal	—	—	—	—	0%

(3) Total (gross: direct + assumed)	35	12	—	47	100%
(4) Reinsurance ceded	—	—	—	—	0%

(5) Total (net) (3)—(4)	$35	$12	$—	$47	100%
C. Deposit-Type Contracts (no life contingencies):
(1) Subject to discretionary withdrawal:
a. With market value adjustment	$—	$—	$—	$—	0%
b. At book value less current surrender charge of 5% or more	—	—	—	—	0%
c. At fair value	—	—	—	—	0%

d. Total with market value adjustment or at fair value (Total of a through c)	—	—	—	—	0%
e. At book value without adjustment (with minimal or no charge or adjustment)	73	—	—	73	55%
(2) Not subject to discretionary withdrawal	63	—	—	63	47%

(3) Total (gross: direct + assumed)	136	—	—	136	102%
(4) Reinsurance ceded	3	—	—	3	2%

(5) Total (net) (3)—(4)	$133	$—	$—	$133	100%

Total annuity actuarial reserves and deposit liabilities:	$3,611	$9,015	$—	$12,626

Reconciliation of total annuity actuarial reserves and deposit liabilities:
Life and Accident & Heath Annual Statement	$3,611	$—	$—	$3,611
Separate Accounts Annual Statement	—	9,015	—	9,015

Total annuity actuarial reserves and deposit liabilities:	$3,611	$9,015	$—	$12,626

B-36

The Guardian Insurance & Annuity Company, Inc.

(A Wholly-Owned Subsidiary of The Guardian Life Insurance Company of America)

Notes to Statutory Basis Financial Statements

NOTE 10—ANALYSIS OF ACTUARIAL RESERVES AND DEPOSIT LIABILITIES BY WITHDRAWAL CHARACTERISTICS (CONTINUED)

	As of December 31, 2019
	General Account	Separate Account with Guarantees	Separate Account Non- Guaranteed	Total	Percentage of Total
		(In millions)
A. Individual Annuities:
(1) Subject to discretionary withdrawal:
a. With market value adjustment	$—	$—	$—	$—	0%
b. At book value less current surrender charge of 5% or more	5	—	—	5	0%
c. At fair value	—	8,851	—	8,851	72%

d. Total with market value adjustment or at fair value (Total of a through c)	5	8,851	—	8,856	72%
e. At book value without adjustment (with minimal or no charge or adjustment)	692	—	—	692	5%
(2) Not subject to discretionary withdrawal	2,776	48	—	2,824	23%

(3) Total (gross: direct + assumed)	3,473	8,899	—	12,372	100%
(4) Reinsurance ceded	—	—	—	—	0%

(5) Total (net) (3)—(4)	$3,473	$8,899	$—	$12,372	100%
(6) Amount included in A(1)b above that will be move to A(1)e in the year after the statement date	$5	$—	$—	$5
B. Group Annuities:
(1) Subject to discretionary withdrawal:
a. With market value adjustment	$—	$—	$—	$—	0%
b. At book value less current surrender charge of 5% or more	—	—	—	—	0%
c. At fair value	—	11	—	11	24%

d. Total with market value adjustment or at fair value (Total of a through c)	—	11	—	11	24%
e. At book value without adjustment (with minimal or no charge or adjustment)	36	—	—	36	76%
(2) Not subject to discretionary withdrawal	—	—	—	—	0%

(3) Total (gross: direct + assumed)	36	11	—	47	100%
(4) Reinsurance ceded	—	—	—	—	0%

(5) Total (net) (3)—(4)	$36	$11	$—	$47	100%
C. Deposit-Type Contracts (no life contingencies):
(1) Subject to discretionary withdrawal:
a. With market value adjustment	$—	$—	$—	$—	0%
b. At book value less current surrender charge of 5% or more	—	—	—	—	0%
c. At fair value	—	—	—	—	0%

d. Total with market value adjustment or at fair value (Total of a through c)	—	—	—	—	0%
e. At book value without adjustment (with minimal or no charge or adjustment)	83	—	—	83	59%
(2) Not subject to discretionary withdrawal	57	—	—	57	41%

(3)Total(gross: direct + assumed)	140	—	—	140	100%
(4)Reinsuranceceded	—	—	—	—	0%

(5)Total(net) (3)—(4)	$140	$—	$—	$140	100%

Total annuity actuarial reserves and deposit liabilities:	$3,649	$8,910	$—	$12,559

Reconciliation of total annuity actuarial reserves and deposit liabilities:
Life and Accident & Heath Annual Statement	$3,649	$—	$—	$3,649
Separate Accounts Annual Statement	—	8,910	—	8,910

Total annuity actuarial reserves and deposit liabilities:	$3,649	$8,910	$—	$12,559

B-37

The Guardian Insurance & Annuity Company, Inc.

(A Wholly-Owned Subsidiary of The Guardian Life Insurance Company of America)

Notes to Statutory Basis Financial Statements

NOTE 10—ANALYSIS OF ACTUARIAL RESERVES AND DEPOSIT LIABILITIES BY WITHDRAWAL CHARACTERISTICS (CONTINUED)

Withdrawal characteristics of life actuarial reserves as of December 31, 2020 and 2019 were as follows:

	As of December 31, 2020			As of December 31, 2019
	General Account			General Account
	Account Value	Cash Value	Reserve	Account Value	Cash Value	Reserve
	(In millions)				(In millions)
A. Subject to discretionary withdrawal, surrender values, or policy loans:
(1) Term Policies with Cash Value	$—	$—	$—	$—	$—	$—
(2) Universal Life	12	11	11	12	11	11
(3) Universal Life with Secondary Guarantees	41	32	277	44	33	262
(4) Indexed Universal Life	—	—	—	—	—	—
(5) Indexed Universal Life with Secondary Guarantees	—	—	—	—	—	—
(6) Indexed Life	—	—	—	—	—	—
(7) Other Permanent Cash Value Life Insurance	—	—	—	—	—	—
(8) Variable Life	17	17	17	18	18	18
(9) Variable Universal Life	74	73	86	70	69	77
(10) Miscellaneous Reserves	—	—	—	—	—	—
B. Not subject to discretionary withdrawal or no cash values:
(1) Term Policies with Cash Value	—	—	4	—	—	—
(2) Accidental Death Benefits	—	—	—	—	—	—
(3) Disability—Active Lives	—	—	4	—	—	2
(4) Disability—Disabled Lives	—	—	1	—	—	1
(5) Miscellaneous Reserves	—	—	28	—	—	30

C. Total (gross: direct + assumed)	144	133	428	144	131	401
D. Reinsurance ceded	—	—	226	—	—	210

E. Total (net) (C)—(D)	$144	$133	$202	$144	$131	$191

B-38

The Guardian Insurance & Annuity Company, Inc.

(A Wholly-Owned Subsidiary of The Guardian Life Insurance Company of America)

Notes to Statutory Basis Financial Statements

NOTE 10—ANALYSIS OF ACTUARIAL RESERVES AND DEPOSIT LIABILITIES BY WITHDRAWAL CHARACTERISTICS (CONTINUED)

	As of December 31, 2020			As of December 31, 2019
	Separate Account— Nonguaranteed			Separate Account— Nonguaranteed
	Account Value	Cash Value	Reserve	Account Value	Cash Value	Reserve
(In millions)
A. Subject to discretionary withdrawal, surrender values, or policy loans:
(1) Term Policies with Cash Value	$—	$—	$—	$—	$—	$—
(2) Universal Life	—	—	—	—	—	—
(3) Universal Life with Secondary Guarantees	—	—	—	—	—	—
(4) Indexed Universal Life	—	—	—	—	—	—
(5) Indexed Universal Life with Secondary Guarantees	—	—	—	—	—	—
(6) Indexed Life	—	—	—	—	—	—
(7) Other Permanent Cash Value Life Insurance	—	—	—	—	—	—
(8) Variable Life	161	161	161	167	167	167
(9) Variable Universal Life	409	407	407	382	380	380
(10) Miscellaneous Reserves	—	—	—	—	—	—
B. Not subject to discretionary withdrawal or no cash values:
(1) Term Policies with Cash Value	—	—	—	—	—	—
(2) Accidental Death Benefits	—	—	—	—	—	—
(3) Disability—Active Lives	—	—	—	—	—	—
(4) Disability—Disabled Lives	—	—	—	—	—	—
(5) Miscellaneous Reserves	—	—	—	—	—	—

C. Total (gross: direct + assumed)	570	568	568	549	547	547
D. Reinsurance ceded	—	—	—	—	—	—

E. Total (net) (C)—(D)	$570	$568	$568	$549	$547	$547

There were no Separate Account guaranteed for life actuarial reserves as of December 31, 2020 and 2019.

NOTE 11—COMMITMENTS

The Company had commitments to fund mortgage loans or other investments in the normal course of business, which totaled $110 million and $124 million in 2020 and 2019, respectively.

NOTE 12—LITIGATION

The Company is engaged in various disputes, litigations, governmental regulatory inquiries and other proceedings arising out of its business operations. These matters could result in losses, monetary damages, fines penalties or changes in the business operations of the Company. Due to the uncertainties inherent in these disputes, it is difficult to determine the ultimate loss the Company will experience. The Company evaluates each matter and establishes an accrual where a loss is probable and the amount can be reasonably estimated. In the opinion of Management, based on current information at December 31, 2020, any losses resulting from such disputes would not have a material adverse effect on the financial position of the Company.

The Company also evaluates these matters for a reasonably possible range of loss. Due to the uncertainties inherent in these matters, such as timing of discovery and court decisions, the Company is not able to ascertain a reasonably possible range of loss for each matter. In the opinion of Management, as of December 31, 2020, the aggregate range of reasonably possible loss for those matters it is able to provide an estimate for is not material to the Company’s financial position.

B-39

The Guardian Insurance & Annuity Company, Inc.

(A Wholly-Owned Subsidiary of The Guardian Life Insurance Company of America)

Notes to Statutory Basis Financial Statements

NOTE 13—FINANCIAL INFORMATION

Applicable insurance department regulations require that the Company prepare statutory financial statements in accordance with statutory accounting practices prescribed or permitted by the Delaware Department of Insurance.

Under the Delaware Insurance Law, the maximum amounts of distributions that can be made to the Company’s parent in any given year, without prior approval by the Delaware Commissioner of Insurance, is equal to the greater of (i) 10.00% of the Company’s surplus as of December 31 of the preceding calendar year, or (ii) the net gain from operations for the preceding calendar year (excluding realized investment losses). Any dividends paid, whether or not in excess of the aforementioned threshold, from a source other than statutory earned surplus also requires the prior approval of the Delaware Commissioner of Insurance. At December 31, 2020, the maximum amount of dividends the Company could pay The Guardian in 2021 without prior approval from the state insurance regulatory authorities was $185 million.

The following reconciles the statutory net income (loss) of the Company as reported to the regulatory authorities to consolidated GAAP net income (loss):

	2020	2019
	(In millions)
Statutory net loss	$(100)	$(49)
Adjustments to reconcile to GAAP:
Change in deferred policy acquisition costs	(11)	(7)
Deferred premium	(10)	—
Future policy benefits	(359)	(186)
Reinsurance	7	27
Federal income tax benefit	113	54
Unrealized gain on investments	9	—
Transfer to interest maintenance reserve	(1)	3
Realized loss on transfer of subsidiaries (PAS and HSF)	—	65
Amortization of interest maintenance reserve	(2)	1

Consolidated GAAP net (loss) income	$(354)	$(92)

The following reconciles the statutory capital and surplus of the Company as reported to the regulatory authorities to consolidated GAAP stockholder’s equity:

	2020	2019
	(In millions)
Statutory capital and surplus	$527	$516
Add (deduct) cumulative effect of adjustments:
Deferred policy acquisition costs	531	558
Elimination of asset valuation reserve	54	45
Future policy benefits	(803)	(380)
Establishment of additional deferred federal income taxes	(1)	(56)
Unrealized gains on investments	550	270
Separate account accrued expense allowances	(69)	(62)
Other liabilities	(66)	(54)
Other, net	1	1

Consolidated GAAP stockholder’s equity	$724	$838

NOTE 14—SUBSEQUENT EVENTS

The Company considers events occurring after the balance sheet date but prior to February 26, 2021, the issuance of the financial statements to be subsequent events requiring disclosure. There were no subsequent events for the year ended December 31, 2020.

B-40

The Guardian Insurance & Annuity Company, Inc.

(A Wholly-Owned Subsidiary of The Guardian Life Insurance Company of America)

Annual Statement for the Year Ended December 31, 2020

Supplemental Schedule of Assets and Liabilities

Schedule 1—Selected Financial Data

The following is a summary of certain financial data included in other exhibits and schedules subjected to audit procedures by independent auditors and utilized by actuaries in the determination of reserves.

	2020	Annual Statement References
Investment Income Earned		Exhibit of Net Investment Income
U.S. Government bonds	$4,029,549
Bonds exempt from U.S. tax	—
Other bonds (unaffiliated)	129,026,085
Bonds of affiliates	—
Preferred stocks (unaffiliated)	—
Preferred stocks of affiliates	—
Common stocks (unaffiliated)	—
Common stocks of affiliates	—
Mortgage loans	23,033,761
Real estate	—
Contract loans	5,265,604
Cash, cash equivalents and short-term investments	1,281,089
Derivative instruments	—
Other invested assets	6,931,767
Aggregate write-ins for investment income	42,763

Total gross investment income	$169,610,618

Real Estate Owned—Statement Value	—	Schedule A

Mortgage Loans—Book Value
Farm mortgages	$—	Schedule B
Residential mortgages	—
Commercial mortgages	590,194,413

Total mortgage loans	$590,194,413

Mortgage Loans by Standing—Book Value
Good standing	$—	Schedule B
Interest overdue more than 3 months, not in foreclosure	—
Foreclosure in process	—

Total mortgage loans	$—

Other Long-Term Invested Assets—Statement Value	135,775,858	Schedule BA, Part 1
Bonds and Stocks of Parents, Subsidiaries and Affiliates—Book Value		Schedule D, Summary by Country
Bonds	—
Preferred stocks	—
Common stocks	—

B-41

The Guardian Insurance & Annuity Company, Inc.

(A Wholly-Owned Subsidiary of The Guardian Life Insurance Company of America)

Annual Statement for the Year Ended December 31, 2020

Supplemental Schedule of Assets and Liabilities

Schedule 1—Selected Financial Data

	2020	Annual Statement References
Bonds and Short-Term Investments by Class & Maturity		Schedule D, Part 1A, Sec. 1
Bonds by Maturity—Statement Value
Due within one year or less	$265,685,285
Over 1 year through 5 years	941,502,984
Over 5 years through 10 years	608,315,152
Over 10 years through 20 years	310,908,905
Over 20 years	1,476,881,456

Total by Maturity	$3,603,293,782

Bonds by Class—Statement Value
Class 1	$1,927,779,457
Class 2	1,567,829,779
Class 3	87,955,676
Class 4	19,728,870
Class 5	—
Class 6	—

Total by Class	$3,603,293,782

Total Bonds Publicly Traded	1,587,833,569
Total Bonds Privately Placed	339,945,888
Preferred Stocks—Fair Value	—	Schedule D, Part 2, Sec. 1
Common Stocks—Fair Value	—	Schedule D, Part 2, Sec. 2
Short-Term Investments—Book Value	—	Schedule DA, Part 1
Options, Caps Floors, Collars, Swaps and Forwards	—	Schedule DB, Part A, Sec. 1
Financial Futures Contracts Open—Current Price	—	Schedule DB, Part B, Sec. 1
Cash on Deposit	(28,080,448)	Schedule E—Part 1

Life Insurance in Force (Net of Reinsurance)		Exhibit of Life Insurance
Industrial	—
Ordinary	17,957,600
Credit Life	—
Group Life	15,929
Amount of Additional Accidental Death Insurance In Force under Ordinary Policies	17,051	Exhibit of Life Insurance
Life Insurance Policies with Disability Provisions In Force		Exhibit of Life Insurance
Industrial	—
Ordinary	584,154
Credit Life	—
Group Life	150,880

B-42

The Guardian Insurance & Annuity Company, Inc.

(A Wholly-Owned Subsidiary of The Guardian Life Insurance Company of America)

Annual Statement for the Year Ended December 31, 2020

Supplemental Schedule of Assets and Liabilities

Schedule 1—Selected Financial Data

	2020	Annual Statement References
Supplementary Contracts in Force		Exhibit of Number of Policies, Contracts, Certificates, Income Payable and Account Values In Force for Supplementary Contracts, Annuities, A & H and Other Policies
Ordinary—Not Involving Life Contingencies
Amount on Deposit	—
Income Payable	—
Ordinary—Involving Life Contingencies
Income Payable	—
Group—Not Involving Life Contingencies
Amount on Deposit	—
Income Payable	—
Group—Involving Life Contingencies
Income Payable	—

Annuities—Ordinary		Exhibit of Number of Policies, Contracts, Certificates, Income Payable and Account Values In Force for Supplementary Contracts, Annuities, A & H and Other Policies
Immediate
Amount of Income Payable	170,536,509
Deferred—Fully Paid Account Balance	—
Deferred—Not Fully Paid—Account Balance	10,106,348,589

Annuities—Group		Exhibit of Number of Policies, Contracts, Certificates, Income Payable and Account Values In Force for Supplementary Contracts, Annuities, A & H and Other Policies
Amount of Income Payable	—
Fully Paid Account Balance	—
Deferred—Not Fully Paid—Account Balance	47,121,226

Accident and Health Insurance—Premiums in Force
Group	—
Credit	—
Other	—

Deposit Funds and Dividend Accumulations		Exhibit of Number of Policies, Contracts, Certificates, Income Payable and Account Values In Force for Supplementary Contracts, Annuities, A & H and Other Policies
Deposit Funds—Account Balance	136,219,231
Dividend Accumulations—Account Balance	—

B-43

The Guardian Insurance & Annuity Company, Inc.

(A Wholly-Owned Subsidiary of The Guardian Life Insurance Company of America)

Investments of Reporting Entity—Appendix A-001

As of December 31, 2020

Section 2. Investment Risk Interrogatories

Answer the following interrogatories by stating the applicable U.S. dollar amounts and percentages of the reporting entity’s total admitted assets held in that category of investments.

1.	State the reporting entity’s total admitted assets as reported on page two of the annual statement. $4,524,564,431.

2.	State the ten largest exposures to a single issuer/borrower/investment.

	Issuer	Description of Exposure	Amount	Percentage of Total Admitted Assets
a.	Abbvie Inc	Bonds	$33,488,375	0.7%
b.	Bristol-Myers Squibb Co	Bonds	$33,286,024	0.7%
c.	CVS Caremark Corp	Bonds	$32,455,413	0.7%
d.	Kroger Co	Bonds	$32,323,572	0.7%
e.	Mars Inc	Bonds	$30,735,031	0.7%
f.	Shell International Fin	Bonds	$30,331,890	0.7%
g.	Enterprise Products Oper	Bonds	$29,285,141	0.6%
h.	AIG	Bonds	$28,794,642	0.6%
i.	Amgen Inc	Bonds	$28,128,925	0.6%
j.	Exxon Mobil Corp	Bonds	$26,525,891	0.6%

3.	State the amounts and percentages of the reporting entity’s total admitted assets held in bonds and preferred stocks by NAIC rating:

Bonds	Amount	Percentage of Total Admitted Assets	Preferred Stocks	Amount	Percentage of Total Admitted Assets
NAIC-1	$1,927,779,457	42.6%	P/RP-1	$—	0.0%
NAIC-2	$1,567,829,779	34.7%	P/RP-2	$—	0.0%
NAIC-3	$87,955,676	1.9%	P/RP-3	$—	0.0%
NAIC-4	$19,728,870	0.4%	P/RP-4	$—	0.0%
NAIC-5	$—	0.0%	P/RP-5	$—	0.0%
NAIC-6	$—	0.0%	P/RP-6	$—	0.0%

4.	Assets held in foreign investments:

	Amount	Percentage
a. Are assets held in foreign investments less than 2.5% of the entity’s total admitted assets? Yes { } No {X}
b. Total admitted assets held in foreign investments	$367,683,078	8.1%
c. Foreign-currency-denominated investments	$—	0.0%
d. Insurance liabilities denominated in that same foreign currency	$—	0.0%

5.	Aggregate foreign investment exposure categorized by NAIC sovereign rating:

	Amount	Percentage
Countries rated NAIC-1	$348,264,289	7.7%
Countries rated NAIC-2	$19,418,790	0.4%
Countries rated NAIC-3 or below	$—	0.0%

B-44

The Guardian Insurance & Annuity Company, Inc.

(A Wholly-Owned Subsidiary of The Guardian Life Insurance Company of America)

Investments of Reporting Entity—Appendix A-001

As of December 31, 2020

6.	Largest foreign investment exposures by country, categorized by the country’s NAIC sovereign rating:

	Amount	Percentage
Countries rated NAIC-1:
Country: United Kingdom	$130,971,385	2.9%
Country: Netherlands	$62,973,712	1.4%
Countries rated NAIC-2:
Country: Mexico	$16,718,790	0.4%
Country: Turks & CAICOS	$2,700,000	0.1%
Countries rated NAIC-3 or below
Country:	$—	0.0%
Country: Turkey	$—	0.0%

7.	Aggregate unhedged foreign currency exposure:

Amount	Percentage
$—	0.0%

8.	Aggregate unhedged foreign currency exposure categorized by NAIC sovereign rating:

	Amount	Percentage
i. Countries rated NAIC-1	$—	0.0%
ii. Countries rated NAIC-2	$—	0.0%
iii. Countries rated NAIC-3 or below:	$—	0.0%

9.	Largest unhedged foreign currency exposures by country, categorized by the country’s NAIC sovereign rating:

	Amount	Percentage
i. Countries rated NAIC-1:
Country: France	$—	0.0%
ii. Countries rated NAIC-2:
Country:	$—	0.0%
iii. Countries rated NAIC-3 or below
Country:	$—	0.0%

10.	Ten largest non-sovereign (i.e. non-governmental) foreign issues:

	Issuer	NAIC Rating	Amount	Percentage
1.	Shell International Fin	1FE	$30,331,890	0.7%
2.	Vodafone Grp	2FE	$14,888,426	0.3%
3.	Astrazeneca	2FE	$14,022,806	0.3%
4.	Siemens Financieringsmat	1FE	$12,627,492	0.3%
5.	BP Capital Markets PLC	1FE	$10,798,290	0.2%
6.	Johnson Controls	2FE	$10,718,345	0.2%
7.	Mitsubishi UFJ Fin Grp	1FE	$10,004,374	0.2%
8.	Reckitt Benckiser Tsy	1FE	$9,996,737	0.2%
9.	Xlit LTD	2FE	$7,055,055	0.2%
10.	HSBC Holdings PLC	1FE	$6,071,063	0.1%

B-45

The Guardian Insurance & Annuity Company, Inc.

(A Wholly-Owned Subsidiary of The Guardian Life Insurance Company of America)

Investments of Reporting Entity—Appendix A-001

As of December 31, 2020

11.	State the amounts and percentages of the reporting entity’s total admitted assets held in Canadian investments and unhedged Canadian currency exposure.

Are assets held in Canadian investments less than 2.5% of the reporting entity’s total admitted assets? Yes  {X}    No  {  }

	Amount	Percentage
Total admitted assets held in Canadian investments	$—	—
Canadian-currency-denominated investments	$—	—
Canadian-denmoinated insurance liabilities	$—	—
Unhedged Canadian currency exposure	$—	—

12.	State the aggregate amounts and percentages of the reporting entity’s total admitted assets held in investments with contractual sales restrictions.

Are assets held in investments with contractual sales restrictions less than 2.5% of the reporting entity’s total admitted assets? If yes, details not required.     Yes  {X}    No  {  }

13.	State the amounts and percentages of admitted assets held in the ten largest equity interests.

Are assets held in equity interests less than 2.5% of the reporting entity’s total admitted assets? If yes, details not required.     Yes  {X}    No  {  }

14.	State the amounts and percentages of the reporting entity’s total admitted assets held in nonaffiliated, privately placed equities.

Are assets held in nonaffiliated, privately placed equities less than 2.5% of the reporting entity’s total admitted assets? If yes, details not required.     Yes  {X}    No  {  }

15.	State the amounts and percentages of the reporting entity’s total admitted assets held in general partnership interests:

Are assets held in general partnership interests less than 2.5% of the reporting entity’s total admitted assets? If yes, details not required?     Yes  {X}    No  {  }

16.	State the amounts and percentages of the reporting entity’s total admitted assets held in mortgage loans:

Are mortgage loans reported in Schedule B less than 2.5% of the reporting entity’s total admitted assets? If yes, details not required?     Yes  {  }    No  {X}

Type (Residential, Commerical, Agricultural)		Amount	Percentage of Total Admitted Assets
a.	Commercial	$28,175,000	0.6%
b.	Commercial	$26,200,000	0.6%
c.	Commercial	$19,270,000	0.4%
d.	Commercial	$18,500,000	0.4%
e.	Commercial	$15,001,408	0.3%
f.	Commercial	$15,000,000	0.3%
g.	Commercial	$15,000,000	0.3%
h.	Commercial	$15,000,000	0.3%
i.	Commercial	$14,936,821	0.3%
j.	Commercial	$14,060,348	0.3%

B-46

The Guardian Insurance & Annuity Company, Inc.

(A Wholly-Owned Subsidiary of The Guardian Life Insurance Company of America)

Investments of Reporting Entity—Appendix A-001

As of December 31, 2020

17.	Aggregate mortgage loans having the following loan-to-value ratios as determined from the most current appraisal as of the annual statement date:

	Residential		Commercial		Agricultural
Loan to Value	Amount	Percentage	Amount	Percentage	Amount	Percentage
above 95%	$—	0.0%	$—	0.0%	$—	0.0%
91 to 95%	$—	0.0%	$—	0.0%	$—	0.0%
81 to 90%	$—	0.0%	$5,000,000	0.1%	$—	0.0%
71 to 80%	$—	0.0%	$—	0.0%	$—	0.0%
below 70%	$—	0.0%	$585,194,411	12.9%	$—	0.0%

18.	State the amounts and percentages of the reporting entity’s total admitted assets held in each of the five largest investments in real estate:

Are assets held in real estate less than 2.5% of the reporting entity’s total admitted assets? If yes, details not required?     Yes  {X}    No  {  }

19.	State the amounts and percentages of the reporting entity’s total admitted assets held in investments held in mezzanine real estate loans:

Are assets held in mezzanine real estate loans less than 2.5% of the reporting entity’s total admitted assets? If yes, details not required?     Yes  {X}    No  {  }

20.	State the amounts and percentages of the reporting entity’s total admitted assets subject to the following types of agreements:

At End of Each Quarter (unaudited)
		At Year-End		1st Qtr	2nd Qtr	3rd Qtr
a.	Securities lending agreements (do not include assets held as collateral for such transactions)	$—	%	$—	$—	$—
b.	Repurchase agreements	$—	%	$—	$—	$—
c.	Reverse repurchase agreements	$—	%	$—	$—	$—
d.	Dollar repurchase agreements	$—	%	$—	$—	$—
e.	Dollar reverse repurchase agreements	$—	%	$—	$—	$—

21.	State the amounts and percentages of the entity’s total admitted assets for warrants not attached to other financial instruments, options, caps, and floors:

		Owned		Written
a.	Hedging	$—	%	$—	%
b.	Income generation	$—	%	$—	%
c.	Other	$—	%	$—	%

22.	State the amounts and percentages of the reporting entity’s total admitted assets of potential exposure for collars, swaps, and forwards:

At End of Each Quarter (unaudited)
		At Year-End		1st Qtr	2nd Qtr	3rd Qtr
a.	Hedging	$—	%	$—	$—	$—
b.	Income generation	$—	%	$—	$—	$—
c.	Replications	$—	%	$—	$—	$—
d.	Other	$—	%	$—	$—	$—

B-47

The Guardian Insurance & Annuity Company, Inc.

(A Wholly-Owned Subsidiary of The Guardian Life Insurance Company of America)

Investments of Reporting Entity—Appendix A-001

As of December 31, 2020

23.	State the amounts and percentages of the reporting entity’s total admitted assets of potential exposure for futures contracts:

At End of Each Quarter (unaudited)
		At Year-End		1st Qtr	2nd Qtr	3rd Qtr
a.	Hedging	$120,044,440	2.7%	$214,960,200	$188,623,600	$154,021,500
b.	Income generation	$—	%	$—	$—	$—
c.	Replications	$—	%	$—	$—	$—
d.	Other	$—	%	$—	$—	$—

B-48

The Guardian Insurance & Annuity Company, Inc.

(A Wholly-Owned Subsidiary of The Guardian Life Insurance Company of America)

Appendix A-001

As of December 31, 2020

Section 3.   Summary Investment Schedule

Investment Categories	Gross Investment Holdings*		Admitted Assets as Reported in the Annual Statement
	Amount	Percentage	Amount	Percentage
Long-Term Bonds:
U.S. governments	$258,125,639	5.87%	$258,125,639	5.87%
All other governments	—	0.00%	—	0.00%
U.S. states, territories and possessions, etc. guaranteed	604,668	0.01%	604,668	0.01%
U.S. political subdivisions of states, territories, and possessions, guaranteed	—	0.00%	—	0.00%
U.S. special revenue and special assessment obligations, etc. nonguaranteed	4,332,090	0.10%	4,332,090	0.10%
Industrial and miscellaneous	3,242,429,445	73.69%	3,242,429,445	73.69%
Hybrid securities	5,081,610	0.12%	5,081,610	0.12%
Parent, subsidiaries and affiliates	—	0.00%	—	0.00%
SVO identified funds	—	0.00%	—	0.00%
Unaffiliated Bank loans	39,921,135	0.91%	39,921,135	0.91%

Total long-term bonds	3,550,494,587	80.70%	3,550,494,587	80.70%
Preferred stocks:
Industrial and miscellaneous (Unaffiliated)	—	0.00%	—	0.00%
Parent, subsidiaries and affiliates	—	0.00%	—	0.00%

Total preferred stocks	—	0.00%	—	0.00%
Common stocks:
Industrial and miscellaneous Publicly traded (Unaffiliated)	—	0.00%	—	0.00%
Industrial and miscellaneous Other (Unaffiliated)	—	0.00%	—	0.00%
Parent, subsidiaries and affiliates Publicly traded	—	0.00%	—	0.00%
Parent, subsidiaries and affiliates Other	—	0.00%	—	0.00%
Mutual funds	—	0.00%	—	0.00%
Unit investment trusts	—	0.00%	—	0.00%
Closed-end funds	—	0.00%	—	0.00%

Total common stocks	—	0.00%	—	0.00%
Mortgage loans:
Farm mortgages	—	0.00%	—	0.00%
Residential mortgages	—	0.00%	—	0.00%
Commercial mortgages	590,194,411	13.41%	590,194,411	13.41%
Mezzanine real estate loans	—	0.00%	—	0.00%

Total mortgage loans	590,194,411	13.41%	590,194,411	13.41%

B-49

The Guardian Insurance & Annuity Company, Inc.

(A Wholly-Owned Subsidiary of The Guardian Life Insurance Company of America)

Appendix A-001

As of December 31, 2020

Investment Categories	Gross Investment Holdings*		Admitted Assets as Reported in the Annual Statement
	Amount	Percentage	Amount	Percentage
Real estate:
Properties occupied by company	—	0.00%	—	0.00%
Properties held for production of income	—	0.00%	—	0.00%
Properties held for sale	—	0.00%	—	0.00%

Total real estate	—	0.00%	—	0.00%
Cash, cash equivalents and short-term investments:
Cash	(28,080,448)	-0.64%	(28,080,448)	-0.64%
Cash equivalents	52,799,195	1.20%	52,799,195	1.20%
Short-term investments	—	0.00%	—	0.00%

Total cash, cash equivalents and short-term investments	24,718,747	0.56%	24,718,747	0.56%
Contract loans	76,441,323	1.73%	76,441,323	1.73%
Derivatives	—	0.00%	—	0.00%
Other Invested Assets (Schedule BA)	155,674,134	3.54%	155,674,134	3.54%
Receivables for securities	2,188,304	0.05%	2,188,304	0.05%
Securities lending	—	0.00%	—	0.00%
Other Invested Assets (Page 2, Line 11)	—	0.00%	—	0.00%

Total Invested Assets	$4,399,711,506	100.00%	$4,399,711,506	100.00%

*	Gross Investment Holdings as valued in compliance with NAIC Accounting Practices & Procedures Manual

B-50

The Guardian Insurance & Annuity Company, Inc.

(A Wholly-Owned Subsidiary of The Guardian Life Insurance Company of America)

Report of Independent Auditors

To the Board of Directors of

The Guardian Insurance & Annuity Company, Inc.

We have audited the accompanying statutory financial statements of The Guardian Insurance & Annuity Company, Inc., which comprise the statutory basis balance sheets as of December 31, 2020 and 2019, and the related statutory basis statements of operations, of changes in capital and surplus, and of cash flows for the years then ended.

Management’s Responsibility for the Financial Statements

Management is responsible for the preparation and fair presentation of the financial statements in accordance with the accounting practices prescribed or permitted by the Delaware Department of Insurance. Management is also responsible for the design, implementation, and maintenance of internal control relevant to the preparation and fair presentation of financial statements that are free from material misstatement, whether due to fraud or error.

Auditors’ Responsibility

Our responsibility is to express an opinion on the financial statements based on our audits. We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free from material misstatement.

An audit involves performing procedures to obtain audit evidence about the amounts and disclosures in the financial statements. The procedures selected depend on our judgment, including the assessment of the risks of material misstatement of the financial statements, whether due to fraud or error. In making those risk assessments, we consider internal control relevant to the Company’s preparation and fair presentation of the financial statements in order to design audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company’s internal control. Accordingly, we express no such opinion. An audit also includes evaluating the appropriateness of accounting policies used and the reasonableness of significant accounting estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that the audit evidence we have obtained is sufficient and appropriate to provide a basis for our audit opinion.

Basis for Adverse Opinion on U.S. Generally Accepted Accounting Principles

As described in Note 2 to the financial statements, the financial statements are prepared by the Company on the basis of the accounting practices prescribed or permitted by the Delaware Department of Insurance, which is a basis of accounting other than accounting principles generally accepted in the United States of America.

The effects on the financial statements of the variances between the statutory basis of accounting described in Note 2 and accounting principles generally accepted in the United States of America are material.

Adverse Opinion on U.S. Generally Accepted Accounting Principles

In our opinion, because of the significance of the matter discussed in the “Basis for Adverse Opinion on U.S. Generally Accepted Accounting Principles” paragraph, the financial statements referred to above do not present fairly, in accordance with accounting principles generally accepted in the United States of America, the financial position of the Company as of December 31, 2020 and 2019, or the results of its operations or its cash flows for the years then ended.

Opinion on Statutory Basis of Accounting

In our opinion, the financial statements referred to above present fairly, in all material respects, the admitted assets, liabilities and surplus of the Company as of December 31, 2020 and 2019, and the results of its operations and its cash flows for the years then ended, in accordance with the accounting practices prescribed or permitted by the Delaware Department of Insurance described in Note 2.

B-51

Other Matter

Our audit was conducted for the purpose of forming an opinion on the statutory-basis financial statements taken as a whole. The supplemental Schedule 1—Selected Financial Data, Investment Risk Interrogatories, and Summary Investment Schedule (collectively, the “supplemental schedules”) of the Company as of December 31, 2020 and for the year then ended are presented to comply with the National Association of Insurance Commissioners’ Annual Statement Instructions and Accounting Practices and Procedures Manual and for purposes of additional analysis and are not a required part of the statutory-basis financial statements. The supplemental schedules are the responsibility of management and were derived from and relate directly to the underlying accounting and other records used to prepare the statutory-basis financial statements. The supplemental schedules have been subjected to the auditing procedures applied in the audit of the statutory-basis financial statements and certain additional procedures, including comparing and reconciling such information directly to the underlying accounting and other records used to prepare the statutory-basis financial statements or to the statutory-basis financial statements themselves and other additional procedures, in accordance with auditing standards generally accepted in the United States of America. In our opinion, the supplemental schedules are fairly stated, in all material respects, in relation to the statutory-basis financial statements taken as a whole.

/s/ PricewaterhouseCoopers LLP

February 26, 2021

B-52